UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01424
AIM Equity Funds (Invesco Equity Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025
Item 1. Reports to Stockholders.
(a) The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Charter Fund
Class A: CHTRX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Charter Fund (Class A)	$111	1.01%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 19.53%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 21.14%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology, health care and consumer staples sectors. Stronger stock selection in the industrials, materials and communication services sectors partially offset these results.
What contributed to performance?
Oracle Corp. | Oracle delivered results that reflected surging demand for its cloud infrastructure and strong traction among large enterprise and sovereign clients, reinforcing its position as a heavyweight in the growing, AI-driven computing infrastructure market.
Howmet Aerospace, Inc. | Howmet Aerospace manufactures advanced metal products for the aerospace and defense industries. The company reported earnings that beat expectations, driven by strength in its commercial aerospace segment.
What detracted from performance?
BellRing Brands, Inc. | BellRing Brands is a consumer products company whose offerings include high protein beverages and supplements. Sales decelerated in the first half of 2025, while competitive pressures in the protein shake category increased.
UnitedHealth Group, Inc. | UnitedHealth Group declined as it faced various internal and external challenges that weighed on its stock price during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Charter Fund (Class A) —including sales charge	12.98%	14.08%	10.62%
Invesco Charter Fund (Class A) —excluding sales charge	19.53%	15.38%	11.25%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P 500® Index	21.45%	17.64%	14.64%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,768,237,540
Total number of portfolio holdings	72
Total advisory fees paid	$21,773,165
Portfolio turnover rate	36%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.46%
Microsoft Corp.	7.79%
Alphabet, Inc., Class A	6.80%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.57%
Broadcom, Inc.	3.25%
JPMorgan Chase & Co.	2.81%
Meta Platforms, Inc., Class A	2.74%
Eli Lilly and Co.	1.69%
Walmart, Inc.	1.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CHT-AR-A
Invesco Charter Fund

Invesco Charter Fund
Class C: CHTCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Charter Fund (Class C)	$192	1.76%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 18.64%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 21.14%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology, health care and consumer staples sectors. Stronger stock selection in the industrials, materials and communication services sectors partially offset these results.
What contributed to performance?
Oracle Corp. | Oracle delivered results that reflected surging demand for its cloud infrastructure and strong traction among large enterprise and sovereign clients, reinforcing its position as a heavyweight in the growing, AI-driven computing infrastructure market.
Howmet Aerospace, Inc. | Howmet Aerospace manufactures advanced metal products for the aerospace and defense industries. The company reported earnings that beat expectations, driven by strength in its commercial aerospace segment.
What detracted from performance?
BellRing Brands, Inc. | BellRing Brands is a consumer products company whose offerings include high protein beverages and supplements. Sales decelerated in the first half of 2025, while competitive pressures in the protein shake category increased.
UnitedHealth Group, Inc. | UnitedHealth Group declined as it faced various internal and external challenges that weighed on its stock price during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Charter Fund (Class C) —including sales charge	17.64%	14.51%	10.58%
Invesco Charter Fund (Class C) —excluding sales charge	18.64%	14.51%	10.58%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P 500® Index	21.45%	17.64%	14.64%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,768,237,540
Total number of portfolio holdings	72
Total advisory fees paid	$21,773,165
Portfolio turnover rate	36%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.46%
Microsoft Corp.	7.79%
Alphabet, Inc., Class A	6.80%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.57%
Broadcom, Inc.	3.25%
JPMorgan Chase & Co.	2.81%
Meta Platforms, Inc., Class A	2.74%
Eli Lilly and Co.	1.69%
Walmart, Inc.	1.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CHT-AR-C
Invesco Charter Fund

Invesco Charter Fund
Class R: CHRRX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Charter Fund (Class R)	$138	1.26%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 19.22%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 21.14%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology, health care and consumer staples sectors. Stronger stock selection in the industrials, materials and communication services sectors partially offset these results.
What contributed to performance?
Oracle Corp. | Oracle delivered results that reflected surging demand for its cloud infrastructure and strong traction among large enterprise and sovereign clients, reinforcing its position as a heavyweight in the growing, AI-driven computing infrastructure market.
Howmet Aerospace, Inc. | Howmet Aerospace manufactures advanced metal products for the aerospace and defense industries. The company reported earnings that beat expectations, driven by strength in its commercial aerospace segment.
What detracted from performance?
BellRing Brands, Inc. | BellRing Brands is a consumer products company whose offerings include high protein beverages and supplements. Sales decelerated in the first half of 2025, while competitive pressures in the protein shake category increased.
UnitedHealth Group, Inc. | UnitedHealth Group declined as it faced various internal and external challenges that weighed on its stock price during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Charter Fund (Class R)	19.22%	15.09%	10.97%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P 500® Index	21.45%	17.64%	14.64%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,768,237,540
Total number of portfolio holdings	72
Total advisory fees paid	$21,773,165
Portfolio turnover rate	36%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.46%
Microsoft Corp.	7.79%
Alphabet, Inc., Class A	6.80%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.57%
Broadcom, Inc.	3.25%
JPMorgan Chase & Co.	2.81%
Meta Platforms, Inc., Class A	2.74%
Eli Lilly and Co.	1.69%
Walmart, Inc.	1.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CHT-AR-R
Invesco Charter Fund

Invesco Charter Fund
Class S: CHRSX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Charter Fund (Class S)	$100	0.91%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class S shares of the Fund returned 19.69%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 21.14%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology, health care and consumer staples sectors. Stronger stock selection in the industrials, materials and communication services sectors partially offset these results.
What contributed to performance?
Oracle Corp. | Oracle delivered results that reflected surging demand for its cloud infrastructure and strong traction among large enterprise and sovereign clients, reinforcing its position as a heavyweight in the growing, AI-driven computing infrastructure market.
Howmet Aerospace, Inc. | Howmet Aerospace manufactures advanced metal products for the aerospace and defense industries. The company reported earnings that beat expectations, driven by strength in its commercial aerospace segment.
What detracted from performance?
BellRing Brands, Inc. | BellRing Brands is a consumer products company whose offerings include high protein beverages and supplements. Sales decelerated in the first half of 2025, while competitive pressures in the protein shake category increased.
UnitedHealth Group, Inc. | UnitedHealth Group declined as it faced various internal and external challenges that weighed on its stock price during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Charter Fund (Class S)	19.69%	15.50%	11.36%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P 500® Index	21.45%	17.64%	14.64%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,768,237,540
Total number of portfolio holdings	72
Total advisory fees paid	$21,773,165
Portfolio turnover rate	36%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.46%
Microsoft Corp.	7.79%
Alphabet, Inc., Class A	6.80%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.57%
Broadcom, Inc.	3.25%
JPMorgan Chase & Co.	2.81%
Meta Platforms, Inc., Class A	2.74%
Eli Lilly and Co.	1.69%
Walmart, Inc.	1.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CHT-AR-S
Invesco Charter Fund

Invesco Charter Fund
Class Y: CHTYX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Charter Fund (Class Y)	$84	0.76%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 19.82%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 21.14%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology, health care and consumer staples sectors. Stronger stock selection in the industrials, materials and communication services sectors partially offset these results.
What contributed to performance?
Oracle Corp. | Oracle delivered results that reflected surging demand for its cloud infrastructure and strong traction among large enterprise and sovereign clients, reinforcing its position as a heavyweight in the growing, AI-driven computing infrastructure market.
Howmet Aerospace, Inc. | Howmet Aerospace manufactures advanced metal products for the aerospace and defense industries. The company reported earnings that beat expectations, driven by strength in its commercial aerospace segment.
What detracted from performance?
BellRing Brands, Inc. | BellRing Brands is a consumer products company whose offerings include high protein beverages and supplements. Sales decelerated in the first half of 2025, while competitive pressures in the protein shake category increased.
UnitedHealth Group, Inc. | UnitedHealth Group declined as it faced various internal and external challenges that weighed on its stock price during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Charter Fund (Class Y)	19.82%	15.66%	11.53%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P 500® Index	21.45%	17.64%	14.64%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,768,237,540
Total number of portfolio holdings	72
Total advisory fees paid	$21,773,165
Portfolio turnover rate	36%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.46%
Microsoft Corp.	7.79%
Alphabet, Inc., Class A	6.80%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.57%
Broadcom, Inc.	3.25%
JPMorgan Chase & Co.	2.81%
Meta Platforms, Inc., Class A	2.74%
Eli Lilly and Co.	1.69%
Walmart, Inc.	1.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CHT-AR-Y
Invesco Charter Fund

Invesco Charter Fund
Class R5: CHTVX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Charter Fund (Class R5)	$82	0.75%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 19.82%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 21.14%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology, health care and consumer staples sectors. Stronger stock selection in the industrials, materials and communication services sectors partially offset these results.
What contributed to performance?
Oracle Corp. | Oracle delivered results that reflected surging demand for its cloud infrastructure and strong traction among large enterprise and sovereign clients, reinforcing its position as a heavyweight in the growing, AI-driven computing infrastructure market.
Howmet Aerospace, Inc. | Howmet Aerospace manufactures advanced metal products for the aerospace and defense industries. The company reported earnings that beat expectations, driven by strength in its commercial aerospace segment.
What detracted from performance?
BellRing Brands, Inc. | BellRing Brands is a consumer products company whose offerings include high protein beverages and supplements. Sales decelerated in the first half of 2025, while competitive pressures in the protein shake category increased.
UnitedHealth Group, Inc. | UnitedHealth Group declined as it faced various internal and external challenges that weighed on its stock price during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Charter Fund (Class R5)	19.82%	15.68%	11.58%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P 500® Index	21.45%	17.64%	14.64%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,768,237,540
Total number of portfolio holdings	72
Total advisory fees paid	$21,773,165
Portfolio turnover rate	36%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.46%
Microsoft Corp.	7.79%
Alphabet, Inc., Class A	6.80%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.57%
Broadcom, Inc.	3.25%
JPMorgan Chase & Co.	2.81%
Meta Platforms, Inc., Class A	2.74%
Eli Lilly and Co.	1.69%
Walmart, Inc.	1.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CHT-AR-R5
Invesco Charter Fund

Invesco Charter Fund
Class R6: CHFTX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Charter Fund (Class R6)	$75	0.68%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 19.96%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 21.14%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology, health care and consumer staples sectors. Stronger stock selection in the industrials, materials and communication services sectors partially offset these results.
What contributed to performance?
Oracle Corp. | Oracle delivered results that reflected surging demand for its cloud infrastructure and strong traction among large enterprise and sovereign clients, reinforcing its position as a heavyweight in the growing, AI-driven computing infrastructure market.
Howmet Aerospace, Inc. | Howmet Aerospace manufactures advanced metal products for the aerospace and defense industries. The company reported earnings that beat expectations, driven by strength in its commercial aerospace segment.
What detracted from performance?
BellRing Brands, Inc. | BellRing Brands is a consumer products company whose offerings include high protein beverages and supplements. Sales decelerated in the first half of 2025, while competitive pressures in the protein shake category increased.
UnitedHealth Group, Inc. | UnitedHealth Group declined as it faced various internal and external challenges that weighed on its stock price during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Charter Fund (Class R6)	19.96%	15.77%	11.66%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P 500® Index	21.45%	17.64%	14.64%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,768,237,540
Total number of portfolio holdings	72
Total advisory fees paid	$21,773,165
Portfolio turnover rate	36%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.46%
Microsoft Corp.	7.79%
Alphabet, Inc., Class A	6.80%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.57%
Broadcom, Inc.	3.25%
JPMorgan Chase & Co.	2.81%
Meta Platforms, Inc., Class A	2.74%
Eli Lilly and Co.	1.69%
Walmart, Inc.	1.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CHT-AR-R6
Invesco Charter Fund

Invesco Diversified Dividend Fund
Class A: LCEAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Diversified Dividend Fund (Class A)	$88	0.83%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US markets experienced significant volatility driven by political developments, tariff-related uncertainties and shifting Federal Reserve policies, with strong rallies fueled by optimism around artificial intelligence (AI) and resilient economic growth tempered by inflation and geopolitical risks. Despite intermittent corrections and economic slowdowns, equities ended the period near record highs, supported by robust corporate earnings and accommodative monetary policy.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 10.98%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 11.15%.
What contributed to performance?
JPMorgan Chase & Co. | JPMorgan’s strong performance was fueled by record trading and investment banking revenue, resilient consumer banking, strategic rate management and shareholder-friendly actions. JPMorgan's diversified model and strong capital ratios positioned it as a standout in a volatile macro environment.
Alphabet, Inc. | Alphabet’s rally during the fiscal year was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions. These factors, among others, positioned Alphabet as a leading AI and cloud player, driving investor optimism despite macro volatility.
What detracted from performance?
UnitedHealth Group Inc. | UnitedHealth Group’s decline during the fiscal year was driven by cost overruns, pricing missteps and regulatory uncertainty, compounded by leadership changes and strategic pullbacks. While revenue growth remained strong, profitability collapsed under elevated cost of care trends and compliance pressures, eroding investor confidence. We sold the holding during the fiscal year.
Comcast Corp. | Comcast’s weak performance was driven by accelerating broadband and video subscriber losses, competitive pressure from fiber and 5G and pricing missteps, partially offset by wireless growth and narrowing streaming losses. Structural challenges in its core connectivity business overshadowed incremental gains in theme parks and content, raising investor's concerns. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Diversified Dividend Fund (Class A) —including sales charge	4.89%	11.61%	7.82%
Invesco Diversified Dividend Fund (Class A) —excluding sales charge	10.98%	12.89%	8.43%
Russell 1000® Value Index	11.15%	14.28%	9.97%
S&P 500® Index	21.45%	17.64%	14.64%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$10,518,663,310
Total number of portfolio holdings	80
Total advisory fees paid	$43,999,769
Portfolio turnover rate	56%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Alphabet, Inc., Class A	2.70%
Lowe's Cos., Inc.	2.65%
Johnson & Johnson	2.62%
Bank of America Corp.	2.57%
Walmart, Inc.	2.55%
Microsoft Corp.	2.52%
Chevron Corp.	2.42%
Wells Fargo & Co.	2.33%
Cisco Systems, Inc.	2.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies to reflect that the Fund adopted a policy to invest at least 80% of its net assets in common stocks of companies which pay dividends, and in other instruments that have economic characteristics similar to such securities.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
DDI-AR-A
Invesco Diversified Dividend Fund

Invesco Diversified Dividend Fund
Class C: LCEVX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Diversified Dividend Fund (Class C)	$166	1.58%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US markets experienced significant volatility driven by political developments, tariff-related uncertainties and shifting Federal Reserve policies, with strong rallies fueled by optimism around artificial intelligence (AI) and resilient economic growth tempered by inflation and geopolitical risks. Despite intermittent corrections and economic slowdowns, equities ended the period near record highs, supported by robust corporate earnings and accommodative monetary policy.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 10.16%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 11.15%.
What contributed to performance?
JPMorgan Chase & Co. | JPMorgan’s strong performance was fueled by record trading and investment banking revenue, resilient consumer banking, strategic rate management and shareholder-friendly actions. JPMorgan's diversified model and strong capital ratios positioned it as a standout in a volatile macro environment.
Alphabet, Inc. | Alphabet’s rally during the fiscal year was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions. These factors, among others, positioned Alphabet as a leading AI and cloud player, driving investor optimism despite macro volatility.
What detracted from performance?
UnitedHealth Group Inc. | UnitedHealth Group’s decline during the fiscal year was driven by cost overruns, pricing missteps and regulatory uncertainty, compounded by leadership changes and strategic pullbacks. While revenue growth remained strong, profitability collapsed under elevated cost of care trends and compliance pressures, eroding investor confidence. We sold the holding during the fiscal year.
Comcast Corp. | Comcast’s weak performance was driven by accelerating broadband and video subscriber losses, competitive pressure from fiber and 5G and pricing missteps, partially offset by wireless growth and narrowing streaming losses. Structural challenges in its core connectivity business overshadowed incremental gains in theme parks and content, raising investor's concerns. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Diversified Dividend Fund (Class C) —including sales charge	9.17%	12.05%	7.78%
Invesco Diversified Dividend Fund (Class C) —excluding sales charge	10.16%	12.05%	7.78%
Russell 1000® Value Index	11.15%	14.28%	9.97%
S&P 500® Index	21.45%	17.64%	14.64%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$10,518,663,310
Total number of portfolio holdings	80
Total advisory fees paid	$43,999,769
Portfolio turnover rate	56%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Alphabet, Inc., Class A	2.70%
Lowe's Cos., Inc.	2.65%
Johnson & Johnson	2.62%
Bank of America Corp.	2.57%
Walmart, Inc.	2.55%
Microsoft Corp.	2.52%
Chevron Corp.	2.42%
Wells Fargo & Co.	2.33%
Cisco Systems, Inc.	2.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies to reflect that the Fund adopted a policy to invest at least 80% of its net assets in common stocks of companies which pay dividends, and in other instruments that have economic characteristics similar to such securities.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
DDI-AR-C
Invesco Diversified Dividend Fund

Invesco Diversified Dividend Fund
Class R: DDFRX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Diversified Dividend Fund (Class R)	$114	1.08%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US markets experienced significant volatility driven by political developments, tariff-related uncertainties and shifting Federal Reserve policies, with strong rallies fueled by optimism around artificial intelligence (AI) and resilient economic growth tempered by inflation and geopolitical risks. Despite intermittent corrections and economic slowdowns, equities ended the period near record highs, supported by robust corporate earnings and accommodative monetary policy.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 10.65%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 11.15%.
What contributed to performance?
JPMorgan Chase & Co. | JPMorgan’s strong performance was fueled by record trading and investment banking revenue, resilient consumer banking, strategic rate management and shareholder-friendly actions. JPMorgan's diversified model and strong capital ratios positioned it as a standout in a volatile macro environment.
Alphabet, Inc. | Alphabet’s rally during the fiscal year was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions. These factors, among others, positioned Alphabet as a leading AI and cloud player, driving investor optimism despite macro volatility.
What detracted from performance?
UnitedHealth Group Inc. | UnitedHealth Group’s decline during the fiscal year was driven by cost overruns, pricing missteps and regulatory uncertainty, compounded by leadership changes and strategic pullbacks. While revenue growth remained strong, profitability collapsed under elevated cost of care trends and compliance pressures, eroding investor confidence. We sold the holding during the fiscal year.
Comcast Corp. | Comcast’s weak performance was driven by accelerating broadband and video subscriber losses, competitive pressure from fiber and 5G and pricing missteps, partially offset by wireless growth and narrowing streaming losses. Structural challenges in its core connectivity business overshadowed incremental gains in theme parks and content, raising investor's concerns. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Diversified Dividend Fund (Class R)	10.65%	12.60%	8.16%
Russell 1000® Value Index	11.15%	14.28%	9.97%
S&P 500® Index	21.45%	17.64%	14.64%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$10,518,663,310
Total number of portfolio holdings	80
Total advisory fees paid	$43,999,769
Portfolio turnover rate	56%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Alphabet, Inc., Class A	2.70%
Lowe's Cos., Inc.	2.65%
Johnson & Johnson	2.62%
Bank of America Corp.	2.57%
Walmart, Inc.	2.55%
Microsoft Corp.	2.52%
Chevron Corp.	2.42%
Wells Fargo & Co.	2.33%
Cisco Systems, Inc.	2.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies to reflect that the Fund adopted a policy to invest at least 80% of its net assets in common stocks of companies which pay dividends, and in other instruments that have economic characteristics similar to such securities.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
DDI-AR-R
Invesco Diversified Dividend Fund

Invesco Diversified Dividend Fund
Class Y: LCEYX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Diversified Dividend Fund (Class Y)	$61	0.58%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US markets experienced significant volatility driven by political developments, tariff-related uncertainties and shifting Federal Reserve policies, with strong rallies fueled by optimism around artificial intelligence (AI) and resilient economic growth tempered by inflation and geopolitical risks. Despite intermittent corrections and economic slowdowns, equities ended the period near record highs, supported by robust corporate earnings and accommodative monetary policy.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 11.32%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 11.15%.
What contributed to performance?
JPMorgan Chase & Co. | JPMorgan’s strong performance was fueled by record trading and investment banking revenue, resilient consumer banking, strategic rate management and shareholder-friendly actions. JPMorgan's diversified model and strong capital ratios positioned it as a standout in a volatile macro environment.
Alphabet, Inc. | Alphabet’s rally during the fiscal year was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions. These factors, among others, positioned Alphabet as a leading AI and cloud player, driving investor optimism despite macro volatility.
What detracted from performance?
UnitedHealth Group Inc. | UnitedHealth Group’s decline during the fiscal year was driven by cost overruns, pricing missteps and regulatory uncertainty, compounded by leadership changes and strategic pullbacks. While revenue growth remained strong, profitability collapsed under elevated cost of care trends and compliance pressures, eroding investor confidence. We sold the holding during the fiscal year.
Comcast Corp. | Comcast’s weak performance was driven by accelerating broadband and video subscriber losses, competitive pressure from fiber and 5G and pricing missteps, partially offset by wireless growth and narrowing streaming losses. Structural challenges in its core connectivity business overshadowed incremental gains in theme parks and content, raising investor's concerns. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Diversified Dividend Fund (Class Y)	11.32%	13.18%	8.71%
Russell 1000® Value Index	11.15%	14.28%	9.97%
S&P 500® Index	21.45%	17.64%	14.64%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$10,518,663,310
Total number of portfolio holdings	80
Total advisory fees paid	$43,999,769
Portfolio turnover rate	56%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Alphabet, Inc., Class A	2.70%
Lowe's Cos., Inc.	2.65%
Johnson & Johnson	2.62%
Bank of America Corp.	2.57%
Walmart, Inc.	2.55%
Microsoft Corp.	2.52%
Chevron Corp.	2.42%
Wells Fargo & Co.	2.33%
Cisco Systems, Inc.	2.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies to reflect that the Fund adopted a policy to invest at least 80% of its net assets in common stocks of companies which pay dividends, and in other instruments that have economic characteristics similar to such securities.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
DDI-AR-Y
Invesco Diversified Dividend Fund

Invesco Diversified Dividend Fund
Investor Class: LCEIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Diversified Dividend Fund (Investor Class)	$79	0.75%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US markets experienced significant volatility driven by political developments, tariff-related uncertainties and shifting Federal Reserve policies, with strong rallies fueled by optimism around artificial intelligence (AI) and resilient economic growth tempered by inflation and geopolitical risks. Despite intermittent corrections and economic slowdowns, equities ended the period near record highs, supported by robust corporate earnings and accommodative monetary policy.
• For the fiscal year ended October 31, 2025, Investor Class shares of the Fund returned 11.05%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 11.15%.
What contributed to performance?
JPMorgan Chase & Co. | JPMorgan’s strong performance was fueled by record trading and investment banking revenue, resilient consumer banking, strategic rate management and shareholder-friendly actions. JPMorgan's diversified model and strong capital ratios positioned it as a standout in a volatile macro environment.
Alphabet, Inc. | Alphabet’s rally during the fiscal year was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions. These factors, among others, positioned Alphabet as a leading AI and cloud player, driving investor optimism despite macro volatility.
What detracted from performance?
UnitedHealth Group Inc. | UnitedHealth Group’s decline during the fiscal year was driven by cost overruns, pricing missteps and regulatory uncertainty, compounded by leadership changes and strategic pullbacks. While revenue growth remained strong, profitability collapsed under elevated cost of care trends and compliance pressures, eroding investor confidence. We sold the holding during the fiscal year.
Comcast Corp. | Comcast’s weak performance was driven by accelerating broadband and video subscriber losses, competitive pressure from fiber and 5G and pricing missteps, partially offset by wireless growth and narrowing streaming losses. Structural challenges in its core connectivity business overshadowed incremental gains in theme parks and content, raising investor's concerns. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Diversified Dividend Fund (Investor Class)	11.05%	12.99%	8.52%
Russell 1000® Value Index	11.15%	14.28%	9.97%
S&P 500® Index	21.45%	17.64%	14.64%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$10,518,663,310
Total number of portfolio holdings	80
Total advisory fees paid	$43,999,769
Portfolio turnover rate	56%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Alphabet, Inc., Class A	2.70%
Lowe's Cos., Inc.	2.65%
Johnson & Johnson	2.62%
Bank of America Corp.	2.57%
Walmart, Inc.	2.55%
Microsoft Corp.	2.52%
Chevron Corp.	2.42%
Wells Fargo & Co.	2.33%
Cisco Systems, Inc.	2.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies to reflect that the Fund adopted a policy to invest at least 80% of its net assets in common stocks of companies which pay dividends, and in other instruments that have economic characteristics similar to such securities.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
DDI-AR-INV
Invesco Diversified Dividend Fund

Invesco Diversified Dividend Fund
Class R5: DDFIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Diversified Dividend Fund (Class R5)	$57	0.54%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US markets experienced significant volatility driven by political developments, tariff-related uncertainties and shifting Federal Reserve policies, with strong rallies fueled by optimism around artificial intelligence (AI) and resilient economic growth tempered by inflation and geopolitical risks. Despite intermittent corrections and economic slowdowns, equities ended the period near record highs, supported by robust corporate earnings and accommodative monetary policy.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 11.25%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 11.15%.
What contributed to performance?
JPMorgan Chase & Co. | JPMorgan’s strong performance was fueled by record trading and investment banking revenue, resilient consumer banking, strategic rate management and shareholder-friendly actions. JPMorgan's diversified model and strong capital ratios positioned it as a standout in a volatile macro environment.
Alphabet, Inc. | Alphabet’s rally during the fiscal year was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions. These factors, among others, positioned Alphabet as a leading AI and cloud player, driving investor optimism despite macro volatility.
What detracted from performance?
UnitedHealth Group Inc. | UnitedHealth Group’s decline during the fiscal year was driven by cost overruns, pricing missteps and regulatory uncertainty, compounded by leadership changes and strategic pullbacks. While revenue growth remained strong, profitability collapsed under elevated cost of care trends and compliance pressures, eroding investor confidence. We sold the holding during the fiscal year.
Comcast Corp. | Comcast’s weak performance was driven by accelerating broadband and video subscriber losses, competitive pressure from fiber and 5G and pricing missteps, partially offset by wireless growth and narrowing streaming losses. Structural challenges in its core connectivity business overshadowed incremental gains in theme parks and content, raising investor's concerns. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Diversified Dividend Fund (Class R5)	11.25%	13.21%	8.75%
Russell 1000® Value Index	11.15%	14.28%	9.97%
S&P 500® Index	21.45%	17.64%	14.64%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$10,518,663,310
Total number of portfolio holdings	80
Total advisory fees paid	$43,999,769
Portfolio turnover rate	56%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Alphabet, Inc., Class A	2.70%
Lowe's Cos., Inc.	2.65%
Johnson & Johnson	2.62%
Bank of America Corp.	2.57%
Walmart, Inc.	2.55%
Microsoft Corp.	2.52%
Chevron Corp.	2.42%
Wells Fargo & Co.	2.33%
Cisco Systems, Inc.	2.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies to reflect that the Fund adopted a policy to invest at least 80% of its net assets in common stocks of companies which pay dividends, and in other instruments that have economic characteristics similar to such securities.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
DDI-AR-R5
Invesco Diversified Dividend Fund

Invesco Diversified Dividend Fund
Class R6: LCEFX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Diversified Dividend Fund (Class R6)	$50	0.47%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US markets experienced significant volatility driven by political developments, tariff-related uncertainties and shifting Federal Reserve policies, with strong rallies fueled by optimism around artificial intelligence (AI) and resilient economic growth tempered by inflation and geopolitical risks. Despite intermittent corrections and economic slowdowns, equities ended the period near record highs, supported by robust corporate earnings and accommodative monetary policy.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 11.34%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 11.15%.
What contributed to performance?
JPMorgan Chase & Co. | JPMorgan’s strong performance was fueled by record trading and investment banking revenue, resilient consumer banking, strategic rate management and shareholder-friendly actions. JPMorgan's diversified model and strong capital ratios positioned it as a standout in a volatile macro environment.
Alphabet, Inc. | Alphabet’s rally during the fiscal year was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions. These factors, among others, positioned Alphabet as a leading AI and cloud player, driving investor optimism despite macro volatility.
What detracted from performance?
UnitedHealth Group Inc. | UnitedHealth Group’s decline during the fiscal year was driven by cost overruns, pricing missteps and regulatory uncertainty, compounded by leadership changes and strategic pullbacks. While revenue growth remained strong, profitability collapsed under elevated cost of care trends and compliance pressures, eroding investor confidence. We sold the holding during the fiscal year.
Comcast Corp. | Comcast’s weak performance was driven by accelerating broadband and video subscriber losses, competitive pressure from fiber and 5G and pricing missteps, partially offset by wireless growth and narrowing streaming losses. Structural challenges in its core connectivity business overshadowed incremental gains in theme parks and content, raising investor's concerns. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Diversified Dividend Fund (Class R6)	11.34%	13.28%	8.84%
Russell 1000® Value Index	11.15%	14.28%	9.97%
S&P 500® Index	21.45%	17.64%	14.64%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$10,518,663,310
Total number of portfolio holdings	80
Total advisory fees paid	$43,999,769
Portfolio turnover rate	56%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Alphabet, Inc., Class A	2.70%
Lowe's Cos., Inc.	2.65%
Johnson & Johnson	2.62%
Bank of America Corp.	2.57%
Walmart, Inc.	2.55%
Microsoft Corp.	2.52%
Chevron Corp.	2.42%
Wells Fargo & Co.	2.33%
Cisco Systems, Inc.	2.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies to reflect that the Fund adopted a policy to invest at least 80% of its net assets in common stocks of companies which pay dividends, and in other instruments that have economic characteristics similar to such securities.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
DDI-AR-R6
Invesco Diversified Dividend Fund

Invesco Main Street All Cap Fund®
Class A: OMSOX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street All Cap Fund® (Class A)	$115	1.03%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 22.70%. For the same time period, the Russell 3000® Index (the "Benchmark") returned 20.81%. The Fund outperformed the Benchmark mainly as a result of stock selection in the industrials, information technology and communication services sectors. Weaker stock selection in the health care, consumer staples and energy sectors partially offset these results.
What contributed to performance?
Alphabet, Inc. | Alphabet's performance was driven primarily by strong demand within its digital advertisement businesses. Alphabet's performance was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions.
Howmet Aerospace Inc. | Howmet Aerospace manufactures advanced metal products for the aerospace and defense industries. The company reported earnings that beat expectations, driven by strength in its commercial aerospace segment.
What detracted from performance?
UnitedHealth Group Inc. | UnitedHealth Group declined as it faced various internal and external challenges that weighed on its stock price during the fiscal year.
BellRing Brands, Inc. | BellRing Brands is a consumer products company whose offerings include high protein beverages and supplements. Sales decelerated in the first half of 2025, while competitive pressures in the protein shake category increased.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street All Cap Fund® (Class A) —including sales charge	15.94%	15.97%	12.61%
Invesco Main Street All Cap Fund® (Class A) —excluding sales charge	22.70%	17.29%	13.25%
Russell 3000® Index	20.81%	16.74%	14.08%
S&P 500® Index	21.45%	17.64%	14.64%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Main Street All Cap Fund® (the predecessor fund) were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,708,034,575
Total number of portfolio holdings	83
Total advisory fees paid	$9,814,391
Portfolio turnover rate	44%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.51%
Alphabet, Inc., Class A	7.65%
Microsoft Corp.	7.55%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.76%
Broadcom, Inc.	3.54%
Meta Platforms, Inc., Class A	3.28%
JPMorgan Chase & Co.	2.98%
Walmart, Inc.	1.60%
Mastercard, Inc., Class A	1.54%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MSA-AR-A
Invesco Main Street All Cap Fund®

Invesco Main Street All Cap Fund®
Class C: OMSCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street All Cap Fund® (Class C)	$198	1.79%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 21.74%. For the same time period, the Russell 3000® Index (the "Benchmark") returned 20.81%. The Fund outperformed the Benchmark mainly as a result of stock selection in the industrials, information technology and communication services sectors. Weaker stock selection in the health care, consumer staples and energy sectors partially offset these results.
What contributed to performance?
Alphabet, Inc. | Alphabet's performance was driven primarily by strong demand within its digital advertisement businesses. Alphabet's performance was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions.
Howmet Aerospace Inc. | Howmet Aerospace manufactures advanced metal products for the aerospace and defense industries. The company reported earnings that beat expectations, driven by strength in its commercial aerospace segment.
What detracted from performance?
UnitedHealth Group Inc. | UnitedHealth Group declined as it faced various internal and external challenges that weighed on its stock price during the fiscal year.
BellRing Brands, Inc. | BellRing Brands is a consumer products company whose offerings include high protein beverages and supplements. Sales decelerated in the first half of 2025, while competitive pressures in the protein shake category increased.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street All Cap Fund® (Class C) —including sales charge	20.74%	16.41%	12.58%
Invesco Main Street All Cap Fund® (Class C) —excluding sales charge	21.74%	16.41%	12.58%
Russell 3000® Index	20.81%	16.74%	14.08%
S&P 500® Index	21.45%	17.64%	14.64%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Main Street All Cap Fund® (the predecessor fund) were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,708,034,575
Total number of portfolio holdings	83
Total advisory fees paid	$9,814,391
Portfolio turnover rate	44%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.51%
Alphabet, Inc., Class A	7.65%
Microsoft Corp.	7.55%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.76%
Broadcom, Inc.	3.54%
Meta Platforms, Inc., Class A	3.28%
JPMorgan Chase & Co.	2.98%
Walmart, Inc.	1.60%
Mastercard, Inc., Class A	1.54%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MSA-AR-C
Invesco Main Street All Cap Fund®

Invesco Main Street All Cap Fund®
Class R: OMSNX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street All Cap Fund® (Class R)	$143	1.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 22.32%. For the same time period, the Russell 3000® Index (the "Benchmark") returned 20.81%. The Fund outperformed the Benchmark mainly as a result of stock selection in the industrials, information technology and communication services sectors. Weaker stock selection in the health care, consumer staples and energy sectors partially offset these results.
What contributed to performance?
Alphabet, Inc. | Alphabet's performance was driven primarily by strong demand within its digital advertisement businesses. Alphabet's performance was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions.
Howmet Aerospace Inc. | Howmet Aerospace manufactures advanced metal products for the aerospace and defense industries. The company reported earnings that beat expectations, driven by strength in its commercial aerospace segment.
What detracted from performance?
UnitedHealth Group Inc. | UnitedHealth Group declined as it faced various internal and external challenges that weighed on its stock price during the fiscal year.
BellRing Brands, Inc. | BellRing Brands is a consumer products company whose offerings include high protein beverages and supplements. Sales decelerated in the first half of 2025, while competitive pressures in the protein shake category increased.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street All Cap Fund® (Class R)	22.32%	17.00%	12.97%
Russell 3000® Index	20.81%	16.74%	14.08%
S&P 500® Index	21.45%	17.64%	14.64%
Effective after the close of business on May 24, 2019, Class R shares of Oppenheimer Main Street All Cap Fund® (the predecessor fund) were reorganized into Class R shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class R shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,708,034,575
Total number of portfolio holdings	83
Total advisory fees paid	$9,814,391
Portfolio turnover rate	44%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.51%
Alphabet, Inc., Class A	7.65%
Microsoft Corp.	7.55%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.76%
Broadcom, Inc.	3.54%
Meta Platforms, Inc., Class A	3.28%
JPMorgan Chase & Co.	2.98%
Walmart, Inc.	1.60%
Mastercard, Inc., Class A	1.54%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MSA-AR-R
Invesco Main Street All Cap Fund®

Invesco Main Street All Cap Fund®
Class Y: OMSYX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street All Cap Fund® (Class Y)	$88	0.79%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 22.97%. For the same time period, the Russell 3000® Index (the "Benchmark") returned 20.81%. The Fund outperformed the Benchmark mainly as a result of stock selection in the industrials, information technology and communication services sectors. Weaker stock selection in the health care, consumer staples and energy sectors partially offset these results.
What contributed to performance?
Alphabet, Inc. | Alphabet's performance was driven primarily by strong demand within its digital advertisement businesses. Alphabet's performance was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions.
Howmet Aerospace Inc. | Howmet Aerospace manufactures advanced metal products for the aerospace and defense industries. The company reported earnings that beat expectations, driven by strength in its commercial aerospace segment.
What detracted from performance?
UnitedHealth Group Inc. | UnitedHealth Group declined as it faced various internal and external challenges that weighed on its stock price during the fiscal year.
BellRing Brands, Inc. | BellRing Brands is a consumer products company whose offerings include high protein beverages and supplements. Sales decelerated in the first half of 2025, while competitive pressures in the protein shake category increased.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street All Cap Fund® (Class Y)	22.97%	17.58%	13.53%
Russell 3000® Index	20.81%	16.74%	14.08%
S&P 500® Index	21.45%	17.64%	14.64%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Main Street All Cap Fund® (the predecessor fund) were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,708,034,575
Total number of portfolio holdings	83
Total advisory fees paid	$9,814,391
Portfolio turnover rate	44%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.51%
Alphabet, Inc., Class A	7.65%
Microsoft Corp.	7.55%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.76%
Broadcom, Inc.	3.54%
Meta Platforms, Inc., Class A	3.28%
JPMorgan Chase & Co.	2.98%
Walmart, Inc.	1.60%
Mastercard, Inc., Class A	1.54%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MSA-AR-Y
Invesco Main Street All Cap Fund®

Invesco Main Street All Cap Fund®
Class R5: MSAZX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street All Cap Fund® (Class R5)	$79	0.71%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 23.05%. For the same time period, the Russell 3000® Index (the "Benchmark") returned 20.81%. The Fund outperformed the Benchmark mainly as a result of stock selection in the industrials, information technology and communication services sectors. Weaker stock selection in the health care, consumer staples and energy sectors partially offset these results.
What contributed to performance?
Alphabet, Inc. | Alphabet's performance was driven primarily by strong demand within its digital advertisement businesses. Alphabet's performance was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions.
Howmet Aerospace Inc. | Howmet Aerospace manufactures advanced metal products for the aerospace and defense industries. The company reported earnings that beat expectations, driven by strength in its commercial aerospace segment.
What detracted from performance?
UnitedHealth Group Inc. | UnitedHealth Group declined as it faced various internal and external challenges that weighed on its stock price during the fiscal year.
BellRing Brands, Inc. | BellRing Brands is a consumer products company whose offerings include high protein beverages and supplements. Sales decelerated in the first half of 2025, while competitive pressures in the protein shake category increased.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street All Cap Fund® (Class R5)	23.05%	17.67%	13.49%
Russell 3000® Index	20.81%	16.74%	14.08%
S&P 500® Index	21.45%	17.64%	14.64%
Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Main Street All Cap Fund®'s (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,708,034,575
Total number of portfolio holdings	83
Total advisory fees paid	$9,814,391
Portfolio turnover rate	44%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.51%
Alphabet, Inc., Class A	7.65%
Microsoft Corp.	7.55%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.76%
Broadcom, Inc.	3.54%
Meta Platforms, Inc., Class A	3.28%
JPMorgan Chase & Co.	2.98%
Walmart, Inc.	1.60%
Mastercard, Inc., Class A	1.54%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MSA-AR-R5
Invesco Main Street All Cap Fund®

Invesco Main Street All Cap Fund®
Class R6: IOAPX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street All Cap Fund® (Class R6)	$79	0.71%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 23.07%. For the same time period, the Russell 3000® Index (the "Benchmark") returned 20.81%. The Fund outperformed the Benchmark mainly as a result of stock selection in the industrials, information technology and communication services sectors. Weaker stock selection in the health care, consumer staples and energy sectors partially offset these results.
What contributed to performance?
Alphabet, Inc. | Alphabet's performance was driven primarily by strong demand within its digital advertisement businesses. Alphabet's performance was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions.
Howmet Aerospace Inc. | Howmet Aerospace manufactures advanced metal products for the aerospace and defense industries. The company reported earnings that beat expectations, driven by strength in its commercial aerospace segment.
What detracted from performance?
UnitedHealth Group Inc. | UnitedHealth Group declined as it faced various internal and external challenges that weighed on its stock price during the fiscal year.
BellRing Brands, Inc. | BellRing Brands is a consumer products company whose offerings include high protein beverages and supplements. Sales decelerated in the first half of 2025, while competitive pressures in the protein shake category increased.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street All Cap Fund® (Class R6)	23.07%	17.69%	13.50%
Russell 3000® Index	20.81%	16.74%	14.08%
S&P 500® Index	21.45%	17.64%	14.64%
Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Main Street All Cap Fund®'s (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,708,034,575
Total number of portfolio holdings	83
Total advisory fees paid	$9,814,391
Portfolio turnover rate	44%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.51%
Alphabet, Inc., Class A	7.65%
Microsoft Corp.	7.55%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.76%
Broadcom, Inc.	3.54%
Meta Platforms, Inc., Class A	3.28%
JPMorgan Chase & Co.	2.98%
Walmart, Inc.	1.60%
Mastercard, Inc., Class A	1.54%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MSA-AR-R6
Invesco Main Street All Cap Fund®

Invesco Main Street Fund®
Class A: MSIGX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Fund® (Class A)	$86	0.79%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 18.96%. For the same time period, the S&P 500® Index (the "Benchmark") returned 21.45%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology, financials and health care sectors. Stronger stock selection in the industrials, materials and consumer staples sectors partially offset these results.
What contributed to performance?
Oracle Corp. | Oracle delivered results that reflected surging demand for its cloud infrastructure and strong traction among large enterprise and sovereign clients, reinforcing its position as a heavyweight in the growing, AI-driven computing infrastructure market.
General Electric Co. (GE) | GE saw strong demand in its commercial and military aviation segments and announced several large order commitments during the fiscal year. GE also benefited from elongated aircraft engine lifespans, which support revenue in the company’s maintenance and service segment where profit margins are high.
What detracted from performance?
Fiserv, Inc. | Fiserv reported earnings that showed a slowdown in its credit card processing volumes, which appeared to disappoint investors after several years of solid growth and market share gains for its Clover credit card processing platform. We sold the holding during the period.
Cooper Cos., Inc. (The) | Cooper is a global medical devices company which declined as it faced softer demand and increased competitive pressures in its contact lens business segment. We sold the holding during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Fund® (Class A) —including sales charge	12.42%	14.09%	11.81%
Invesco Main Street Fund® (Class A) —excluding sales charge	18.96%	15.39%	12.45%
S&P 500® Index	21.45%	17.64%	14.64%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Main Street Fund® (the predecessor fund) were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$11,721,930,563
Total number of portfolio holdings	70
Total advisory fees paid	$48,100,225
Portfolio turnover rate	45%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.63%
Microsoft Corp.	8.57%
Alphabet, Inc., Class A	6.73%
Apple, Inc.	6.61%
Amazon.com, Inc.	4.91%
Broadcom, Inc.	3.49%
Meta Platforms, Inc., Class A	3.07%
JPMorgan Chase & Co.	2.80%
Mastercard, Inc., Class A	1.84%
Eli Lilly and Co.	1.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MST-AR-A
Invesco Main Street Fund®

Invesco Main Street Fund®
Class C: MIGCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Fund® (Class C)	$170	1.56%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 18.04%. For the same time period, the S&P 500® Index (the "Benchmark") returned 21.45%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology, financials and health care sectors. Stronger stock selection in the industrials, materials and consumer staples sectors partially offset these results.
What contributed to performance?
Oracle Corp. | Oracle delivered results that reflected surging demand for its cloud infrastructure and strong traction among large enterprise and sovereign clients, reinforcing its position as a heavyweight in the growing, AI-driven computing infrastructure market.
General Electric Co. (GE) | GE saw strong demand in its commercial and military aviation segments and announced several large order commitments during the fiscal year. GE also benefited from elongated aircraft engine lifespans, which support revenue in the company’s maintenance and service segment where profit margins are high.
What detracted from performance?
Fiserv, Inc. | Fiserv reported earnings that showed a slowdown in its credit card processing volumes, which appeared to disappoint investors after several years of solid growth and market share gains for its Clover credit card processing platform. We sold the holding during the period.
Cooper Cos., Inc. (The) | Cooper is a global medical devices company which declined as it faced softer demand and increased competitive pressures in its contact lens business segment. We sold the holding during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Fund® (Class C) —including sales charge	17.05%	14.50%	11.76%
Invesco Main Street Fund® (Class C) —excluding sales charge	18.04%	14.50%	11.76%
S&P 500® Index	21.45%	17.64%	14.64%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Main Street Fund® (the predecessor fund) were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$11,721,930,563
Total number of portfolio holdings	70
Total advisory fees paid	$48,100,225
Portfolio turnover rate	45%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.63%
Microsoft Corp.	8.57%
Alphabet, Inc., Class A	6.73%
Apple, Inc.	6.61%
Amazon.com, Inc.	4.91%
Broadcom, Inc.	3.49%
Meta Platforms, Inc., Class A	3.07%
JPMorgan Chase & Co.	2.80%
Mastercard, Inc., Class A	1.84%
Eli Lilly and Co.	1.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MST-AR-C
Invesco Main Street Fund®

Invesco Main Street Fund®
Class R: OMGNX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Fund® (Class R)	$116	1.06%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 18.65%. For the same time period, the S&P 500® Index (the "Benchmark") returned 21.45%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology, financials and health care sectors. Stronger stock selection in the industrials, materials and consumer staples sectors partially offset these results.
What contributed to performance?
Oracle Corp. | Oracle delivered results that reflected surging demand for its cloud infrastructure and strong traction among large enterprise and sovereign clients, reinforcing its position as a heavyweight in the growing, AI-driven computing infrastructure market.
General Electric Co. (GE) | GE saw strong demand in its commercial and military aviation segments and announced several large order commitments during the fiscal year. GE also benefited from elongated aircraft engine lifespans, which support revenue in the company’s maintenance and service segment where profit margins are high.
What detracted from performance?
Fiserv, Inc. | Fiserv reported earnings that showed a slowdown in its credit card processing volumes, which appeared to disappoint investors after several years of solid growth and market share gains for its Clover credit card processing platform. We sold the holding during the period.
Cooper Cos., Inc. (The) | Cooper is a global medical devices company which declined as it faced softer demand and increased competitive pressures in its contact lens business segment. We sold the holding during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Fund® (Class R)	18.65%	15.08%	12.14%
S&P 500® Index	21.45%	17.64%	14.64%
Effective after the close of business on May 24, 2019, Class R shares of Oppenheimer Main Street Fund® (the predecessor fund) were reorganized into Class R shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class R shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$11,721,930,563
Total number of portfolio holdings	70
Total advisory fees paid	$48,100,225
Portfolio turnover rate	45%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.63%
Microsoft Corp.	8.57%
Alphabet, Inc., Class A	6.73%
Apple, Inc.	6.61%
Amazon.com, Inc.	4.91%
Broadcom, Inc.	3.49%
Meta Platforms, Inc., Class A	3.07%
JPMorgan Chase & Co.	2.80%
Mastercard, Inc., Class A	1.84%
Eli Lilly and Co.	1.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MST-AR-R
Invesco Main Street Fund®

Invesco Main Street Fund®
Class Y: MIGYX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Fund® (Class Y)	$61	0.56%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 19.23%. For the same time period, the S&P 500® Index (the "Benchmark") returned 21.45%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology, financials and health care sectors. Stronger stock selection in the industrials, materials and consumer staples sectors partially offset these results.
What contributed to performance?
Oracle Corp. | Oracle delivered results that reflected surging demand for its cloud infrastructure and strong traction among large enterprise and sovereign clients, reinforcing its position as a heavyweight in the growing, AI-driven computing infrastructure market.
General Electric Co. (GE) | GE saw strong demand in its commercial and military aviation segments and announced several large order commitments during the fiscal year. GE also benefited from elongated aircraft engine lifespans, which support revenue in the company’s maintenance and service segment where profit margins are high.
What detracted from performance?
Fiserv, Inc. | Fiserv reported earnings that showed a slowdown in its credit card processing volumes, which appeared to disappoint investors after several years of solid growth and market share gains for its Clover credit card processing platform. We sold the holding during the period.
Cooper Cos., Inc. (The) | Cooper is a global medical devices company which declined as it faced softer demand and increased competitive pressures in its contact lens business segment. We sold the holding during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Fund® (Class Y)	19.23%	15.65%	12.70%
S&P 500® Index	21.45%	17.64%	14.64%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Main Street Fund® (the predecessor fund) were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$11,721,930,563
Total number of portfolio holdings	70
Total advisory fees paid	$48,100,225
Portfolio turnover rate	45%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.63%
Microsoft Corp.	8.57%
Alphabet, Inc., Class A	6.73%
Apple, Inc.	6.61%
Amazon.com, Inc.	4.91%
Broadcom, Inc.	3.49%
Meta Platforms, Inc., Class A	3.07%
JPMorgan Chase & Co.	2.80%
Mastercard, Inc., Class A	1.84%
Eli Lilly and Co.	1.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MST-AR-Y
Invesco Main Street Fund®

Invesco Main Street Fund®
Class R5: MSJFX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Fund® (Class R5)	$54	0.49%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 19.30%. For the same time period, the S&P 500® Index (the "Benchmark") returned 21.45%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology, financials and health care sectors. Stronger stock selection in the industrials, materials and consumer staples sectors partially offset these results.
What contributed to performance?
Oracle Corp. | Oracle delivered results that reflected surging demand for its cloud infrastructure and strong traction among large enterprise and sovereign clients, reinforcing its position as a heavyweight in the growing, AI-driven computing infrastructure market.
General Electric Co. (GE) | GE saw strong demand in its commercial and military aviation segments and announced several large order commitments during the fiscal year. GE also benefited from elongated aircraft engine lifespans, which support revenue in the company’s maintenance and service segment where profit margins are high.
What detracted from performance?
Fiserv, Inc. | Fiserv reported earnings that showed a slowdown in its credit card processing volumes, which appeared to disappoint investors after several years of solid growth and market share gains for its Clover credit card processing platform. We sold the holding during the period.
Cooper Cos., Inc. (The) | Cooper is a global medical devices company which declined as it faced softer demand and increased competitive pressures in its contact lens business segment. We sold the holding during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Fund® (Class R5)	19.30%	15.75%	12.67%
S&P 500® Index	21.45%	17.64%	14.64%
Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Main Street Fund®'s (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$11,721,930,563
Total number of portfolio holdings	70
Total advisory fees paid	$48,100,225
Portfolio turnover rate	45%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.63%
Microsoft Corp.	8.57%
Alphabet, Inc., Class A	6.73%
Apple, Inc.	6.61%
Amazon.com, Inc.	4.91%
Broadcom, Inc.	3.49%
Meta Platforms, Inc., Class A	3.07%
JPMorgan Chase & Co.	2.80%
Mastercard, Inc., Class A	1.84%
Eli Lilly and Co.	1.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MST-AR-R5
Invesco Main Street Fund®

Invesco Main Street Fund®
Class R6: OMSIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Fund® (Class R6)	$54	0.49%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 19.30%. For the same time period, the S&P 500® Index (the "Benchmark") returned 21.45%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology, financials and health care sectors. Stronger stock selection in the industrials, materials and consumer staples sectors partially offset these results.
What contributed to performance?
Oracle Corp. | Oracle delivered results that reflected surging demand for its cloud infrastructure and strong traction among large enterprise and sovereign clients, reinforcing its position as a heavyweight in the growing, AI-driven computing infrastructure market.
General Electric Co. (GE) | GE saw strong demand in its commercial and military aviation segments and announced several large order commitments during the fiscal year. GE also benefited from elongated aircraft engine lifespans, which support revenue in the company’s maintenance and service segment where profit margins are high.
What detracted from performance?
Fiserv, Inc. | Fiserv reported earnings that showed a slowdown in its credit card processing volumes, which appeared to disappoint investors after several years of solid growth and market share gains for its Clover credit card processing platform. We sold the holding during the period.
Cooper Cos., Inc. (The) | Cooper is a global medical devices company which declined as it faced softer demand and increased competitive pressures in its contact lens business segment. We sold the holding during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Fund® (Class R6)	19.30%	15.74%	12.84%
S&P 500® Index	21.45%	17.64%	14.64%
Effective after the close of business on May 24, 2019, Class I shares of Oppenheimer Main Street Fund® (the predecessor fund) were reorganized into Class R6 shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$11,721,930,563
Total number of portfolio holdings	70
Total advisory fees paid	$48,100,225
Portfolio turnover rate	45%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.63%
Microsoft Corp.	8.57%
Alphabet, Inc., Class A	6.73%
Apple, Inc.	6.61%
Amazon.com, Inc.	4.91%
Broadcom, Inc.	3.49%
Meta Platforms, Inc., Class A	3.07%
JPMorgan Chase & Co.	2.80%
Mastercard, Inc., Class A	1.84%
Eli Lilly and Co.	1.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MST-AR-R6
Invesco Main Street Fund®

Invesco Rising Dividends Fund
Class A: OARDX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rising Dividends Fund (Class A)	$105	0.96%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US markets experienced significant volatility driven by political developments, tariff-related uncertainties and shifting Federal Reserve policies, with strong rallies fueled by optimism around artificial intelligence (AI) and resilient economic growth tempered by inflation and geopolitical risks. Despite intermittent corrections and economic slowdowns, equities ended the period near record highs, supported by robust corporate earnings and accommodative monetary policy.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charges, returned 17.72%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 21.14%. The Fund underperformed the Benchmark primarily due to weaker stock selection in the consumer discretionary sector. These results were partially offset by strong stock selection in the financials sector.
What contributed to performance?
Broadcom, Inc.  | Broadcom’s strong performance during the fiscal year was driven by explosive AI semiconductor growth, strategic hyperscale partnerships and robust financial execution, complemented by VMware’s stable software revenue and strong shareholder returns. Its positioning as a key enabler of AI infrastructure made it one of the standout performers in technology during the fiscal year.
Alphabet, Inc. | Alphabet’s rally during the fiscal year was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions. These factors, among others, positioned Alphabet as a leading AI and cloud player, driving investor optimism despite macro volatility.
What detracted from performance?
Accenture plc | Accenture’s stock price fell due to declining bookings, government contract headwinds, soft discretionary information technology spending and margin pressure from restructuring, despite solid revenue and earnings per share growth. Investor focus shifted to forward-looking indicators and cautious fiscal year 2026 guidance amplified concerns about near-term growth. We sold the holding during the fiscal year.
UnitedHealth Group, Inc. | UnitedHealth Group’s decline during the fiscal year was driven by cost overruns, pricing missteps and regulatory uncertainty, compounded by leadership changes and strategic pullbacks. While revenue growth remained strong, profitability collapsed under elevated cost of care trends and compliance pressures, eroding investor confidence.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rising Dividends Fund (Class A) —including sales charge	11.26%	14.15%	10.99%
Invesco Rising Dividends Fund (Class A) —excluding sales charge	17.72%	15.44%	11.62%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P 500® Index	21.45%	17.64%	14.64%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Rising Dividend Fund (the predecessor fund) were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,432,795,185
Total number of portfolio holdings	71
Total advisory fees paid	$18,764,810
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.69%
Alphabet, Inc., Class A	6.29%
NVIDIA Corp.	6.12%
Apple, Inc.	5.33%
Broadcom, Inc.	3.91%
JPMorgan Chase & Co.	2.91%
Meta Platforms, Inc., Class A	2.46%
Visa, Inc., Class A	1.94%
Walmart, Inc.	1.77%
Eli Lilly and Co.	1.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RISD-AR-A
Invesco Rising Dividends Fund

Invesco Rising Dividends Fund
Class C: OCRDX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rising Dividends Fund (Class C)	$185	1.71%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US markets experienced significant volatility driven by political developments, tariff-related uncertainties and shifting Federal Reserve policies, with strong rallies fueled by optimism around artificial intelligence (AI) and resilient economic growth tempered by inflation and geopolitical risks. Despite intermittent corrections and economic slowdowns, equities ended the period near record highs, supported by robust corporate earnings and accommodative monetary policy.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charges, returned 16.81%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 21.14%. The Fund underperformed the Benchmark primarily due to weaker stock selection in the consumer discretionary sector. These results were partially offset by strong stock selection in the financials sector.
What contributed to performance?
Broadcom, Inc.  | Broadcom’s strong performance during the fiscal year was driven by explosive AI semiconductor growth, strategic hyperscale partnerships and robust financial execution, complemented by VMware’s stable software revenue and strong shareholder returns. Its positioning as a key enabler of AI infrastructure made it one of the standout performers in technology during the fiscal year.
Alphabet, Inc. | Alphabet’s rally during the fiscal year was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions. These factors, among others, positioned Alphabet as a leading AI and cloud player, driving investor optimism despite macro volatility.
What detracted from performance?
Accenture plc | Accenture’s stock price fell due to declining bookings, government contract headwinds, soft discretionary information technology spending and margin pressure from restructuring, despite solid revenue and earnings per share growth. Investor focus shifted to forward-looking indicators and cautious fiscal year 2026 guidance amplified concerns about near-term growth. We sold the holding during the fiscal year.
UnitedHealth Group, Inc. | UnitedHealth Group’s decline during the fiscal year was driven by cost overruns, pricing missteps and regulatory uncertainty, compounded by leadership changes and strategic pullbacks. While revenue growth remained strong, profitability collapsed under elevated cost of care trends and compliance pressures, eroding investor confidence.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rising Dividends Fund (Class C) —including sales charge	15.81%	14.58%	10.95%
Invesco Rising Dividends Fund (Class C) —excluding sales charge	16.81%	14.58%	10.95%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P 500® Index	21.45%	17.64%	14.64%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Rising Dividend Fund (the predecessor fund) were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,432,795,185
Total number of portfolio holdings	71
Total advisory fees paid	$18,764,810
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.69%
Alphabet, Inc., Class A	6.29%
NVIDIA Corp.	6.12%
Apple, Inc.	5.33%
Broadcom, Inc.	3.91%
JPMorgan Chase & Co.	2.91%
Meta Platforms, Inc., Class A	2.46%
Visa, Inc., Class A	1.94%
Walmart, Inc.	1.77%
Eli Lilly and Co.	1.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RISD-AR-C
Invesco Rising Dividends Fund

Invesco Rising Dividends Fund
Class R: ONRDX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rising Dividends Fund (Class R)	$132	1.21%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US markets experienced significant volatility driven by political developments, tariff-related uncertainties and shifting Federal Reserve policies, with strong rallies fueled by optimism around artificial intelligence (AI) and resilient economic growth tempered by inflation and geopolitical risks. Despite intermittent corrections and economic slowdowns, equities ended the period near record highs, supported by robust corporate earnings and accommodative monetary policy.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 17.48%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 21.14%. The Fund underperformed the Benchmark primarily due to weaker stock selection in the consumer discretionary sector. These results were partially offset by strong stock selection in the financials sector.
What contributed to performance?
Broadcom, Inc.  | Broadcom’s strong performance during the fiscal year was driven by explosive AI semiconductor growth, strategic hyperscale partnerships and robust financial execution, complemented by VMware’s stable software revenue and strong shareholder returns. Its positioning as a key enabler of AI infrastructure made it one of the standout performers in technology during the fiscal year.
Alphabet, Inc. | Alphabet’s rally during the fiscal year was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions. These factors, among others, positioned Alphabet as a leading AI and cloud player, driving investor optimism despite macro volatility.
What detracted from performance?
Accenture plc | Accenture’s stock price fell due to declining bookings, government contract headwinds, soft discretionary information technology spending and margin pressure from restructuring, despite solid revenue and earnings per share growth. Investor focus shifted to forward-looking indicators and cautious fiscal year 2026 guidance amplified concerns about near-term growth. We sold the holding during the fiscal year.
UnitedHealth Group, Inc. | UnitedHealth Group’s decline during the fiscal year was driven by cost overruns, pricing missteps and regulatory uncertainty, compounded by leadership changes and strategic pullbacks. While revenue growth remained strong, profitability collapsed under elevated cost of care trends and compliance pressures, eroding investor confidence.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rising Dividends Fund (Class R)	17.48%	15.17%	11.34%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P 500® Index	21.45%	17.64%	14.64%
Effective after the close of business on May 24, 2019, Class R shares of Oppenheimer Rising Dividend Fund (the predecessor fund) were reorganized into Class R shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class R shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,432,795,185
Total number of portfolio holdings	71
Total advisory fees paid	$18,764,810
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.69%
Alphabet, Inc., Class A	6.29%
NVIDIA Corp.	6.12%
Apple, Inc.	5.33%
Broadcom, Inc.	3.91%
JPMorgan Chase & Co.	2.91%
Meta Platforms, Inc., Class A	2.46%
Visa, Inc., Class A	1.94%
Walmart, Inc.	1.77%
Eli Lilly and Co.	1.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RISD-AR-R
Invesco Rising Dividends Fund

Invesco Rising Dividends Fund
Class Y: OYRDX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rising Dividends Fund (Class Y)	$77	0.71%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US markets experienced significant volatility driven by political developments, tariff-related uncertainties and shifting Federal Reserve policies, with strong rallies fueled by optimism around artificial intelligence (AI) and resilient economic growth tempered by inflation and geopolitical risks. Despite intermittent corrections and economic slowdowns, equities ended the period near record highs, supported by robust corporate earnings and accommodative monetary policy.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 18.02%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 21.14%. The Fund underperformed the Benchmark primarily due to weaker stock selection in the consumer discretionary sector. These results were partially offset by strong stock selection in the financials sector.
What contributed to performance?
Broadcom, Inc.  | Broadcom’s strong performance during the fiscal year was driven by explosive AI semiconductor growth, strategic hyperscale partnerships and robust financial execution, complemented by VMware’s stable software revenue and strong shareholder returns. Its positioning as a key enabler of AI infrastructure made it one of the standout performers in technology during the fiscal year.
Alphabet, Inc. | Alphabet’s rally during the fiscal year was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions. These factors, among others, positioned Alphabet as a leading AI and cloud player, driving investor optimism despite macro volatility.
What detracted from performance?
Accenture plc | Accenture’s stock price fell due to declining bookings, government contract headwinds, soft discretionary information technology spending and margin pressure from restructuring, despite solid revenue and earnings per share growth. Investor focus shifted to forward-looking indicators and cautious fiscal year 2026 guidance amplified concerns about near-term growth. We sold the holding during the fiscal year.
UnitedHealth Group, Inc. | UnitedHealth Group’s decline during the fiscal year was driven by cost overruns, pricing missteps and regulatory uncertainty, compounded by leadership changes and strategic pullbacks. While revenue growth remained strong, profitability collapsed under elevated cost of care trends and compliance pressures, eroding investor confidence.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rising Dividends Fund (Class Y)	18.02%	15.74%	11.89%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P 500® Index	21.45%	17.64%	14.64%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Rising Dividend Fund (the predecessor fund) were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,432,795,185
Total number of portfolio holdings	71
Total advisory fees paid	$18,764,810
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.69%
Alphabet, Inc., Class A	6.29%
NVIDIA Corp.	6.12%
Apple, Inc.	5.33%
Broadcom, Inc.	3.91%
JPMorgan Chase & Co.	2.91%
Meta Platforms, Inc., Class A	2.46%
Visa, Inc., Class A	1.94%
Walmart, Inc.	1.77%
Eli Lilly and Co.	1.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RISD-AR-Y
Invesco Rising Dividends Fund

Invesco Rising Dividends Fund
Class R5: RSDQX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rising Dividends Fund (Class R5)	$70	0.64%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US markets experienced significant volatility driven by political developments, tariff-related uncertainties and shifting Federal Reserve policies, with strong rallies fueled by optimism around artificial intelligence (AI) and resilient economic growth tempered by inflation and geopolitical risks. Despite intermittent corrections and economic slowdowns, equities ended the period near record highs, supported by robust corporate earnings and accommodative monetary policy.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 18.12%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 21.14%. The Fund underperformed the Benchmark primarily due to weaker stock selection in the consumer discretionary sector. These results were partially offset by strong stock selection in the financials sector.
What contributed to performance?
Broadcom, Inc.  | Broadcom’s strong performance during the fiscal year was driven by explosive AI semiconductor growth, strategic hyperscale partnerships and robust financial execution, complemented by VMware’s stable software revenue and strong shareholder returns. Its positioning as a key enabler of AI infrastructure made it one of the standout performers in technology during the fiscal year.
Alphabet, Inc. | Alphabet’s rally during the fiscal year was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions. These factors, among others, positioned Alphabet as a leading AI and cloud player, driving investor optimism despite macro volatility.
What detracted from performance?
Accenture plc | Accenture’s stock price fell due to declining bookings, government contract headwinds, soft discretionary information technology spending and margin pressure from restructuring, despite solid revenue and earnings per share growth. Investor focus shifted to forward-looking indicators and cautious fiscal year 2026 guidance amplified concerns about near-term growth. We sold the holding during the fiscal year.
UnitedHealth Group, Inc. | UnitedHealth Group’s decline during the fiscal year was driven by cost overruns, pricing missteps and regulatory uncertainty, compounded by leadership changes and strategic pullbacks. While revenue growth remained strong, profitability collapsed under elevated cost of care trends and compliance pressures, eroding investor confidence.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rising Dividends Fund (Class R5)	18.12%	15.84%	11.87%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P 500® Index	21.45%	17.64%	14.64%
Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Rising Dividend Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,432,795,185
Total number of portfolio holdings	71
Total advisory fees paid	$18,764,810
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.69%
Alphabet, Inc., Class A	6.29%
NVIDIA Corp.	6.12%
Apple, Inc.	5.33%
Broadcom, Inc.	3.91%
JPMorgan Chase & Co.	2.91%
Meta Platforms, Inc., Class A	2.46%
Visa, Inc., Class A	1.94%
Walmart, Inc.	1.77%
Eli Lilly and Co.	1.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RISD-AR-R5
Invesco Rising Dividends Fund

Invesco Rising Dividends Fund
Class R6: OIRDX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rising Dividends Fund (Class R6)	$70	0.64%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US markets experienced significant volatility driven by political developments, tariff-related uncertainties and shifting Federal Reserve policies, with strong rallies fueled by optimism around artificial intelligence (AI) and resilient economic growth tempered by inflation and geopolitical risks. Despite intermittent corrections and economic slowdowns, equities ended the period near record highs, supported by robust corporate earnings and accommodative monetary policy.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 18.14%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 21.14%. The Fund underperformed the Benchmark primarily due to weaker stock selection in the consumer discretionary sector. These results were partially offset by strong stock selection in the financials sector.
What contributed to performance?
Broadcom, Inc.  | Broadcom’s strong performance during the fiscal year was driven by explosive AI semiconductor growth, strategic hyperscale partnerships and robust financial execution, complemented by VMware’s stable software revenue and strong shareholder returns. Its positioning as a key enabler of AI infrastructure made it one of the standout performers in technology during the fiscal year.
Alphabet, Inc. | Alphabet’s rally during the fiscal year was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions. These factors, among others, positioned Alphabet as a leading AI and cloud player, driving investor optimism despite macro volatility.
What detracted from performance?
Accenture plc | Accenture’s stock price fell due to declining bookings, government contract headwinds, soft discretionary information technology spending and margin pressure from restructuring, despite solid revenue and earnings per share growth. Investor focus shifted to forward-looking indicators and cautious fiscal year 2026 guidance amplified concerns about near-term growth. We sold the holding during the fiscal year.
UnitedHealth Group, Inc. | UnitedHealth Group’s decline during the fiscal year was driven by cost overruns, pricing missteps and regulatory uncertainty, compounded by leadership changes and strategic pullbacks. While revenue growth remained strong, profitability collapsed under elevated cost of care trends and compliance pressures, eroding investor confidence.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rising Dividends Fund (Class R6)	18.14%	15.83%	12.04%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P 500® Index	21.45%	17.64%	14.64%
Effective after the close of business on May 24, 2019, Class I shares of Oppenheimer Rising Dividend Fund (the predecessor fund) were reorganized into Class R6 shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,432,795,185
Total number of portfolio holdings	71
Total advisory fees paid	$18,764,810
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.69%
Alphabet, Inc., Class A	6.29%
NVIDIA Corp.	6.12%
Apple, Inc.	5.33%
Broadcom, Inc.	3.91%
JPMorgan Chase & Co.	2.91%
Meta Platforms, Inc., Class A	2.46%
Visa, Inc., Class A	1.94%
Walmart, Inc.	1.77%
Eli Lilly and Co.	1.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RISD-AR-R6
Invesco Rising Dividends Fund

Invesco Summit Fund
Class A: ASMMX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Summit Fund (Class A)	$110	0.97%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US large-cap growth equities posted robust gains, buoyed by continued enthusiasm for artificial intelligence (AI) and other secular growth themes, as well as a supportive macroeconomic backdrop marked by easing interest rates and resilient consumer spending.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 25.81%. For the same time period, the Russell 1000® Growth Index (the "Benchmark”) returned 30.52%. The Fund’s underperformance relative to the Benchmark was primarily driven by sector positioning and stock selection in the financials, communication services and materials sectors. An underweight exposure in the information technology and consumer discretionary sectors, as well as minimal ancillary cash, also detracted from relative performance. These results were partially offset by stock selection in industrials, health care and energy sectors.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs) with sustainable demand to support the proliferation of the AI industry. NVIDIA's most advanced GPU, the Blackwell B100, is already sold out until the end of 2025.
Broadcom Inc. | Broadcom is strongly positioned in AI chips, particularly those optimized for inference workloads. As inference adoption accelerates across AI applications, Broadcom’s leadership in this segment underscores its critical role in enabling next-generation AI infrastructure.
Microsoft Corp. | Microsoft is strongly positioned in cloud and AI, with Azure workloads surging 39% year-over-year, well ahead of consensus. As enterprises accelerate their AI adoption, Microsoft’s leadership—powered by NVIDIA GPUs, its partnership with OpenAI, and growing CoPilot monetization—underscores its critical role in enabling next-generation AI-driven infrastructure.
What detracted from performance?
Monday.com Ltd. | Monday.com faced mixed dynamics during the period. While enterprise demand remains strong and its move upmarket is progressing, new customer growth came under pressure following Google’s algorithm changes. The company’s AI-powered tools like Magic and Sidekick are helping optimize marketing spend, but projected 2025 growth of 26% fell short of prior estimates. The Fund's investment team sold the position during the period.
Trade Desk, Inc. | Trade Desk is a leading independent demand-side platform in digital advertising, focused on the open internet and AI-driven solutions. While the company maintains a strong market position, challenges around the transition to its Kokai platform and salesforce reorganization, along with share loss to competitors, persisted. The Fund's investment team sold the position during the period.
KKR & Co. Inc. | KKR & Co. is a global investment firm that has diversified sharply away from US private equity. While earnings growth has remained strong, alternatives have not been rewarded for strong results and progress on expanding 401(k) access to alternatives remains a long-term initiative. The Fund's investment team reduced the position during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Summit Fund (Class A) —including sales charge	18.89%	12.20%	14.33%
Invesco Summit Fund (Class A) —excluding sales charge	25.81%	13.47%	14.97%
Russell 1000® Growth Index	30.52%	19.24%	18.28%
S&P 500® Index	21.45%	17.64%	14.64%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,900,984,569
Total number of portfolio holdings	67
Total advisory fees paid	$22,171,068
Portfolio turnover rate	58%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	13.62%
Microsoft Corp.	7.90%
Amazon.com, Inc.	6.62%
Broadcom, Inc.	5.41%
Alphabet, Inc., Class C	5.39%
Meta Platforms, Inc., Class A	4.51%
Apple, Inc.	3.78%
AppLovin Corp., Class A	2.98%
Tesla, Inc.	2.75%
Arista Networks, Inc.	2.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SUM-AR-A
Invesco Summit Fund

Invesco Summit Fund
Class C: CSMMX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Summit Fund (Class C)	$193	1.72%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US large-cap growth equities posted robust gains, buoyed by continued enthusiasm for artificial intelligence (AI) and other secular growth themes, as well as a supportive macroeconomic backdrop marked by easing interest rates and resilient consumer spending.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 24.86%. For the same time period, the Russell 1000® Growth Index (the "Benchmark”) returned 30.52%. The Fund’s underperformance relative to the Benchmark was primarily driven by sector positioning and stock selection in the financials, communication services and materials sectors. An underweight exposure in the information technology and consumer discretionary sectors, as well as minimal ancillary cash, also detracted from relative performance. These results were partially offset by stock selection in industrials, health care and energy sectors.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs) with sustainable demand to support the proliferation of the AI industry. NVIDIA's most advanced GPU, the Blackwell B100, is already sold out until the end of 2025.
Broadcom Inc. | Broadcom is strongly positioned in AI chips, particularly those optimized for inference workloads. As inference adoption accelerates across AI applications, Broadcom’s leadership in this segment underscores its critical role in enabling next-generation AI infrastructure.
Microsoft Corp. | Microsoft is strongly positioned in cloud and AI, with Azure workloads surging 39% year-over-year, well ahead of consensus. As enterprises accelerate their AI adoption, Microsoft’s leadership—powered by NVIDIA GPUs, its partnership with OpenAI, and growing CoPilot monetization—underscores its critical role in enabling next-generation AI-driven infrastructure.
What detracted from performance?
Monday.com Ltd. | Monday.com faced mixed dynamics during the period. While enterprise demand remains strong and its move upmarket is progressing, new customer growth came under pressure following Google’s algorithm changes. The company’s AI-powered tools like Magic and Sidekick are helping optimize marketing spend, but projected 2025 growth of 26% fell short of prior estimates. The Fund's investment team sold the position during the period.
Trade Desk, Inc. | Trade Desk is a leading independent demand-side platform in digital advertising, focused on the open internet and AI-driven solutions. While the company maintains a strong market position, challenges around the transition to its Kokai platform and salesforce reorganization, along with share loss to competitors, persisted. The Fund's investment team sold the position during the period.
KKR & Co. Inc. | KKR & Co. is a global investment firm that has diversified sharply away from US private equity. While earnings growth has remained strong, alternatives have not been rewarded for strong results and progress on expanding 401(k) access to alternatives remains a long-term initiative. The Fund's investment team reduced the position during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Summit Fund (Class C) —including sales charge	23.86%	12.63%	14.29%
Invesco Summit Fund (Class C) —excluding sales charge	24.86%	12.63%	14.29%
Russell 1000® Growth Index	30.52%	19.24%	18.28%
S&P 500® Index	21.45%	17.64%	14.64%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,900,984,569
Total number of portfolio holdings	67
Total advisory fees paid	$22,171,068
Portfolio turnover rate	58%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	13.62%
Microsoft Corp.	7.90%
Amazon.com, Inc.	6.62%
Broadcom, Inc.	5.41%
Alphabet, Inc., Class C	5.39%
Meta Platforms, Inc., Class A	4.51%
Apple, Inc.	3.78%
AppLovin Corp., Class A	2.98%
Tesla, Inc.	2.75%
Arista Networks, Inc.	2.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SUM-AR-C
Invesco Summit Fund

Invesco Summit Fund
Class P: SMMIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Summit Fund (Class P)	$93	0.82%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US large-cap growth equities posted robust gains, buoyed by continued enthusiasm for artificial intelligence (AI) and other secular growth themes, as well as a supportive macroeconomic backdrop marked by easing interest rates and resilient consumer spending.
• For the fiscal year ended October 31, 2025, Class P shares of the Fund returned 26.02%. For the same time period, the Russell 1000® Growth Index (the "Benchmark”) returned 30.52%. The Fund’s underperformance relative to the Benchmark was primarily driven by sector positioning and stock selection in the financials, communication services and materials sectors. An underweight exposure in the information technology and consumer discretionary sectors, as well as minimal ancillary cash, also detracted from relative performance. These results were partially offset by stock selection in industrials, health care and energy sectors.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs) with sustainable demand to support the proliferation of the AI industry. NVIDIA's most advanced GPU, the Blackwell B100, is already sold out until the end of 2025.
Broadcom Inc. | Broadcom is strongly positioned in AI chips, particularly those optimized for inference workloads. As inference adoption accelerates across AI applications, Broadcom’s leadership in this segment underscores its critical role in enabling next-generation AI infrastructure.
Microsoft Corp. | Microsoft is strongly positioned in cloud and AI, with Azure workloads surging 39% year-over-year, well ahead of consensus. As enterprises accelerate their AI adoption, Microsoft’s leadership—powered by NVIDIA GPUs, its partnership with OpenAI, and growing CoPilot monetization—underscores its critical role in enabling next-generation AI-driven infrastructure.
What detracted from performance?
Monday.com Ltd. | Monday.com faced mixed dynamics during the period. While enterprise demand remains strong and its move upmarket is progressing, new customer growth came under pressure following Google’s algorithm changes. The company’s AI-powered tools like Magic and Sidekick are helping optimize marketing spend, but projected 2025 growth of 26% fell short of prior estimates. The Fund's investment team sold the position during the period.
Trade Desk, Inc. | Trade Desk is a leading independent demand-side platform in digital advertising, focused on the open internet and AI-driven solutions. While the company maintains a strong market position, challenges around the transition to its Kokai platform and salesforce reorganization, along with share loss to competitors, persisted. The Fund's investment team sold the position during the period.
KKR & Co. Inc. | KKR & Co. is a global investment firm that has diversified sharply away from US private equity. While earnings growth has remained strong, alternatives have not been rewarded for strong results and progress on expanding 401(k) access to alternatives remains a long-term initiative. The Fund's investment team reduced the position during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Summit Fund (Class P)	26.02%	13.65%	15.15%
Russell 1000® Growth Index	30.52%	19.24%	18.28%
S&P 500® Index	21.45%	17.64%	14.64%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,900,984,569
Total number of portfolio holdings	67
Total advisory fees paid	$22,171,068
Portfolio turnover rate	58%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	13.62%
Microsoft Corp.	7.90%
Amazon.com, Inc.	6.62%
Broadcom, Inc.	5.41%
Alphabet, Inc., Class C	5.39%
Meta Platforms, Inc., Class A	4.51%
Apple, Inc.	3.78%
AppLovin Corp., Class A	2.98%
Tesla, Inc.	2.75%
Arista Networks, Inc.	2.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SUM-AR-P
Invesco Summit Fund

Invesco Summit Fund
Class R: SMMRX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco Summit Fund (Class R)	$11	1.22%
▼	For the period September 30, 2025 (commencement of operations) to October 31, 2025. Expenses for a full reporting period would be higher.
*	Annualized.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US large-cap growth equities posted robust gains, buoyed by continued enthusiasm for artificial intelligence (AI) and other secular growth themes, as well as a supportive macroeconomic backdrop marked by easing interest rates and resilient consumer spending.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 25.48%. For the same time period, the Russell 1000® Growth Index (the "Benchmark”) returned 30.52%. The Fund’s underperformance relative to the Benchmark was primarily driven by sector positioning and stock selection in the financials, communication services and materials sectors. An underweight exposure in the information technology and consumer discretionary sectors, as well as minimal ancillary cash, also detracted from relative performance. These results were partially offset by stock selection in industrials, health care and energy sectors.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs) with sustainable demand to support the proliferation of the AI industry. NVIDIA's most advanced GPU, the Blackwell B100, is already sold out until the end of 2025.
Broadcom Inc. | Broadcom is strongly positioned in AI chips, particularly those optimized for inference workloads. As inference adoption accelerates across AI applications, Broadcom’s leadership in this segment underscores its critical role in enabling next-generation AI infrastructure.
Microsoft Corp. | Microsoft is strongly positioned in cloud and AI, with Azure workloads surging 39% year-over-year, well ahead of consensus. As enterprises accelerate their AI adoption, Microsoft’s leadership—powered by NVIDIA GPUs, its partnership with OpenAI, and growing CoPilot monetization—underscores its critical role in enabling next-generation AI-driven infrastructure.
What detracted from performance?
Monday.com Ltd. | Monday.com faced mixed dynamics during the period. While enterprise demand remains strong and its move upmarket is progressing, new customer growth came under pressure following Google’s algorithm changes. The company’s AI-powered tools like Magic and Sidekick are helping optimize marketing spend, but projected 2025 growth of 26% fell short of prior estimates. The Fund's investment team sold the position during the period.
Trade Desk, Inc. | Trade Desk is a leading independent demand-side platform in digital advertising, focused on the open internet and AI-driven solutions. While the company maintains a strong market position, challenges around the transition to its Kokai platform and salesforce reorganization, along with share loss to competitors, persisted. The Fund's investment team sold the position during the period.
KKR & Co. Inc. | KKR & Co. is a global investment firm that has diversified sharply away from US private equity. While earnings growth has remained strong, alternatives have not been rewarded for strong results and progress on expanding 401(k) access to alternatives remains a long-term initiative. The Fund's investment team reduced the position during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Summit Fund (Class R)	25.48%	13.19%	14.69%
Russell 1000® Growth Index	30.52%	19.24%	18.28%
S&P 500® Index	21.45%	17.64%	14.64%
Class R shares incepted on September 30, 2025. Performance shown prior to that date is that of Class A shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class R shares. Class R shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,900,984,569
Total number of portfolio holdings	67
Total advisory fees paid	$22,171,068
Portfolio turnover rate	58%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	13.62%
Microsoft Corp.	7.90%
Amazon.com, Inc.	6.62%
Broadcom, Inc.	5.41%
Alphabet, Inc., Class C	5.39%
Meta Platforms, Inc., Class A	4.51%
Apple, Inc.	3.78%
AppLovin Corp., Class A	2.98%
Tesla, Inc.	2.75%
Arista Networks, Inc.	2.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SUM-AR-R
Invesco Summit Fund

Invesco Summit Fund
Class S: SMMSX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Summit Fund (Class S)	$98	0.87%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US large-cap growth equities posted robust gains, buoyed by continued enthusiasm for artificial intelligence (AI) and other secular growth themes, as well as a supportive macroeconomic backdrop marked by easing interest rates and resilient consumer spending.
• For the fiscal year ended October 31, 2025, Class S shares of the Fund returned 25.93%. For the same time period, the Russell 1000® Growth Index (the "Benchmark”) returned 30.52%. The Fund’s underperformance relative to the Benchmark was primarily driven by sector positioning and stock selection in the financials, communication services and materials sectors. An underweight exposure in the information technology and consumer discretionary sectors, as well as minimal ancillary cash, also detracted from relative performance. These results were partially offset by stock selection in industrials, health care and energy sectors.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs) with sustainable demand to support the proliferation of the AI industry. NVIDIA's most advanced GPU, the Blackwell B100, is already sold out until the end of 2025.
Broadcom Inc. | Broadcom is strongly positioned in AI chips, particularly those optimized for inference workloads. As inference adoption accelerates across AI applications, Broadcom’s leadership in this segment underscores its critical role in enabling next-generation AI infrastructure.
Microsoft Corp. | Microsoft is strongly positioned in cloud and AI, with Azure workloads surging 39% year-over-year, well ahead of consensus. As enterprises accelerate their AI adoption, Microsoft’s leadership—powered by NVIDIA GPUs, its partnership with OpenAI, and growing CoPilot monetization—underscores its critical role in enabling next-generation AI-driven infrastructure.
What detracted from performance?
Monday.com Ltd. | Monday.com faced mixed dynamics during the period. While enterprise demand remains strong and its move upmarket is progressing, new customer growth came under pressure following Google’s algorithm changes. The company’s AI-powered tools like Magic and Sidekick are helping optimize marketing spend, but projected 2025 growth of 26% fell short of prior estimates. The Fund's investment team sold the position during the period.
Trade Desk, Inc. | Trade Desk is a leading independent demand-side platform in digital advertising, focused on the open internet and AI-driven solutions. While the company maintains a strong market position, challenges around the transition to its Kokai platform and salesforce reorganization, along with share loss to competitors, persisted. The Fund's investment team sold the position during the period.
KKR & Co. Inc. | KKR & Co. is a global investment firm that has diversified sharply away from US private equity. While earnings growth has remained strong, alternatives have not been rewarded for strong results and progress on expanding 401(k) access to alternatives remains a long-term initiative. The Fund's investment team reduced the position during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Summit Fund (Class S)	25.93%	13.59%	15.10%
Russell 1000® Growth Index	30.52%	19.24%	18.28%
S&P 500® Index	21.45%	17.64%	14.64%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,900,984,569
Total number of portfolio holdings	67
Total advisory fees paid	$22,171,068
Portfolio turnover rate	58%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	13.62%
Microsoft Corp.	7.90%
Amazon.com, Inc.	6.62%
Broadcom, Inc.	5.41%
Alphabet, Inc., Class C	5.39%
Meta Platforms, Inc., Class A	4.51%
Apple, Inc.	3.78%
AppLovin Corp., Class A	2.98%
Tesla, Inc.	2.75%
Arista Networks, Inc.	2.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SUM-AR-S
Invesco Summit Fund

Invesco Summit Fund
Class Y: ASMYX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Summit Fund (Class Y)	$81	0.72%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US large-cap growth equities posted robust gains, buoyed by continued enthusiasm for artificial intelligence (AI) and other secular growth themes, as well as a supportive macroeconomic backdrop marked by easing interest rates and resilient consumer spending.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 26.12%. For the same time period, the Russell 1000® Growth Index (the "Benchmark”) returned 30.52%. The Fund’s underperformance relative to the Benchmark was primarily driven by sector positioning and stock selection in the financials, communication services and materials sectors. An underweight exposure in the information technology and consumer discretionary sectors, as well as minimal ancillary cash, also detracted from relative performance. These results were partially offset by stock selection in industrials, health care and energy sectors.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs) with sustainable demand to support the proliferation of the AI industry. NVIDIA's most advanced GPU, the Blackwell B100, is already sold out until the end of 2025.
Broadcom Inc. | Broadcom is strongly positioned in AI chips, particularly those optimized for inference workloads. As inference adoption accelerates across AI applications, Broadcom’s leadership in this segment underscores its critical role in enabling next-generation AI infrastructure.
Microsoft Corp. | Microsoft is strongly positioned in cloud and AI, with Azure workloads surging 39% year-over-year, well ahead of consensus. As enterprises accelerate their AI adoption, Microsoft’s leadership—powered by NVIDIA GPUs, its partnership with OpenAI, and growing CoPilot monetization—underscores its critical role in enabling next-generation AI-driven infrastructure.
What detracted from performance?
Monday.com Ltd. | Monday.com faced mixed dynamics during the period. While enterprise demand remains strong and its move upmarket is progressing, new customer growth came under pressure following Google’s algorithm changes. The company’s AI-powered tools like Magic and Sidekick are helping optimize marketing spend, but projected 2025 growth of 26% fell short of prior estimates. The Fund's investment team sold the position during the period.
Trade Desk, Inc. | Trade Desk is a leading independent demand-side platform in digital advertising, focused on the open internet and AI-driven solutions. While the company maintains a strong market position, challenges around the transition to its Kokai platform and salesforce reorganization, along with share loss to competitors, persisted. The Fund's investment team sold the position during the period.
KKR & Co. Inc. | KKR & Co. is a global investment firm that has diversified sharply away from US private equity. While earnings growth has remained strong, alternatives have not been rewarded for strong results and progress on expanding 401(k) access to alternatives remains a long-term initiative. The Fund's investment team reduced the position during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Summit Fund (Class Y)	26.12%	13.76%	15.26%
Russell 1000® Growth Index	30.52%	19.24%	18.28%
S&P 500® Index	21.45%	17.64%	14.64%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,900,984,569
Total number of portfolio holdings	67
Total advisory fees paid	$22,171,068
Portfolio turnover rate	58%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	13.62%
Microsoft Corp.	7.90%
Amazon.com, Inc.	6.62%
Broadcom, Inc.	5.41%
Alphabet, Inc., Class C	5.39%
Meta Platforms, Inc., Class A	4.51%
Apple, Inc.	3.78%
AppLovin Corp., Class A	2.98%
Tesla, Inc.	2.75%
Arista Networks, Inc.	2.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SUM-AR-Y
Invesco Summit Fund

Invesco Summit Fund
Class R5: SMITX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Summit Fund (Class R5)	$78	0.69%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US large-cap growth equities posted robust gains, buoyed by continued enthusiasm for artificial intelligence (AI) and other secular growth themes, as well as a supportive macroeconomic backdrop marked by easing interest rates and resilient consumer spending.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 26.21%. For the same time period, the Russell 1000® Growth Index (the "Benchmark”) returned 30.52%. The Fund’s underperformance relative to the Benchmark was primarily driven by sector positioning and stock selection in the financials, communication services and materials sectors. An underweight exposure in the information technology and consumer discretionary sectors, as well as minimal ancillary cash, also detracted from relative performance. These results were partially offset by stock selection in industrials, health care and energy sectors.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs) with sustainable demand to support the proliferation of the AI industry. NVIDIA's most advanced GPU, the Blackwell B100, is already sold out until the end of 2025.
Broadcom Inc. | Broadcom is strongly positioned in AI chips, particularly those optimized for inference workloads. As inference adoption accelerates across AI applications, Broadcom’s leadership in this segment underscores its critical role in enabling next-generation AI infrastructure.
Microsoft Corp. | Microsoft is strongly positioned in cloud and AI, with Azure workloads surging 39% year-over-year, well ahead of consensus. As enterprises accelerate their AI adoption, Microsoft’s leadership—powered by NVIDIA GPUs, its partnership with OpenAI, and growing CoPilot monetization—underscores its critical role in enabling next-generation AI-driven infrastructure.
What detracted from performance?
Monday.com Ltd. | Monday.com faced mixed dynamics during the period. While enterprise demand remains strong and its move upmarket is progressing, new customer growth came under pressure following Google’s algorithm changes. The company’s AI-powered tools like Magic and Sidekick are helping optimize marketing spend, but projected 2025 growth of 26% fell short of prior estimates. The Fund's investment team sold the position during the period.
Trade Desk, Inc. | Trade Desk is a leading independent demand-side platform in digital advertising, focused on the open internet and AI-driven solutions. While the company maintains a strong market position, challenges around the transition to its Kokai platform and salesforce reorganization, along with share loss to competitors, persisted. The Fund's investment team sold the position during the period.
KKR & Co. Inc. | KKR & Co. is a global investment firm that has diversified sharply away from US private equity. While earnings growth has remained strong, alternatives have not been rewarded for strong results and progress on expanding 401(k) access to alternatives remains a long-term initiative. The Fund's investment team reduced the position during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Summit Fund (Class R5)	26.21%	13.75%	15.27%
Russell 1000® Growth Index	30.52%	19.24%	18.28%
S&P 500® Index	21.45%	17.64%	14.64%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,900,984,569
Total number of portfolio holdings	67
Total advisory fees paid	$22,171,068
Portfolio turnover rate	58%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	13.62%
Microsoft Corp.	7.90%
Amazon.com, Inc.	6.62%
Broadcom, Inc.	5.41%
Alphabet, Inc., Class C	5.39%
Meta Platforms, Inc., Class A	4.51%
Apple, Inc.	3.78%
AppLovin Corp., Class A	2.98%
Tesla, Inc.	2.75%
Arista Networks, Inc.	2.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SUM-AR-R5
Invesco Summit Fund

Invesco Summit Fund
Class R6: SMISX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Summit Fund (Class R6)	$78	0.69%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US large-cap growth equities posted robust gains, buoyed by continued enthusiasm for artificial intelligence (AI) and other secular growth themes, as well as a supportive macroeconomic backdrop marked by easing interest rates and resilient consumer spending.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 26.18%. For the same time period, the Russell 1000® Growth Index (the "Benchmark”) returned 30.52%. The Fund’s underperformance relative to the Benchmark was primarily driven by sector positioning and stock selection in the financials, communication services and materials sectors. An underweight exposure in the information technology and consumer discretionary sectors, as well as minimal ancillary cash, also detracted from relative performance. These results were partially offset by stock selection in industrials, health care and energy sectors.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs) with sustainable demand to support the proliferation of the AI industry. NVIDIA's most advanced GPU, the Blackwell B100, is already sold out until the end of 2025.
Broadcom Inc. | Broadcom is strongly positioned in AI chips, particularly those optimized for inference workloads. As inference adoption accelerates across AI applications, Broadcom’s leadership in this segment underscores its critical role in enabling next-generation AI infrastructure.
Microsoft Corp. | Microsoft is strongly positioned in cloud and AI, with Azure workloads surging 39% year-over-year, well ahead of consensus. As enterprises accelerate their AI adoption, Microsoft’s leadership—powered by NVIDIA GPUs, its partnership with OpenAI, and growing CoPilot monetization—underscores its critical role in enabling next-generation AI-driven infrastructure.
What detracted from performance?
Monday.com Ltd. | Monday.com faced mixed dynamics during the period. While enterprise demand remains strong and its move upmarket is progressing, new customer growth came under pressure following Google’s algorithm changes. The company’s AI-powered tools like Magic and Sidekick are helping optimize marketing spend, but projected 2025 growth of 26% fell short of prior estimates. The Fund's investment team sold the position during the period.
Trade Desk, Inc. | Trade Desk is a leading independent demand-side platform in digital advertising, focused on the open internet and AI-driven solutions. While the company maintains a strong market position, challenges around the transition to its Kokai platform and salesforce reorganization, along with share loss to competitors, persisted. The Fund's investment team sold the position during the period.
KKR & Co. Inc. | KKR & Co. is a global investment firm that has diversified sharply away from US private equity. While earnings growth has remained strong, alternatives have not been rewarded for strong results and progress on expanding 401(k) access to alternatives remains a long-term initiative. The Fund's investment team reduced the position during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Summit Fund (Class R6)	26.18%	13.80%	15.26%
Russell 1000® Growth Index	30.52%	19.24%	18.28%
S&P 500® Index	21.45%	17.64%	14.64%
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,900,984,569
Total number of portfolio holdings	67
Total advisory fees paid	$22,171,068
Portfolio turnover rate	58%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	13.62%
Microsoft Corp.	7.90%
Amazon.com, Inc.	6.62%
Broadcom, Inc.	5.41%
Alphabet, Inc., Class C	5.39%
Meta Platforms, Inc., Class A	4.51%
Apple, Inc.	3.78%
AppLovin Corp., Class A	2.98%
Tesla, Inc.	2.75%
Arista Networks, Inc.	2.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SUM-AR-R6
Invesco Summit Fund

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). This Code is filed as an exhibit to this report on Form N-CSR under Item 19(a)(1). No substantive amendments to this Code were made during the reporting period. There were no waivers for the fiscal year ended October 31, 2025.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that the Registrant has two audit committee financial experts serving on its Audit Committee: Anthony J. LaCava, Jr. and James Liddy. Each of these audit committee financial experts is "independent" within the meaning of that term as used in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) to (d)

Fees Billed by PwC Related to the Registrant

PricewaterhouseCoopers LLP (“PwC”), the Registrant’s independent registered public accounting firm, billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2025	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2024
Audit Fees	$ 221,892	$ 207,738
Audit-Related Fees(1)	$ 10,099	$ 0
Tax Fees(2)	$ 100,867	$ 94,177
All Other Fees	$ 0	$ 0
Total Fees	$ 332,858	$ 301,915
(1)	Audit-Related Fees for the fiscal year ended 2025 includes fees billed for reviewing regulatory filings.
(2)

Tax Fees for the fiscal years ended 2025 and 2024 includes fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise tax and year-to-date estimates for various book-to-tax differences.

Fees Billed by PwC Related to Invesco and Affiliates

PwC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2025 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2024 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees(1)	$ 1,161,000	$ 1,134,000
Tax Fees	$ 0	$ 0
All Other Fees	$ 0	$ 0
Total Fees	$ 1,161,000	$ 1,134,000

(1) Audit-Related Fees for the fiscal years ended 2025 and 2024 include fees billed related to reviewing controls at a service organization.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees

of the Invesco Funds (the “Funds”)

Last Amended March 29, 2017

I.	Statement of Principles

The Audit Committees (the “Audit Committee”) of the Boards of Trustees of the Funds (the “Board”) have adopted these policies and procedures (the “Procedures”) with respect to the pre-approval of audit and non-audit services to be provided by the Funds’ independent auditor (the “Auditor”) to the Funds, and to the Funds’ investment adviser(s) and any entity controlling, controlled by, or under common control with the investment adviser(s) that provides ongoing services to the Funds (collectively, “Service Affiliates”).

Under Section 202 of the Sarbanes-Oxley Act of 2002, all audit and non-audit services provided to the Funds by the Auditor must be preapproved by the Audit Committee. Rule 2-01 of Regulation S-X requires that the Audit Committee also pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds (a “Service Affiliate’s Covered Engagement”).

These Procedures set forth the procedures and the conditions pursuant to which the Audit Committee may pre-approve audit and non-audit services for the Funds and a Service Affiliate’s Covered Engagement pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”) and other organizations and regulatory bodies applicable to the Funds (“Applicable Rules”).1 They address both general pre-approvals without consideration of specific case-by-case services (“general pre-approvals”) and pre-approvals on a case-by-case basis (“specific pre-approvals”). Any services requiring pre-approval that are not within the scope of general pre-approvals hereunder are subject to specific pre-approval.  These Procedures also address the delegation by the Audit Committee of pre-approval authority to the Audit Committee Chair or Vice Chair.

II.	Pre-Approval of Fund Audit Services

The annual Fund audit services engagement, including terms and fees, is subject to specific pre-approval by the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by an independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will receive, review and consider sufficient information concerning a proposed Fund audit engagement to make a reasonable evaluation of the Auditor’s qualifications and independence. The Audit Committee will oversee the Fund audit services engagement as necessary, including approving any changes in terms, audit scope, conditions and fees.

In addition to approving the Fund audit services engagement at least annually and specifically approving any changes, the Audit Committee may generally or specifically pre-approve engagements for other audit services, which are those services that only an independent auditor reasonably can provide. Other audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC.

III.	General and Specific Pre-Approval of Non-Audit Fund Services

The Audit Committee will consider, at least annually, the list of General Pre-Approved Non-Audit Services which list may be terminated or modified at any time by the Audit Committee. To inform the Audit Committee’s review and approval of General Pre-Approved Non-Audit Services, the Funds’ Treasurer (or his or her designee) and Auditor shall provide such information regarding independence or other matters as the Audit Committee may request.

Any services or fee ranges that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval. Each request for specific pre-approval by the Audit Committee for services to be provided by the Auditor to the Funds must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, and other relevant information sufficient to allow the Audit Committee to consider whether to pre-approve such engagement, including evaluating whether the provision of such services will impair the independence of the Auditor and is otherwise consistent with Applicable Rules.

IV.	Non-Audit Service Types

The Audit Committee may provide either general or specific pre-approval of audit-related, tax or other services, each as described in more detail below.

a.	Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by an independent auditor.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; services related to mergers, acquisitions or dispositions; compliance with ratings agency requirements and interfund lending activities; and assistance with internal control reporting requirements.

b.	Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will not approve proposed services of the Auditor which the Audit Committee believes are to be provided in connection with a service or transaction initially recommended by the Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisers as necessary to ensure the consistency of tax services rendered by the Auditor with the foregoing policy. The Auditor shall not represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committee will include a description from the Auditor in writing of (i) the scope of the service, the fee structure for the engagement, and any side letter or other amendment to the engagement letter, or any other agreement (whether oral, written, or otherwise) between the Auditor and the Funds, relating to the service; and (ii) any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor (or an affiliate of the Auditor) and any person (other than the Funds or Service Affiliates receiving the services) with respect to the promoting, marketing, or recommending of a transaction covered by the service.  The Auditor will also discuss with the Audit Committee the potential effects of the services on the independence of the Auditor, and document the substance of its discussion with the Audit Committee.

c.	Other Services

The Audit Committee may pre-approve other non-audit services so long as the Audit Committee believes that the service will not impair the independence of the Auditor. Appendix I includes a list of services that the Auditor is prohibited from performing by the SEC rules. Appendix I also includes a list of services that would impair the Auditor’s independence unless the Audit Committee reasonably concludes that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements.

V.	Pre-Approval of Service Affiliate’s Covered Engagements

Rule 2-01 of Regulation S-X requires that the Audit Committee pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds, defined above as a “Service Affiliate’s Covered Engagement”.

The Audit Committee may provide either general or specific pre-approval of any Service Affiliate’s Covered Engagement, including for audit-related, tax or other services, as described above, if the Audit Committee believes that the provision of the services to a Service Affiliate will not impair the independence of the Auditor with respect to the Funds. Any Service Affiliate’s Covered Engagements that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval.

Each request for specific pre-approval by the Audit Committee of a Service Affiliate’s Covered Engagement must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, a description of the current status of the pre-approval process involving other audit committees in the Invesco investment company complex (as defined in Rule 2-201 of Regulation S-X) with respect to the proposed engagement, and other relevant information sufficient to allow the Audit Committee to consider whether the provision of such services will impair the independence of the Auditor from the Funds.  Additionally, the Funds’ Treasurer (or his or her designee) and the Auditor will provide the Audit Committee with a statement that the proposed engagement requires pre-approval by the Audit Committee, the proposed engagement, in their view, will not impair the independence of the Auditor and is consistent with Applicable Rules, and the description of the proposed engagement provided to the Audit Committee is consistent with that presented to or approved by the Invesco audit committee.

Information about all Service Affiliate engagements of the Auditor for non-audit services, whether or not subject to pre-approval by the Audit Committee, shall be provided to the Audit Committee at least quarterly, to allow the Audit Committee to consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds. The Funds’ Treasurer and Auditor shall provide the Audit Committee with sufficiently detailed information about the scope of services provided and the fees for such services, to ensure that the Audit Committee can adequately consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Fund.

VI.	Pre-Approved Fee Levels or Established Amounts

Pre-approved fee levels or ranges for audit and non-audit services to be provided by the Auditor to the Funds, and for a Service Affiliate’s Covered Engagement, under general pre-approval or specific pre-approval will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum pre-approved fee levels or ranges for such services or engagements will be promptly presented to the Audit Committee and will require specific pre-approval by the Audit Committee before payment of any additional fees is made.

VII.	Delegation

The Audit Committee hereby delegates, subject to the dollar limitations set forth below, specific authority to its Chair, or in his or her absence, Vice Chair, to pre-approve audit and non-audit services proposed to be provided by the Auditor to the Funds and/or a Service Affiliate’s Covered Engagement, between Audit Committee meetings.  Such delegation does not preclude the Chair or Vice Chair from declining, on a case-by-case basis, to exercise his or her delegated authority and instead convening the Audit Committee to consider and pre-approve any proposed services or engagements.

Notwithstanding the foregoing, the Audit Committee must pre-approve: (a) any non-audit services to be provided to the Funds for which the fees are estimated to exceed $500,000; (b) any Service Affiliate’s Covered Engagement for which the fees are estimated to exceed $500,000; or (c) any cost increase to any previously approved service or engagement that exceeds the greater of $250,000 or 50% of the previously approved fees up to a maximum increase of $500,000.

VIII.	Compliance with Procedures

Notwithstanding anything herein to the contrary, failure to pre-approve any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X shall not constitute a violation of these Procedures. The Audit Committee has designated the Funds’ Treasurer to ensure services and engagements are pre-approved in compliance with these Procedures. The Funds’ Treasurer will immediately report to the Chair of the Audit Committee, or the Vice Chair in his or her absence, any breach of these Procedures that comes to the attention of the Funds’ Treasurer or any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

On at least an annual basis, the Auditor will provide the Audit Committee with a summary of all non-audit services provided to any entity in the investment company complex (as defined in section 2-01(f)(14) of Regulation S-X, including the Funds and Service Affiliates) that were not pre-approved, including the nature of services provided and the associated fees.

IX.	Amendments to Procedures

All material amendments to these Procedures must be approved in advance by the Audit Committee. Non-material amendments to these Procedures may be made by the Legal and Compliance Departments and will be reported to the Audit Committee at the next regularly scheduled meeting of the Audit Committee.

Appendix I

Non-Audit Services That May Impair the Auditor’s Independence

The Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services:

·	Management functions;
·	Human resources;
·	Broker-dealer, investment adviser, or investment banking services;
·	Legal services;
·	Expert services unrelated to the audit;
·	Any service or product provided for a contingent fee or a commission;
·	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance;
·	Tax services for persons in financial reporting oversight roles at the Fund; and
·	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

An Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services unless it is reasonable to conclude that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements:

·	Bookkeeping or other services related to the accounting records or financial statements of the audit client;
·	Financial information systems design and implementation;
·	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
·	Actuarial services; and
·	Internal audit outsourcing services.

(e)(2) There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g)  In addition to the amounts shown in the tables above, PwC billed Invesco and Invesco Affiliates aggregate fees of $6,737,000 for the fiscal year ended October 31, 2025 and $6,466,000 for the fiscal year ended October 31, 2024. In total, PwC billed the Registrant, Invesco and Invesco Affiliates aggregate non-audit fees of $7,998,867 for the fiscal year ended October 31, 2025 and $7,694,177 for the fiscal year ended October 31, 2024.

PwC provided audit services to the Investment Company complex of approximately $35 million.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PwC’s independence.

(i) Not applicable.

(j) Not applicable.

1	Applicable Rules include, for example, New York Stock Exchange (“NYSE”) rules applicable to closed-end funds managed by Invesco and listed on NYSE.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements and Other Information
October 31, 2025
Invesco Charter Fund
Nasdaq:
A: CHTRX ■ C: CHTCX ■ R: CHRRX ■ S: CHRSX ■ Y: CHTYX ■ R5: CHTVX ■ R6: CHFTX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Report of Independent Registered Public Accounting Firm
16	Approval of Investment Advisory and Sub-Advisory Contracts
18	Tax Information
19	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
October 31, 2025

Shares		Value
Common Stocks & Other Equity Interests–99.35%
Aerospace & Defense–2.77%
Airbus SE (France)	130,344	$32,139,054
Boeing Co. (The)(b)	124,912	25,109,810
Howmet Aerospace, Inc.	126,548	26,062,561
Northrop Grumman Corp.	36,250	21,150,062
		104,461,487
Application Software–2.77%
Intuit, Inc.	67,619	45,139,063
Salesforce, Inc.	141,832	36,934,471
Synopsys, Inc.(b)	48,906	22,194,521
		104,268,055
Asset Management & Custody Banks–0.52%
KKR & Co., Inc., Class A	165,230	19,551,666
Automobile Manufacturers–0.63%
Tesla, Inc.(b)	52,055	23,766,231
Biotechnology–1.12%
AbbVie, Inc.	192,695	42,015,218
Broadline Retail–4.57%
Amazon.com, Inc.(b)	705,351	172,260,821
Building Products–0.79%
Johnson Controls International PLC	260,964	29,851,672
Communications Equipment–1.03%
Cisco Systems, Inc.	533,029	38,969,750
Construction Materials–1.16%
CRH PLC	365,994	43,589,885
Consumer Finance–2.14%
American Express Co.	115,692	41,733,575
Capital One Financial Corp.	177,665	39,084,524
		80,818,099
Consumer Staples Merchandise Retail–1.64%
Walmart, Inc.	610,847	61,805,499
Data Center REITs–0.85%
Digital Realty Trust, Inc.	188,375	32,100,984
Diversified Banks–4.36%
JPMorgan Chase & Co.	339,988	105,777,067
Wells Fargo & Co.	673,931	58,611,779
		164,388,846
Electric Utilities–2.16%
Constellation Energy Corp.	96,895	36,529,415
PPL Corp.	1,224,767	44,728,491
		81,257,906
Electrical Components & Equipment–3.00%
Eaton Corp. PLC	83,623	31,907,192
Emerson Electric Co.	281,714	39,318,823
Rockwell Automation, Inc.	113,385	41,766,498
		112,992,513
Shares		Value
Financial Exchanges & Data–1.16%
Cboe Global Markets, Inc.	177,897	$43,698,619
Health Care Distributors–1.13%
McKesson Corp.	52,262	42,402,251
Health Care Equipment–1.98%
Boston Scientific Corp.(b)	374,579	37,727,597
Medtronic PLC	407,378	36,949,184
		74,676,781
Health Care Facilities–0.94%
Tenet Healthcare Corp.(b)	170,727	35,253,418
Home Improvement Retail–1.22%
Lowe’s Cos., Inc.	193,505	46,079,346
Homebuilding–0.67%
D.R. Horton, Inc.	168,282	25,087,481
Hotels, Resorts & Cruise Lines–1.67%
Marriott International, Inc., Class A	104,745	27,294,452
Royal Caribbean Cruises Ltd.	123,992	35,564,625
		62,859,077
Household Products–1.39%
Procter & Gamble Co. (The)	349,342	52,530,557
Industrial Machinery & Supplies & Components–0.60%
Lincoln Electric Holdings, Inc.	95,953	22,496,181
Industrial REITs–1.21%
Prologis, Inc.	366,997	45,540,658
Insurance Brokers–0.49%
Arthur J. Gallagher & Co.	74,642	18,622,433
Integrated Oil & Gas–1.50%
Chevron Corp.	357,845	56,439,313
Interactive Media & Services–9.54%
Alphabet, Inc., Class A	910,595	256,050,208
Meta Platforms, Inc., Class A	159,308	103,287,342
		359,337,550
Investment Banking & Brokerage–1.81%
Charles Schwab Corp. (The)	493,343	46,630,780
Raymond James Financial, Inc.	136,516	21,660,994
		68,291,774
Life Sciences Tools & Services–1.54%
Danaher Corp.	177,034	38,129,583
Lonza Group AG (Switzerland)	28,634	19,772,678
		57,902,261
Managed Health Care–1.02%
UnitedHealth Group, Inc.	112,073	38,279,654
Multi-Utilities–0.78%
Ameren Corp.	286,795	29,258,826
Oil & Gas Exploration & Production–0.81%
ConocoPhillips	344,753	30,634,752
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Charter Fund

Shares		Value
Oil & Gas Storage & Transportation–0.63%
Cheniere Energy, Inc.	111,563	$23,651,356
Passenger Ground Transportation–1.27%
Uber Technologies, Inc.(b)	496,023	47,866,219
Personal Care Products–1.35%
BellRing Brands, Inc.(b)	607,248	18,296,382
Estee Lauder Cos., Inc. (The), Class A	338,772	32,755,865
		51,052,247
Pharmaceuticals–1.69%
Eli Lilly and Co.	73,926	63,787,788
Property & Casualty Insurance–1.63%
American International Group, Inc.	417,428	32,960,115
Hartford Insurance Group, Inc. (The)	229,807	28,537,433
		61,497,548
Restaurants–0.93%
McDonald’s Corp.	117,725	35,132,672
Semiconductor Materials & Equipment–1.12%
ASML Holding N.V., New York Shares (Netherlands)	39,995	42,363,904
Semiconductors–13.26%
ARM Holdings PLC, ADR(b)(c)	116,582	19,797,955
Broadcom, Inc.	330,930	122,321,656
NVIDIA Corp.	1,574,863	318,894,009
Texas Instruments, Inc.	238,571	38,519,674
		499,533,294
Specialty Chemicals–0.67%
DuPont de Nemours, Inc.	310,286	25,334,852
Systems Software–9.76%
Microsoft Corp.	566,930	293,562,023
Oracle Corp.	165,315	43,413,372
ServiceNow, Inc.(b)	33,588	30,876,777
		367,852,172
Shares		Value
Technology Hardware, Storage & Peripherals–5.66%
Apple, Inc.	789,081	$213,343,830
Tobacco–1.03%
Philip Morris International, Inc.	269,190	38,852,193
Transaction & Payment Processing Services–1.38%
Mastercard, Inc., Class A	94,456	52,138,767
Total Common Stocks & Other Equity Interests (Cost $2,150,146,037)		3,743,896,406
Money Market Funds–0.69%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e)	9,018,582	9,018,582
Invesco Treasury Portfolio, Institutional Class, 3.96%(d)(e)	16,769,628	16,769,628
Total Money Market Funds (Cost $25,788,210)		25,788,210
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $2,175,934,247)		3,769,684,616
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.31%
Invesco Private Government Fund, 4.13%(d)(e)(f)	3,275,729	3,275,729
Invesco Private Prime Fund, 4.30%(d)(e)(f)	8,526,058	8,528,616
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,804,359)		11,804,345
TOTAL INVESTMENTS IN SECURITIES–100.35% (Cost $2,187,738,606)		3,781,488,961
OTHER ASSETS LESS LIABILITIES—(0.35)%		(13,251,421)
NET ASSETS–100.00%		$3,768,237,540
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,487,906	$162,715,760	$(162,185,084)	$-	$-	$9,018,582	$615,106
Invesco Treasury Portfolio, Institutional Class	15,784,088	302,186,412	(301,200,872)	-	-	16,769,628	1,133,277
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Charter Fund

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,753,944	$305,703,575	$(308,181,790)	$-	$-	$3,275,729	$333,507*
Invesco Private Prime Fund	5,756,647	688,603,762	(685,839,652)	(14)	7,873	8,528,616	900,121*
Total	$35,782,585	$1,459,209,509	$(1,457,407,398)	$(14)	$7,873	$37,592,555	$2,982,011

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Charter Fund

Statement of Assets and Liabilities
October 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $2,150,146,037)*	$3,743,896,406
Investments in affiliated money market funds, at value (Cost $37,592,569)	37,592,555
Receivable for:
Fund shares sold	104,225
Dividends	1,882,626
Investment for trustee deferred compensation and retirement plans	1,508,847
Other assets	288,189
Total assets	3,785,272,848
Liabilities:
Payable for:
Fund shares reacquired	2,050,145
Collateral upon return of securities loaned	11,804,359
Accrued fees to affiliates	1,487,040
Accrued trustees’ and officers’ fees and benefits	2,117
Accrued other operating expenses	139,878
Trustee deferred compensation and retirement plans	1,551,769
Total liabilities	17,035,308
Net assets applicable to shares outstanding	$3,768,237,540
Net assets consist of:
Shares of beneficial interest	$1,932,652,794
Distributable earnings	1,835,584,746
$3,768,237,540
Net Assets:
Class A	$3,565,930,279
Class C	$16,428,243
Class R	$20,108,205
Class S	$19,587,957
Class Y	$114,206,815
Class R5	$6,444,238
Class R6	$25,531,803
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	155,355,861
Class C	824,156
Class R	889,377
Class S	852,875
Class Y	4,937,552
Class R5	258,156
Class R6	1,023,407
Class A:
Net asset value per share	$22.95
Maximum offering price per share (Net asset value of $22.95 ÷ 94.50%)	$24.29
Class C:
Net asset value and offering price per share	$19.93
Class R:
Net asset value and offering price per share	$22.61
Class S:
Net asset value and offering price per share	$22.97
Class Y:
Net asset value and offering price per share	$23.13
Class R5:
Net asset value and offering price per share	$24.96
Class R6:
Net asset value and offering price per share	$24.95

*	At October 31, 2025, security with a value of $11,874,664 was on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Charter Fund

Statement of Operations
For the year ended October 31, 2025
Investment income:
Dividends (net of foreign withholding taxes of $341,403)	$41,988,620
Dividends from affiliated money market funds (includes net securities lending income of $39,994)	1,788,377
Total investment income	43,776,997
Expenses:
Advisory fees	21,821,335
Administrative services fees	493,978
Custodian fees	24,463
Distribution fees:
Class A	8,325,882
Class C	168,270
Class R	95,432
Class S	28,331
Transfer agent fees — A, C, R, S and Y	3,852,506
Transfer agent fees — R5	6,087
Transfer agent fees — R6	6,170
Trustees’ and officers’ fees and benefits	47,416
Registration and filing fees	121,916
Reports to shareholders	187,412
Professional services fees	94,824
Other	53,026
Total expenses	35,327,048
Less: Fees waived and/or expense offset arrangement(s)	(154,843)
Net expenses	35,172,205
Net investment income	8,604,792
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	255,607,220
Affiliated investment securities	7,873
Foreign currencies	2,430
255,617,523
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	370,720,447
Affiliated investment securities	(14)
Foreign currencies	12,978
370,733,411
Net realized and unrealized gain	626,350,934
Net increase in net assets resulting from operations	$634,955,726
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Charter Fund

Statement of Changes in Net Assets
For the years ended October 31, 2025 and 2024
	2025	2024
Operations:
Net investment income	$8,604,792	$18,285,442
Net realized gain	255,617,523	257,399,936
Change in net unrealized appreciation	370,733,411	726,772,713
Net increase in net assets resulting from operations	634,955,726	1,002,458,091
Distributions to shareholders from distributable earnings:
Class A	(245,945,813)	(173,054,353)
Class C	(1,416,769)	(1,131,587)
Class R	(1,364,555)	(965,583)
Class S	(1,423,736)	(995,958)
Class Y	(7,837,840)	(5,382,506)
Class R5	(427,694)	(358,832)
Class R6	(1,318,167)	(928,591)
Total distributions from distributable earnings	(259,734,574)	(182,817,410)
Share transactions–net:
Class A	(80,513,519)	(138,209,460)
Class C	(2,812,599)	(2,866,882)
Class R	(515,448)	(977,888)
Class S	(1,239,736)	(488,093)
Class Y	2,152,100	(3,247,923)
Class R5	(188,676)	(1,322,154)
Class R6	4,497,315	(670,299)
Net increase (decrease) in net assets resulting from share transactions	(78,620,563)	(147,782,699)
Net increase in net assets	296,600,589	671,857,982
Net assets:
Beginning of year	3,471,636,951	2,799,778,969
End of year	$3,768,237,540	$3,471,636,951
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Charter Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/25	$20.67	$0.05	$3.80	$3.85	$(0.11)	$(1.46)	$(1.57)	$22.95	19.53%	$3,565,930	1.01%	1.01%	0.24%	36%
Year ended 10/31/24	16.01	0.10	5.62	5.72	(0.06)	(1.00)	(1.06)	20.67	37.24	3,291,517	1.02	1.02	0.55	37
Year ended 10/31/23	15.25	0.06	1.32	1.38	(0.12)	(0.50)	(0.62)	16.01	9.44	2,653,092	1.03	1.03	0.39	84
Year ended 10/31/22	21.88	0.10 (d)	(3.58)	(3.48)	(0.08)	(3.07)	(3.15)	15.25	(18.71)	2,671,536	1.02	1.02	0.58 (d)	52
Year ended 10/31/21	15.99	0.07	6.24	6.31	(0.10)	(0.32)	(0.42)	21.88	40.10	3,609,724	1.03	1.03	0.38	47
Class C
Year ended 10/31/25	18.17	(0.09)	3.31	3.22	—	(1.46)	(1.46)	19.93	18.64	16,428	1.76	1.76	(0.51)	36
Year ended 10/31/24	14.23	(0.03)	4.97	4.94	—	(1.00)	(1.00)	18.17	36.25	17,813	1.77	1.77	(0.20)	37
Year ended 10/31/23	13.60	(0.05)	1.18	1.13	—	(0.50)	(0.50)	14.23	8.65	16,336	1.78	1.78	(0.36)	84
Year ended 10/31/22	19.91	(0.03)(d)	(3.21)	(3.24)	—	(3.07)	(3.07)	13.60	(19.35)	18,306	1.77	1.77	(0.17)(d)	52
Year ended 10/31/21	14.61	(0.07)	5.69	5.62	—	(0.32)	(0.32)	19.91	39.00	27,725	1.78	1.78	(0.37)	47
Class R
Year ended 10/31/25	20.39	(0.00)	3.74	3.74	(0.06)	(1.46)	(1.52)	22.61	19.22	20,108	1.26	1.26	(0.01)	36
Year ended 10/31/24	15.80	0.06	5.55	5.61	(0.02)	(1.00)	(1.02)	20.39	36.95	18,603	1.27	1.27	0.30	37
Year ended 10/31/23	15.05	0.02	1.31	1.33	(0.08)	(0.50)	(0.58)	15.80	9.17	15,125	1.28	1.28	0.14	84
Year ended 10/31/22	21.63	0.06 (d)	(3.54)	(3.48)	(0.03)	(3.07)	(3.10)	15.05	(18.91)	15,653	1.27	1.27	0.33 (d)	52
Year ended 10/31/21	15.82	0.02	6.16	6.18	(0.05)	(0.32)	(0.37)	21.63	39.66	20,442	1.28	1.28	0.13	47
Class S
Year ended 10/31/25	20.68	0.07	3.81	3.88	(0.13)	(1.46)	(1.59)	22.97	19.69	19,588	0.91	0.91	0.34	36
Year ended 10/31/24	16.02	0.12	5.62	5.74	(0.08)	(1.00)	(1.08)	20.68	37.35	18,857	0.92	0.92	0.65	37
Year ended 10/31/23	15.26	0.08	1.32	1.40	(0.14)	(0.50)	(0.64)	16.02	9.57	14,903	0.93	0.93	0.49	84
Year ended 10/31/22	21.89	0.12 (d)	(3.58)	(3.46)	(0.10)	(3.07)	(3.17)	15.26	(18.61)	14,877	0.92	0.92	0.68 (d)	52
Year ended 10/31/21	16.00	0.09	6.23	6.32	(0.11)	(0.32)	(0.43)	21.89	40.20	21,013	0.93	0.93	0.48	47
Class Y
Year ended 10/31/25	20.82	0.10	3.83	3.93	(0.16)	(1.46)	(1.62)	23.13	19.82	114,207	0.76	0.76	0.49	36
Year ended 10/31/24	16.11	0.15	5.66	5.81	(0.10)	(1.00)	(1.10)	20.82	37.67	100,643	0.77	0.77	0.80	37
Year ended 10/31/23	15.35	0.10	1.32	1.42	(0.16)	(0.50)	(0.66)	16.11	9.71	80,126	0.78	0.78	0.64	84
Year ended 10/31/22	22.01	0.14 (d)	(3.60)	(3.46)	(0.13)	(3.07)	(3.20)	15.35	(18.53)	87,804	0.77	0.77	0.83 (d)	52
Year ended 10/31/21	16.09	0.12	6.26	6.38	(0.14)	(0.32)	(0.46)	22.01	40.36	116,054	0.78	0.78	0.63	47
Class R5
Year ended 10/31/25	22.35	0.11	4.12	4.23	(0.16)	(1.46)	(1.62)	24.96	19.82	6,444	0.75	0.75	0.50	36
Year ended 10/31/24	17.23	0.16	6.07	6.23	(0.11)	(1.00)	(1.11)	22.35	37.62	5,965	0.76	0.76	0.81	37
Year ended 10/31/23	16.36	0.12	1.42	1.54	(0.17)	(0.50)	(0.67)	17.23	9.81	5,610	0.76	0.76	0.66	84
Year ended 10/31/22	23.25	0.16 (d)	(3.85)	(3.69)	(0.13)	(3.07)	(3.20)	16.36	(18.50)	6,555	0.75	0.75	0.85 (d)	52
Year ended 10/31/21	16.98	0.14	6.60	6.74	(0.15)	(0.32)	(0.47)	23.25	40.37	9,109	0.75	0.75	0.66	47
Class R6
Year ended 10/31/25	22.33	0.13	4.12	4.25	(0.17)	(1.46)	(1.63)	24.95	19.96	25,532	0.68	0.68	0.57	36
Year ended 10/31/24	17.22	0.18	6.05	6.23	(0.12)	(1.00)	(1.12)	22.33	37.67	18,239	0.69	0.69	0.88	37
Year ended 10/31/23	16.36	0.13	1.41	1.54	(0.18)	(0.50)	(0.68)	17.22	9.83	14,588	0.69	0.69	0.73	84
Year ended 10/31/22	23.24	0.17 (d)	(3.83)	(3.66)	(0.15)	(3.07)	(3.22)	16.36	(18.41)	14,327	0.68	0.68	0.92 (d)	52
Year ended 10/31/21	16.97	0.15	6.60	6.75	(0.16)	(0.32)	(0.48)	23.24	40.49	20,931	0.68	0.68	0.73	47

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the year ended October 31,
2022. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $0.06 and 0.32%, $(0.07)
and (0.43)%, $0.02 and 0.07%, $0.08 and 0.42%, $0.10 and 0.57%, $0.12 and 0.59% and $0.13 and 0.66% for Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6
shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Charter Fund

Notes to Financial Statements
October 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Charter Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
9
Invesco Charter Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement notes disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When
10
Invesco Charter Fund

loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended October 31, 2025, the Fund paid the Adviser $2,801 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.695%
Next $4.05 billion	0.615%
Next $3.9 billion	0.570%
Next $1.8 billion	0.545%
Over $10 billion	0.520%
For the year ended October 31, 2025, the effective advisory fee rate incurred by the Fund was 0.62%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In
11
Invesco Charter Fund

determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended October 31, 2025, the Adviser waived advisory fees of $48,170.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended October 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2025, IDI advised the Fund that IDI retained $107,405 in front-end sales commissions from the sale of Class A shares and $163 and $638 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended October 31, 2025, the Fund incurred $4,949 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,691,984,674	$51,911,732	$—	$3,743,896,406
Money Market Funds	25,788,210	11,804,345	—	37,592,555
Total Investments	$3,717,772,884	$63,716,077	$—	$3,781,488,961
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended October 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $106,673.
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Invesco Charter Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2025 and 2024:
	2025	2024
Ordinary income*	$68,510,301	$22,706,960
Long-term capital gain	191,224,273	160,110,450
Total distributions	$259,734,574	$182,817,410

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$16,335,141
Undistributed long-term capital gain	233,248,085
Net unrealized appreciation — investments	1,586,842,406
Net unrealized appreciation (depreciation) — foreign currencies	(10,060)
Temporary book/tax differences	(830,826)
Shares of beneficial interest	1,932,652,794
Total net assets	$3,768,237,540
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of October 31, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2025 was $1,247,530,433 and $1,575,787,051, respectively. As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,630,408,501
Aggregate unrealized (depreciation) of investments	(43,566,095)
Net unrealized appreciation of investments	$1,586,842,406
Cost of investments for tax purposes is $2,194,646,555.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of equalization, on October 31, 2025, undistributed net investment income was increased by $2,430, undistributed net realized gain was decreased by $12,785,430 and shares of beneficial interest was increased by $12,783,000. This reclassification had no effect on the net assets of the Fund.
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Invesco Charter Fund

NOTE 10—Share Information
	Summary of Share Activity
	Year ended October 31, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	2,780,555	$57,396,242	2,169,957	$40,141,363
Class C	120,511	2,167,859	144,534	2,391,484
Class R	109,716	2,273,880	116,869	2,125,715
Class S	7,618	154,359	8,993	165,444
Class Y	1,012,873	20,868,930	900,494	16,885,475
Class R5	22,846	516,168	33,669	710,943
Class R6	368,204	8,074,263	104,884	2,075,320
Issued as reinvestment of dividends:
Class A	11,159,571	227,766,858	9,562,009	160,928,573
Class C	78,674	1,403,548	75,112	1,118,415
Class R	67,444	1,359,006	58,028	965,582
Class S	69,726	1,423,062	59,152	995,521
Class Y	279,481	5,737,738	233,809	3,953,716
Class R5	18,596	411,902	19,282	350,159
Class R6	53,297	1,178,941	46,548	843,908
Automatic conversion of Class C shares to Class A shares:
Class A	141,818	2,904,639	178,619	3,365,817
Class C	(162,670)	(2,904,639)	(202,465)	(3,365,817)
Reacquired:
Class A	(17,946,986)	(368,581,258)	(18,412,239)	(342,645,213)
Class C	(192,731)	(3,479,367)	(184,674)	(3,010,964)
Class R	(200,243)	(4,148,334)	(219,630)	(4,069,185)
Class S	(136,182)	(2,817,157)	(86,897)	(1,649,058)
Class Y	(1,189,362)	(24,454,568)	(1,272,059)	(24,087,114)
Class R5	(50,217)	(1,116,746)	(111,650)	(2,383,256)
Class R6	(214,812)	(4,755,889)	(182,080)	(3,589,527)
Net increase (decrease) in share activity	(3,802,273)	$(78,620,563)	(6,959,735)	$(147,782,699)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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Invesco Charter Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Equity Funds (Invesco Equity Funds) and Shareholders of Invesco Charter Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Charter Fund (one of the funds constituting AIM Equity Funds (Invesco Equity Funds), referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
December 18, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
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Invesco Charter Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Equity Funds (Invesco Equity Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Charter Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco
Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Index (Index).  The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one year period and in the fourth quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other
16
Invesco Charter Fund

performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were the same as and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’
management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
* Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
17
Invesco Charter Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2025:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$204,007,273
Qualified Dividend Income*	64.40%
Corporate Dividends Received Deduction*	62.01%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$50,604,255
18
Invesco Charter Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
19
Invesco Charter Fund

SEC file number(s): 811-01424 and 002-25469
Invesco Distributors, Inc.
CHT-NCSR

Annual Financial Statements and Other Information
October 31, 2025
Invesco Diversified Dividend Fund
Nasdaq:
A: LCEAX ■ C: LCEVX ■ R: DDFRX ■ Y: LCEYX ■ Investor: LCEIX ■ R5: DDFIX ■ R6: LCEFX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Report of Independent Registered Public Accounting Firm
16	Approval of Investment Advisory and Sub-Advisory Contracts
19	Tax Information
20	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
October 31, 2025

Shares		Value
Common Stocks & Other Equity Interests–98.68%
Aerospace & Defense–2.34%
Airbus SE (France)	302,019	$74,469,135
General Electric Co.	174,272	53,841,334
Northrop Grumman Corp.	202,268	118,013,265
		246,323,734
Agricultural & Farm Machinery–1.11%
Deere & Co.	253,441	116,995,969
Apparel Retail–1.62%
Ross Stores, Inc.	636,541	101,159,095
TJX Cos., Inc. (The)	494,613	69,315,066
		170,474,161
Application Software–1.55%
Salesforce, Inc.	626,286	163,091,137
Asset Management & Custody Banks–2.17%
BlackRock, Inc.	99,011	107,210,101
KKR & Co., Inc., Class A	1,021,357	120,857,174
		228,067,275
Biotechnology–1.75%
AbbVie, Inc.	431,705	94,128,958
Regeneron Pharmaceuticals, Inc.	137,739	89,778,280
		183,907,238
Building Products–2.11%
Carlisle Cos., Inc.	190,451	61,906,098
Johnson Controls International PLC	757,883	86,694,236
Lennox International, Inc.	144,578	73,011,890
		221,612,224
Communications Equipment–2.32%
Cisco Systems, Inc.	3,337,219	243,984,081
Construction Materials–1.64%
CRH PLC	1,446,663	172,297,563
Consumer Staples Merchandise Retail–2.55%
Walmart, Inc.	2,647,580	267,882,144
Diversified Banks–10.53%
Bank of America Corp.	5,053,095	270,087,928
Fifth Third Bancorp	1,951,435	81,218,725
JPMorgan Chase & Co.	1,183,662	368,260,921
PNC Financial Services Group, Inc. (The)	783,309	142,993,058
Wells Fargo & Co.	2,817,140	245,006,666
		1,107,567,298
Electric Utilities–2.96%
Entergy Corp.	1,458,019	140,101,046
PPL Corp.	4,684,394	171,074,069
		311,175,115
Electrical Components & Equipment–3.34%
Eaton Corp. PLC	413,367	157,724,312
Emerson Electric Co.	760,803	106,185,275
Shares		Value
Electrical Components & Equipment–(continued)
Hubbell, Inc.	185,340	$87,109,800
		351,019,387
Electronic Manufacturing Services–1.05%
TE Connectivity PLC (Switzerland)	448,790	110,855,618
Food Distributors–1.29%
Sysco Corp.	1,827,196	135,724,119
Health Care Distributors–1.06%
Cencora, Inc.	331,667	112,040,429
Health Care Equipment–2.74%
Abbott Laboratories	1,203,090	148,725,986
Medtronic PLC	1,538,334	139,526,894
		288,252,880
Health Care Services–1.49%
CVS Health Corp.	2,008,557	156,968,730
Home Improvement Retail–2.65%
Lowe’s Cos., Inc.	1,169,076	278,392,068
Hotels, Resorts & Cruise Lines–1.56%
Marriott International, Inc., Class A	628,811	163,855,570
Household Products–0.98%
Colgate-Palmolive Co.	1,333,211	102,723,908
Industrial Gases–0.87%
Air Products and Chemicals, Inc.	377,856	91,664,087
Industrial Machinery & Supplies & Components–1.22%
Parker-Hannifin Corp.	166,363	128,570,317
Industrial REITs–1.35%
Prologis, Inc.	1,143,682	141,919,499
Insurance Brokers–1.15%
Marsh & McLennan Cos., Inc.	677,237	120,649,772
Integrated Oil & Gas–2.42%
Chevron Corp.	1,616,775	254,997,753
Integrated Telecommunication Services–1.32%
AT&T, Inc.	5,604,973	138,723,082
Interactive Media & Services–2.70%
Alphabet, Inc., Class A	1,009,440	283,844,434
Investment Banking & Brokerage–2.85%
Charles Schwab Corp. (The)	1,805,192	170,626,748
Morgan Stanley	789,896	129,542,944
		300,169,692
Life Sciences Tools & Services–2.15%
Danaher Corp.	810,357	174,534,691
Lonza Group AG (Switzerland)	74,373	51,356,897
		225,891,588
Movies & Entertainment–1.31%
Walt Disney Co. (The)	1,225,282	137,991,259
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Diversified Dividend Fund

Shares		Value
Multi-Utilities–2.58%
CMS Energy Corp.	1,231,519	$90,578,223
Public Service Enterprise Group, Inc.	1,187,024	95,626,653
Sempra	921,488	84,721,607
		270,926,483
Oil & Gas Exploration & Production–1.18%
ConocoPhillips	1,399,315	124,343,131
Oil & Gas Refining & Marketing–0.94%
Valero Energy Corp.	583,335	98,910,283
Oil & Gas Storage & Transportation–1.47%
Williams Cos., Inc. (The)	2,666,822	154,328,989
Packaged Foods & Meats–0.69%
McCormick & Co., Inc.	1,133,188	72,705,342
Paper & Plastic Packaging Products & Materials–0.57%
Smurfit WestRock PLC	1,634,251	60,336,547
Personal Care Products–0.53%
L’Oreal S.A. (France)	132,424	55,262,032
Pharmaceuticals–4.52%
AstraZeneca PLC (United Kingdom)	723,210	119,292,426
Johnson & Johnson	1,456,269	275,045,526
Merck & Co., Inc.	945,929	81,330,975
		475,668,927
Property & Casualty Insurance–2.05%
American International Group, Inc.	1,856,877	146,619,008
Hartford Insurance Group, Inc. (The)	553,354	68,715,500
		215,334,508
Rail Transportation–1.51%
Union Pacific Corp.	718,785	158,398,650
Restaurants–2.79%
McDonald’s Corp.	754,045	225,029,649
Yum! Brands, Inc.	498,150	68,849,312
		293,878,961
Semiconductor Materials & Equipment–1.67%
ASML Holding N.V., New York Shares (Netherlands)	96,422	102,133,075
Lam Research Corp.	467,844	73,666,716
		175,799,791
Shares		Value
Semiconductors–2.31%
Broadcom, Inc.	186,058	$68,772,618
NXP Semiconductors N.V. (Netherlands)	352,291	73,671,094
Texas Instruments, Inc.	620,993	100,265,530
		242,709,242
Soft Drinks & Non-alcoholic Beverages–1.47%
Coca-Cola Co. (The)	2,247,173	154,830,220
Specialty Chemicals–0.71%
DuPont de Nemours, Inc.	921,040	75,202,916
Systems Software–2.98%
Microsoft Corp.	512,446	265,349,663
Oracle Corp.	185,075	48,602,546
		313,952,209
Telecom Tower REITs–1.20%
Crown Castle, Inc.	1,393,462	125,718,142
Tobacco–1.79%
Philip Morris International, Inc.	1,305,465	188,417,763
Trading Companies & Distributors–0.48%
Ashtead Group PLC (United Kingdom)	750,669	50,140,761
Transaction & Payment Processing Services–1.09%
Visa, Inc., Class A	337,839	115,115,261
Total Common Stocks & Other Equity Interests (Cost $7,677,054,039)		10,379,612,289
Money Market Funds–1.18%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(b)(c)	43,455,022	43,455,022
Invesco Treasury Portfolio, Institutional Class, 3.96%(b)(c)	80,697,188	80,697,188
Total Money Market Funds (Cost $124,152,210)		124,152,210
TOTAL INVESTMENTS IN SECURITIES–99.86% (Cost $7,801,206,249)		10,503,764,499
OTHER ASSETS LESS LIABILITIES—0.14%		14,898,811
NET ASSETS–100.00%		$10,518,663,310
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Diversified Dividend Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$62,291,541	$992,119,878	$(1,010,956,397)	$-	$-	$43,455,022	$3,301,225
Invesco Treasury Portfolio, Institutional Class	115,679,294	1,842,508,346	(1,877,490,452)	-	-	80,697,188	6,077,921
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,061,524	530,962,648	(551,024,172)	-	-	-	826,994*
Invesco Private Prime Fund	52,480,640	1,081,420,444	(1,133,904,836)	-	3,752	-	2,236,524*
Total	$250,512,999	$4,447,011,316	$(4,573,375,857)	$-	$3,752	$124,152,210	$12,442,664

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Diversified Dividend Fund

Statement of Assets and Liabilities
October 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $7,677,054,039)	$10,379,612,289
Investments in affiliated money market funds, at value (Cost $124,152,210)	124,152,210
Foreign currencies, at value (Cost $36)	35
Receivable for:
Fund shares sold	2,547,894
Dividends	22,974,759
Investment for trustee deferred compensation and retirement plans	761,248
Other assets	79,384
Total assets	10,530,127,819
Liabilities:
Payable for:
Fund shares reacquired	6,545,691
Accrued fees to affiliates	3,666,694
Accrued trustees’ and officers’ fees and benefits	4,945
Accrued other operating expenses	381,104
Trustee deferred compensation and retirement plans	866,075
Total liabilities	11,464,509
Net assets applicable to shares outstanding	$10,518,663,310
Net assets consist of:
Shares of beneficial interest	$6,741,147,452
Distributable earnings	3,777,515,858
$10,518,663,310
Net Assets:
Class A	$3,910,527,906
Class C	$89,124,777
Class R	$130,768,167
Class Y	$918,143,091
Investor Class	$1,596,756,393
Class R5	$1,659,002,358
Class R6	$2,214,340,618
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	198,802,883
Class C	4,621,319
Class R	6,610,030
Class Y	46,615,929
Investor Class	81,213,553
Class R5	84,365,392
Class R6	112,610,333
Class A:
Net asset value per share	$19.67
Maximum offering price per share (Net asset value of $19.67 ÷ 94.50%)	$20.81
Class C:
Net asset value and offering price per share	$19.29
Class R:
Net asset value and offering price per share	$19.78
Class Y:
Net asset value and offering price per share	$19.70
Investor Class:
Net asset value and offering price per share	$19.66
Class R5:
Net asset value and offering price per share	$19.66
Class R6:
Net asset value and offering price per share	$19.66
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Diversified Dividend Fund

Statement of Operations
For the year ended October 31, 2025
Investment income:
Dividends (net of foreign withholding taxes of $1,261,176)	$223,561,245
Dividends from affiliates (includes net securities lending income of $89,454)	9,468,600
Total investment income	233,029,845
Expenses:
Advisory fees	44,263,159
Administrative services fees	1,503,616
Custodian fees	74,271
Distribution fees:
Class A	9,723,287
Class C	1,056,160
Class R	656,043
Investor Class	2,704,659
Transfer agent fees — A, C, R, Y and Investor	9,075,269
Transfer agent fees — R5	1,697,511
Transfer agent fees — R6	656,384
Trustees’ and officers’ fees and benefits	103,528
Registration and filing fees	194,862
Reports to shareholders	585,990
Professional services fees	148,594
Other	81,079
Total expenses	72,524,412
Less: Fees waived and/or expense offset arrangement(s)	(352,569)
Net expenses	72,171,843
Net investment income	160,858,002
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	1,224,524,376
Affiliated investment securities	3,752
Foreign currencies	67,244
1,224,595,372
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(267,350,675)
Foreign currencies	563,888
(266,786,787)
Net realized and unrealized gain	957,808,585
Net increase in net assets resulting from operations	$1,118,666,587
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Diversified Dividend Fund

Statement of Changes in Net Assets
For the years ended October 31, 2025 and 2024
	2025	2024
Operations:
Net investment income	$160,858,002	$194,104,801
Net realized gain	1,224,595,372	1,143,240,344
Change in net unrealized appreciation (depreciation)	(266,786,787)	1,389,906,051
Net increase in net assets resulting from operations	1,118,666,587	2,727,251,196
Distributions to shareholders from distributable earnings:
Class A	(419,602,832)	(277,773,007)
Class C	(12,309,716)	(11,214,576)
Class R	(13,558,475)	(8,983,617)
Class Y	(121,381,696)	(93,107,606)
Investor Class	(170,728,965)	(112,951,380)
Class R5	(192,380,724)	(139,988,939)
Class R6	(246,680,892)	(183,071,732)
Total distributions from distributable earnings	(1,176,643,300)	(827,090,857)
Share transactions–net:
Class A	(45,722,756)	(161,180,838)
Class C	(36,404,369)	(60,259,275)
Class R	(1,898,181)	(5,317,519)
Class Y	(312,503,105)	(121,788,626)
Investor Class	6,743,720	(51,827,490)
Class R5	(126,329,466)	(200,814,740)
Class R6	(91,401,923)	(312,183,140)
Net increase (decrease) in net assets resulting from share transactions	(607,516,080)	(913,371,628)
Net increase (decrease) in net assets	(665,492,793)	986,788,711
Net assets:
Beginning of year	11,184,156,103	10,197,367,392
End of year	$10,518,663,310	$11,184,156,103
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Diversified Dividend Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/25	$19.77	$0.26	$1.75	$2.01	$(0.26)	$(1.85)	$(2.11)	$19.67	10.98%	$3,910,528	0.83%	0.83%	1.36%	56%
Year ended 10/31/24	16.64	0.29	4.19	4.48	(0.30)	(1.05)	(1.35)	19.77	28.08	3,971,988	0.83	0.83	1.59	47
Year ended 10/31/23	19.08	0.30	(0.62)	(0.32)	(0.34)	(1.78)	(2.12)	16.64	(2.18)	3,478,556	0.82	0.82	1.69	39
Year ended 10/31/22	22.89	0.35	(0.56)	(0.21)	(0.37)	(3.23)	(3.60)	19.08	(0.90)	3,923,162	0.82	0.82	1.76	39
Year ended 10/31/21	17.82	0.37	5.43	5.80	(0.43)	(0.30)	(0.73)	22.89	33.06	4,287,951	0.81	0.81	1.73	34
Class C
Year ended 10/31/25	19.42	0.11	1.72	1.83	(0.11)	(1.85)	(1.96)	19.29	10.16	89,125	1.58	1.58	0.61	56
Year ended 10/31/24	16.36	0.15	4.12	4.27	(0.16)	(1.05)	(1.21)	19.42	27.14	128,054	1.58	1.58	0.84	47
Year ended 10/31/23	18.78	0.17	(0.61)	(0.44)	(0.20)	(1.78)	(1.98)	16.36	(2.89)	161,365	1.57	1.57	0.94	39
Year ended 10/31/22	22.57	0.20	(0.55)	(0.35)	(0.21)	(3.23)	(3.44)	18.78	(1.63)	220,377	1.57	1.57	1.01	39
Year ended 10/31/21	17.58	0.21	5.34	5.55	(0.26)	(0.30)	(0.56)	22.57	32.02	276,023	1.56	1.56	0.98	34
Class R
Year ended 10/31/25	19.88	0.21	1.75	1.96	(0.21)	(1.85)	(2.06)	19.78	10.65	130,768	1.08	1.08	1.11	56
Year ended 10/31/24	16.72	0.25	4.22	4.47	(0.26)	(1.05)	(1.31)	19.88	27.82	133,127	1.08	1.08	1.34	47
Year ended 10/31/23	19.16	0.26	(0.62)	(0.36)	(0.30)	(1.78)	(2.08)	16.72	(2.41)	116,297	1.07	1.07	1.44	39
Year ended 10/31/22	22.97	0.30	(0.56)	(0.26)	(0.32)	(3.23)	(3.55)	19.16	(1.15)	137,274	1.07	1.07	1.51	39
Year ended 10/31/21	17.89	0.32	5.44	5.76	(0.38)	(0.30)	(0.68)	22.97	32.66	193,353	1.06	1.06	1.48	34
Class Y
Year ended 10/31/25	19.79	0.31	1.76	2.07	(0.31)	(1.85)	(2.16)	19.70	11.32	918,143	0.58	0.58	1.61	56
Year ended 10/31/24	16.66	0.34	4.19	4.53	(0.35)	(1.05)	(1.40)	19.79	28.37	1,245,233	0.58	0.58	1.84	47
Year ended 10/31/23	19.10	0.35	(0.62)	(0.27)	(0.39)	(1.78)	(2.17)	16.66	(1.93)	1,153,540	0.57	0.57	1.94	39
Year ended 10/31/22	22.91	0.40	(0.56)	(0.16)	(0.42)	(3.23)	(3.65)	19.10	(0.64)	1,275,341	0.57	0.57	2.01	39
Year ended 10/31/21	17.84	0.43	5.42	5.85	(0.48)	(0.30)	(0.78)	22.91	33.35	1,620,295	0.56	0.56	1.98	34
Investor Class
Year ended 10/31/25	19.77	0.27	1.75	2.02	(0.28)	(1.85)	(2.13)	19.66	11.05 (d)	1,596,756	0.75 (d)	0.75 (d)	1.44 (d)	56
Year ended 10/31/24	16.64	0.32	4.18	4.50	(0.32)	(1.05)	(1.37)	19.77	28.20 (d)	1,596,064	0.72 (d)	0.72 (d)	1.70 (d)	47
Year ended 10/31/23	19.07	0.32	(0.61)	(0.29)	(0.36)	(1.78)	(2.14)	16.64	(2.03)(d)	1,385,127	0.72 (d)	0.72 (d)	1.79 (d)	39
Year ended 10/31/22	22.88	0.37	(0.56)	(0.19)	(0.39)	(3.23)	(3.62)	19.07	(0.81)(d)	1,565,529	0.73 (d)	0.73 (d)	1.85 (d)	39
Year ended 10/31/21	17.82	0.40	5.41	5.81	(0.45)	(0.30)	(0.75)	22.88	33.11 (d)	1,742,672	0.70 (d)	0.70 (d)	1.84 (d)	34
Class R5
Year ended 10/31/25	19.77	0.31	1.75	2.06	(0.32)	(1.85)	(2.17)	19.66	11.25	1,659,002	0.54	0.54	1.65	56
Year ended 10/31/24	16.64	0.35	4.18	4.53	(0.35)	(1.05)	(1.40)	19.77	28.44	1,799,847	0.55	0.55	1.87	47
Year ended 10/31/23	19.07	0.35	(0.61)	(0.26)	(0.39)	(1.78)	(2.17)	16.64	(1.85)	1,688,322	0.54	0.54	1.97	39
Year ended 10/31/22	22.89	0.41	(0.57)	(0.16)	(0.43)	(3.23)	(3.66)	19.07	(0.66)	2,027,303	0.53	0.53	2.05	39
Year ended 10/31/21	17.82	0.43	5.43	5.86	(0.49)	(0.30)	(0.79)	22.89	33.45	3,062,152	0.52	0.52	2.02	34
Class R6
Year ended 10/31/25	19.77	0.32	1.75	2.07	(0.33)	(1.85)	(2.18)	19.66	11.34	2,214,341	0.47	0.47	1.72	56
Year ended 10/31/24	16.64	0.36	4.19	4.55	(0.37)	(1.05)	(1.42)	19.77	28.52	2,309,843	0.48	0.48	1.94	47
Year ended 10/31/23	19.07	0.36	(0.61)	(0.25)	(0.40)	(1.78)	(2.18)	16.64	(1.77)	2,214,161	0.47	0.47	2.04	39
Year ended 10/31/22	22.89	0.42	(0.57)	(0.15)	(0.44)	(3.23)	(3.67)	19.07	(0.58)	2,702,340	0.46	0.46	2.12	39
Year ended 10/31/21	17.83	0.45	5.42	5.87	(0.51)	(0.30)	(0.81)	22.89	33.49	3,605,804	0.43	0.43	2.11	34

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.17%, 0.14%, 0.15%, 0.16%
and 0.14% for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Diversified Dividend Fund

Notes to Financial Statements
October 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Diversified Dividend Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital and, secondarily, current income.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Investor Class and Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
9
Invesco Diversified Dividend Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement notes disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following
10
Invesco Diversified Dividend Fund

the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended October 31, 2025, the Fund paid the Adviser $3,021 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $350 million	0.600%
Next $350 million	0.550%
Next $1.3 billion	0.500%
Next $2 billion	0.450%
Next $2 billion	0.400%
Next $2 billion	0.375%
Over $8 billion	0.350%
For the year ended October 31, 2025, the effective advisory fee rate incurred by the Fund was 0.42%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
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Invesco Diversified Dividend Fund

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended October 31, 2025, the Adviser waived advisory fees of $263,390.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended October 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2025, IDI advised the Fund that IDI retained $294,193 in front-end sales commissions from the sale of Class A shares and $10,507 and $4,121 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$10,029,091,038	$350,521,251	$—	$10,379,612,289
Money Market Funds	124,152,210	—	—	124,152,210
Total Investments	$10,153,243,248	$350,521,251	$—	$10,503,764,499
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended October 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $89,179.
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Invesco Diversified Dividend Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2025 and 2024:
	2025	2024
Ordinary income*	$193,024,705	$196,585,263
Long-term capital gain	983,618,595	630,505,594
Total distributions	$1,176,643,300	$827,090,857

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$225,859
Undistributed long-term capital gain	1,074,243,362
Net unrealized appreciation — investments	2,702,550,089
Net unrealized appreciation — foreign currencies	1,020,006
Temporary book/tax differences	(523,458)
Shares of beneficial interest	6,741,147,452
Total net assets	$10,518,663,310
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of October 31, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2025 was $5,821,524,669 and $7,376,627,363, respectively. As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$2,863,655,658
Aggregate unrealized (depreciation) of investments	(161,105,569)
Net unrealized appreciation of investments	$2,702,550,089
Cost of investments for tax purposes is $7,801,214,410.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of equalization, on October 31, 2025, undistributed net investment income was decreased by $57,349, undistributed net realized gain was decreased by $148,356,651 and shares of beneficial interest was increased by $148,414,000. This reclassification had no effect on the net assets of the Fund.
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Invesco Diversified Dividend Fund

NOTE 10—Share Information
	Summary of Share Activity
	Year ended October 31, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	9,586,727	$179,316,712	11,864,004	$217,664,292
Class C	454,030	8,323,331	470,414	8,528,719
Class R	1,083,250	20,252,285	929,146	17,219,512
Class Y	10,151,920	189,401,016	13,417,563	243,746,553
Investor Class	775,702	14,613,612	740,739	13,609,375
Class R5	7,952,658	146,782,758	7,697,008	141,307,869
Class R6	16,473,991	307,815,408	14,197,188	260,016,878
Issued as reinvestment of dividends:
Class A	20,912,691	385,430,828	15,222,254	266,401,070
Class C	639,793	11,545,306	628,234	10,751,141
Class R	732,002	13,549,987	509,046	8,970,179
Class Y	5,478,942	101,099,293	3,891,818	68,072,571
Investor Class	8,604,200	158,271,908	5,782,504	101,553,110
Class R5	10,451,015	192,271,978	7,956,788	139,838,981
Class R6	13,082,698	240,871,458	10,329,881	181,290,156
Automatic conversion of Class C shares to Class A shares:
Class A	1,850,454	34,688,379	2,576,703	48,073,622
Class C	(1,887,417)	(34,688,379)	(2,624,185)	(48,073,622)
Reacquired:
Class A	(34,449,483)	(645,158,675)	(37,786,987)	(693,319,822)
Class C	(1,179,473)	(21,584,627)	(1,743,056)	(31,465,513)
Class R	(1,903,213)	(35,700,453)	(1,694,631)	(31,507,210)
Class Y	(31,922,423)	(603,003,414)	(23,636,231)	(433,607,750)
Investor Class	(8,898,854)	(166,141,800)	(9,051,275)	(166,989,975)
Class R5	(25,080,324)	(465,384,202)	(26,086,749)	(481,961,590)
Class R6	(33,797,014)	(640,088,789)	(40,754,409)	(753,490,174)
Net increase (decrease) in share activity	(30,888,128)	$(607,516,080)	(47,164,233)	$(913,371,628)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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Invesco Diversified Dividend Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Equity Funds (Invesco Equity Funds) and Shareholders of Invesco Diversified Dividend Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Diversified Dividend Fund (one of the funds constituting AIM Equity Funds (Invesco Equity Funds), referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
December 18, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
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Invesco Diversified Dividend Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Equity Funds (Invesco Equity Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Diversified Dividend Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco
Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against Russell 1000® Value Index (Index).  The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one and three year periods and in the fifth quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period, above the performance of the Index for the three year period and below the performance of the Index for the five year period.  The Board considered that the Fund’s defensive positioning relative to the peer group and stock selection (i.e., not holding certain large cap stocks) detracted from the Fund’s relative performance. The Board recognized that the performance data reflects a
16
Invesco Diversified Dividend Fund

snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations) to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related
17
Invesco Diversified Dividend Fund

responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
* Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
18
Invesco Diversified Dividend Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2025:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$1,132,032,595
Qualified Dividend Income*	100.00%
Corporate Dividends Received Deduction*	98.65%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$32,368,961
19
Invesco Diversified Dividend Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
20
Invesco Diversified Dividend Fund

SEC file number(s): 811-01424 and 002-25469
Invesco Distributors, Inc.
DDI-NCSR

Annual Financial Statements and Other Information
October 31, 2025
Invesco Main Street All Cap Fund®
Nasdaq:
A: OMSOX ■ C: OMSCX ■ R: OMSNX ■ Y: OMSYX ■ R5: MSAZX ■ R6: IOAPX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Report of Independent Registered Public Accounting Firm
16	Approval of Investment Advisory and Sub-Advisory Contracts
18	Tax Information
19	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
October 31, 2025

Shares		Value
Common Stocks & Other Equity Interests–98.90%
Aerospace & Defense–2.22%
Airbus SE (France)	37,555	$9,259,975
ATI, Inc.(b)	111,508	11,035,947
Boeing Co. (The)(b)	30,695	6,170,309
Howmet Aerospace, Inc.	55,515	11,433,314
		37,899,545
Apparel Retail–0.50%
Burlington Stores, Inc.(b)(c)	31,477	8,611,792
Application Software–0.85%
Datadog, Inc., Class A(b)	61,452	10,005,000
HubSpot, Inc.(b)	9,208	4,529,599
		14,534,599
Asset Management & Custody Banks–0.53%
KKR & Co., Inc., Class A	77,005	9,112,002
Automobile Manufacturers–1.29%
Tesla, Inc.(b)	48,391	22,093,395
Automotive Retail–0.46%
AutoNation, Inc.(b)	39,186	7,832,106
Biotechnology–1.41%
AbbVie, Inc.	68,123	14,853,539
Ascendis Pharma A/S, ADR (Denmark)(b)	46,169	9,307,670
		24,161,209
Broadline Retail–4.76%
Amazon.com, Inc.(b)	332,782	81,272,020
Building Products–0.49%
Lennox International, Inc.	16,722	8,444,610
Construction Materials–0.52%
CRH PLC	74,178	8,834,600
Consumer Finance–1.80%
American Express Co.	50,654	18,272,417
Capital One Financial Corp.	56,600	12,451,434
		30,723,851
Consumer Staples Merchandise Retail–1.60%
Walmart, Inc.	270,238	27,342,681
Diversified Banks–2.98%
JPMorgan Chase & Co.	163,864	50,981,368
Diversified Financial Services–0.46%
Equitable Holdings, Inc.	159,947	7,901,382
Electric Utilities–1.93%
Entergy Corp.	166,944	16,041,649
PPL Corp.	464,784	16,973,912
		33,015,561
Electrical Components & Equipment–3.03%
Emerson Electric Co.	108,364	15,124,363
Hubbell, Inc.	23,897	11,231,590
Rockwell Automation, Inc.	36,742	13,534,283
Shares		Value
Electrical Components & Equipment–(continued)
Vertiv Holdings Co., Class A	61,832	$11,924,920
		51,815,156
Environmental & Facilities Services–0.74%
Casella Waste Systems, Inc., Class A(b)	143,114	12,675,607
Financial Exchanges & Data–0.55%
Cboe Global Markets, Inc.	38,364	9,423,733
Food Distributors–0.72%
Sysco Corp.	165,656	12,304,928
Health Care Distributors–0.96%
Cencora, Inc.	48,323	16,323,993
Health Care Equipment–1.73%
Abbott Laboratories	111,681	13,806,005
Boston Scientific Corp.(b)	156,259	15,738,407
		29,544,412
Health Care Facilities–0.86%
Tenet Healthcare Corp.(b)	71,171	14,696,100
Health Care REITs–0.74%
Welltower, Inc.	69,401	12,564,357
Health Care Services–1.04%
CVS Health Corp.	227,137	17,750,757
Home Improvement Retail–0.85%
Lowe’s Cos., Inc.	60,948	14,513,547
Homebuilding–0.58%
D.R. Horton, Inc.	66,887	9,971,514
Hotels, Resorts & Cruise Lines–1.35%
Royal Caribbean Cruises Ltd.	45,799	13,136,527
Wyndham Hotels & Resorts, Inc.(c)	135,310	9,935,813
		23,072,340
Household Products–0.75%
Colgate-Palmolive Co.	167,220	12,884,301
Industrial Machinery & Supplies & Components–1.38%
Lincoln Electric Holdings, Inc.	51,186	12,000,558
Parker-Hannifin Corp.	14,993	11,587,040
		23,587,598
Industrial REITs–0.54%
First Industrial Realty Trust, Inc.	166,952	9,229,107
Insurance Brokers–0.59%
Arthur J. Gallagher & Co.	40,074	9,998,062
Integrated Oil & Gas–1.25%
Chevron Corp.	135,316	21,342,039
Interactive Media & Services–10.93%
Alphabet, Inc., Class A	464,304	130,557,642
Meta Platforms, Inc., Class A	86,474	56,065,418
		186,623,060
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Main Street All Cap Fund®

Shares		Value
Internet Services & Infrastructure–1.44%
MongoDB, Inc.(b)	36,622	$13,177,328
Snowflake, Inc., Class A(b)	41,399	11,379,757
		24,557,085
Investment Banking & Brokerage–2.14%
Charles Schwab Corp. (The)	232,567	21,982,233
Raymond James Financial, Inc.	91,528	14,522,748
		36,504,981
IT Consulting & Other Services–0.48%
Amdocs Ltd.	97,346	8,202,374
Life Sciences Tools & Services–1.26%
Danaher Corp.	59,142	12,738,004
Lonza Group AG (Switzerland)	12,822	8,853,995
		21,591,999
Multi-Utilities–0.77%
Ameren Corp.	128,658	13,125,689
Oil & Gas Exploration & Production–0.76%
ConocoPhillips	146,429	13,011,681
Oil & Gas Storage & Transportation–0.67%
Cheniere Energy, Inc.	54,227	11,496,124
Packaged Foods & Meats–0.47%
McCormick & Co., Inc.	124,366	7,979,323
Passenger Ground Transportation–1.10%
Uber Technologies, Inc.(b)	194,309	18,750,818
Personal Care Products–0.49%
BellRing Brands, Inc.(b)	275,694	8,306,660
Pharmaceuticals–2.18%
Eli Lilly and Co.	28,801	24,851,231
Johnson & Johnson	65,819	12,431,234
		37,282,465
Property & Casualty Insurance–1.50%
American International Group, Inc.	214,024	16,899,335
Hartford Insurance Group, Inc. (The)	69,910	8,681,424
		25,580,759
Regional Banks–0.49%
M&T Bank Corp.	45,530	8,371,601
Restaurants–0.56%
Yum! Brands, Inc.	69,068	9,545,888
Retail REITs–0.47%
Brixmor Property Group, Inc.	305,953	8,003,730
Semiconductor Materials & Equipment–1.19%
ASML Holding N.V., New York Shares (Netherlands)	19,166	20,301,202
Shares		Value
Semiconductors–14.47%
ARM Holdings PLC, ADR(b)(c)	52,499	$8,915,380
Broadcom, Inc.	163,426	60,407,153
NVIDIA Corp.	801,884	162,373,491
Texas Instruments, Inc.	95,289	15,385,362
		247,081,386
Single-Family Residential REITs–0.47%
American Homes 4 Rent, Class A	251,857	7,958,681
Specialty Chemicals–0.60%
DuPont de Nemours, Inc.	125,897	10,279,490
Systems Software–8.78%
Microsoft Corp.	249,018	128,944,011
Oracle Corp.	79,720	20,935,269
		149,879,280
Technology Hardware, Storage & Peripherals–5.66%
Apple, Inc.	357,409	96,632,671
Tobacco–1.02%
Philip Morris International, Inc.	120,675	17,417,023
Transaction & Payment Processing Services–1.54%
Mastercard, Inc., Class A	47,585	26,266,444
Total Common Stocks & Other Equity Interests (Cost $880,946,977)		1,689,208,686
Money Market Funds–0.42%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e)	2,488,091	2,488,091
Invesco Treasury Portfolio, Institutional Class, 3.96%(d)(e)	4,621,004	4,621,004
Total Money Market Funds (Cost $7,109,095)		7,109,095
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.32% (Cost $888,056,072)		1,696,317,781
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.85%
Invesco Private Government Fund, 4.13%(d)(e)(f)	4,047,623	4,047,623
Invesco Private Prime Fund, 4.30%(d)(e)(f)	10,515,896	10,519,050
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,566,673)		14,566,673
TOTAL INVESTMENTS IN SECURITIES–100.17% (Cost $902,622,745)		1,710,884,454
OTHER ASSETS LESS LIABILITIES—(0.17)%		(2,849,879)
NET ASSETS–100.00%		$1,708,034,575
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Main Street All Cap Fund®

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,708,128	$80,787,407	$(83,007,444)	$-	$-	$2,488,091	$197,277
Invesco Treasury Portfolio, Institutional Class	8,743,931	150,033,755	(154,156,682)	-	-	4,621,004	363,010
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,159,491	204,395,557	(204,507,425)	-	-	4,047,623	265,495*
Invesco Private Prime Fund	15,532,136	474,950,590	(479,966,797)	336	2,785	10,519,050	715,114*
Total	$33,143,686	$910,167,309	$(921,638,348)	$336	$2,785	$21,675,768	$1,540,896

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Main Street All Cap Fund®

Statement of Assets and Liabilities
October 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $880,946,977)*	$1,689,208,686
Investments in affiliated money market funds, at value (Cost $21,675,768)	21,675,768
Cash	500,000
Receivable for:
Investments sold	17,661,062
Fund shares sold	705,384
Dividends	776,562
Investment for trustee deferred compensation and retirement plans	126,931
Other assets	125,851
Total assets	1,730,780,244
Liabilities:
Payable for:
Investments purchased	6,148,450
Fund shares reacquired	1,201,427
Collateral upon return of securities loaned	14,566,673
Accrued fees to affiliates	625,750
Accrued trustees’ and officers’ fees and benefits	1,547
Accrued other operating expenses	74,891
Trustee deferred compensation and retirement plans	126,931
Total liabilities	22,745,669
Net assets applicable to shares outstanding	$1,708,034,575
Net assets consist of:
Shares of beneficial interest	$820,857,911
Distributable earnings	887,176,664
$1,708,034,575
Net Assets:
Class A	$1,416,627,846
Class C	$54,773,619
Class R	$90,710,086
Class Y	$129,823,279
Class R5	$14,341
Class R6	$16,085,404
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	44,414,689
Class C	2,078,578
Class R	3,010,338
Class Y	3,902,881
Class R5	446
Class R6	499,955
Class A:
Net asset value per share	$31.90
Maximum offering price per share (Net asset value of $31.90 ÷ 94.50%)	$33.76
Class C:
Net asset value and offering price per share	$26.35
Class R:
Net asset value and offering price per share	$30.13
Class Y:
Net asset value and offering price per share	$33.26
Class R5:
Net asset value and offering price per share	$32.15
Class R6:
Net asset value and offering price per share	$32.17

*	At October 31, 2025, securities with an aggregate value of $14,447,729 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Main Street All Cap Fund®

Statement of Operations
For the year ended October 31, 2025
Investment income:
Dividends (net of foreign withholding taxes of $133,040)	$17,039,746
Dividends from affiliated money market funds (includes net securities lending income of $35,775)	596,062
Total investment income	17,635,808
Expenses:
Advisory fees	9,829,915
Administrative services fees	217,735
Custodian fees	9,731
Distribution fees:
Class A	3,117,649
Class C	507,349
Class R	401,880
Transfer agent fees — A, C, R and Y	1,604,462
Transfer agent fees — R5	4
Transfer agent fees — R6	2,520
Trustees’ and officers’ fees and benefits	32,224
Registration and filing fees	108,935
Reports to shareholders	73,067
Professional services fees	79,349
Other	32,029
Total expenses	16,016,849
Less: Fees waived and/or expense offset arrangement(s)	(79,792)
Net expenses	15,937,057
Net investment income	1,698,751
Realized and unrealized gain from:
Net realized gain from:
Unaffiliated investment securities	84,752,768
Affiliated investment securities	2,785
Foreign currencies	6,909
84,762,462
Change in net unrealized appreciation of:
Unaffiliated investment securities	232,131,749
Affiliated investment securities	336
Foreign currencies	1,175
232,133,260
Net realized and unrealized gain	316,895,722
Net increase in net assets resulting from operations	$318,594,473
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Main Street All Cap Fund®

Statement of Changes in Net Assets
For the years ended October 31, 2025 and 2024
	2025	2024
Operations:
Net investment income	$1,698,751	$5,309,147
Net realized gain	84,762,462	131,380,561
Change in net unrealized appreciation	232,133,260	300,241,296
Net increase in net assets resulting from operations	318,594,473	436,931,004
Distributions to shareholders from distributable earnings:
Class A	(105,988,008)	(42,262,173)
Class C	(4,820,216)	(2,076,262)
Class R	(6,632,517)	(2,382,864)
Class Y	(7,090,170)	(2,738,484)
Class R5	(1,128)	(452)
Class R6	(430,463)	(174,708)
Total distributions from distributable earnings	(124,962,502)	(49,634,943)
Share transactions–net:
Class A	17,097,066	(46,984,527)
Class C	(273,833)	(4,813,691)
Class R	5,992,317	5,499,533
Class Y	31,066,435	3,519,242
Class R6	9,343,042	(285,609)
Net increase (decrease) in net assets resulting from share transactions	63,225,027	(43,065,052)
Net increase in net assets	256,856,998	344,231,009
Net assets:
Beginning of year	1,451,177,577	1,106,946,568
End of year	$1,708,034,575	$1,451,177,577
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Main Street All Cap Fund®

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/25	$28.29	$0.04	$6.02	$6.06	$(0.12)	$(2.33)	$(2.45)	$31.90	22.70%(d)	$1,416,628	1.03%(d)	1.03%(d)	0.12%(d)	44%
Year ended 10/31/24	20.98	0.11	8.14	8.25	(0.06)	(0.88)	(0.94)	28.29	40.43 (d)	1,238,070	1.03 (d)	1.04 (d)	0.43 (d)	54
Year ended 10/31/23	19.99	0.09	2.00	2.09	(0.04)	(1.06)	(1.10)	20.98	11.05 (d)	952,567	1.06 (d)	1.06 (d)	0.41 (d)	56
Year ended 10/31/22	28.54	0.12	(4.36)	(4.24)	(0.16)	(4.15)	(4.31)	19.99	(17.59)(d)	929,660	1.06 (d)	1.06 (d)	0.53 (d)	45
Year ended 10/31/21	20.45	0.05	8.25	8.30	(0.11)	(0.10)	(0.21)	28.54	40.84 (d)	1,229,595	1.07 (d)	1.07 (d)	0.18 (d)	35
Class C
Year ended 10/31/25	23.83	(0.15)	5.00	4.85	—	(2.33)	(2.33)	26.35	21.74	54,774	1.79	1.79	(0.64)	44
Year ended 10/31/24	17.90	(0.07)	6.91	6.84	(0.03)	(0.88)	(0.91)	23.83	39.41	50,025	1.79	1.80	(0.33)	54
Year ended 10/31/23	17.30	(0.06)	1.72	1.66	—	(1.06)	(1.06)	17.90	10.20	41,279	1.82	1.82	(0.35)	56
Year ended 10/31/22	25.35	(0.04)	(3.80)	(3.84)	(0.06)	(4.15)	(4.21)	17.30	(18.25)	41,846	1.82	1.82	(0.23)	45
Year ended 10/31/21	18.31	(0.13)	7.37	7.24	(0.10)	(0.10)	(0.20)	25.35	39.78	60,285	1.83	1.83	(0.58)	35
Class R
Year ended 10/31/25	26.87	(0.03)	5.68	5.65	(0.06)	(2.33)	(2.39)	30.13	22.32	90,710	1.29	1.29	(0.14)	44
Year ended 10/31/24	20.00	0.04	7.75	7.79	(0.04)	(0.88)	(0.92)	26.87	40.06	74,638	1.29	1.30	0.17	54
Year ended 10/31/23	19.12	0.03	1.92	1.95	(0.01)	(1.06)	(1.07)	20.00	10.81	50,630	1.32	1.32	0.15	56
Year ended 10/31/22	27.48	0.06	(4.18)	(4.12)	(0.09)	(4.15)	(4.24)	19.12	(17.82)	46,688	1.32	1.32	0.27	45
Year ended 10/31/21	19.74	(0.02)	7.96	7.94	(0.10)	(0.10)	(0.20)	27.48	40.47	59,603	1.33	1.33	(0.08)	35
Class Y
Year ended 10/31/25	29.40	0.11	6.26	6.37	(0.18)	(2.33)	(2.51)	33.26	22.97	129,823	0.79	0.79	0.36	44
Year ended 10/31/24	21.77	0.18	8.44	8.62	(0.11)	(0.88)	(0.99)	29.40	40.74	83,589	0.79	0.80	0.67	54
Year ended 10/31/23	20.70	0.14	2.09	2.23	(0.10)	(1.06)	(1.16)	21.77	11.36	58,642	0.82	0.82	0.65	56
Year ended 10/31/22	29.41	0.18	(4.52)	(4.34)	(0.22)	(4.15)	(4.37)	20.70	(17.41)	57,359	0.82	0.82	0.77	45
Year ended 10/31/21	21.03	0.11	8.49	8.60	(0.12)	(0.10)	(0.22)	29.41	41.15	71,664	0.83	0.83	0.42	35
Class R5
Year ended 10/31/25	28.50	0.13	6.05	6.18	(0.20)	(2.33)	(2.53)	32.15	23.05	14	0.71	0.71	0.44	44
Year ended 10/31/24	21.12	0.19	8.20	8.39	(0.13)	(0.88)	(1.01)	28.50	40.94	13	0.72	0.72	0.74	54
Year ended 10/31/23	20.13	0.16	2.01	2.17	(0.12)	(1.06)	(1.18)	21.12	11.42	9	0.73	0.73	0.74	56
Year ended 10/31/22	28.72	0.20	(4.39)	(4.19)	(0.25)	(4.15)	(4.40)	20.13	(17.32)	9	0.72	0.72	0.87	45
Year ended 10/31/21	20.53	0.13	8.28	8.41	(0.12)	(0.10)	(0.22)	28.72	41.24	13	0.73	0.73	0.52	35
Class R6
Year ended 10/31/25	28.51	0.13	6.06	6.19	(0.20)	(2.33)	(2.53)	32.17	23.07	16,085	0.71	0.71	0.44	44
Year ended 10/31/24	21.14	0.19	8.19	8.38	(0.13)	(0.88)	(1.01)	28.51	40.85	4,843	0.72	0.72	0.74	54
Year ended 10/31/23	20.14	0.16	2.02	2.18	(0.12)	(1.06)	(1.18)	21.14	11.46	3,819	0.73	0.73	0.74	56
Year ended 10/31/22	28.74	0.20	(4.40)	(4.20)	(0.25)	(4.15)	(4.40)	20.14	(17.35)	2,875	0.72	0.72	0.87	45
Year ended 10/31/21	20.53	0.14	8.29	8.43	(0.12)	(0.10)	(0.22)	28.74	41.34	3,309	0.73	0.73	0.52	35

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the years ended ended
October 31, 2025, 2024, 2023, 2022 and 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Main Street All Cap Fund®

Notes to Financial Statements
October 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Main Street All Cap Fund® (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
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Invesco Main Street All Cap Fund®

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement notes disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When
10
Invesco Main Street All Cap Fund®

loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended October 31, 2025, the Fund paid the Adviser $3,165 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $4.2 billion	0.600%
Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended October 31, 2025, the effective advisory fee rate incurred by the Fund was 0.64%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to
11
Invesco Main Street All Cap Fund®

any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended October 31, 2025, the Adviser waived advisory fees of $15,524.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended October 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2025, IDI advised the Fund that IDI retained $107,300 in front-end sales commissions from the sale of Class A shares and $2,703 and $2,245 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended October 31, 2025, the Fund incurred $3,668 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,671,094,716	$18,113,970	$—	$1,689,208,686
Money Market Funds	7,109,095	14,566,673	—	21,675,768
Total Investments	$1,678,203,811	$32,680,643	$—	$1,710,884,454
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Invesco Main Street All Cap Fund®

NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended October 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $64,268.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2025 and 2024:
	2025	2024
Ordinary income*	$27,056,947	$10,481,915
Long-term capital gain	97,905,555	39,153,028
Total distributions	$124,962,502	$49,634,943

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$12,253,936
Undistributed long-term capital gain	68,316,903
Net unrealized appreciation — investments	806,718,711
Net unrealized appreciation — foreign currencies	1,666
Temporary book/tax differences	(114,552)
Shares of beneficial interest	820,857,911
Total net assets	$1,708,034,575
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of October 31, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2025 was $665,737,403 and $725,373,921, respectively. As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$822,766,068
Aggregate unrealized (depreciation) of investments	(16,047,357)
Net unrealized appreciation of investments	$806,718,711
Cost of investments for tax purposes is $904,165,743.
13
Invesco Main Street All Cap Fund®

NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of equalization, on October 31, 2025, undistributed net investment income was increased by $6,909, undistributed net realized gain was decreased by $5,557,908 and shares of beneficial interest was increased by $5,550,999. This reclassification had no effect on the net assets of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended October 31, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	2,662,306	$75,192,627	2,408,510	$60,829,091
Class C	452,617	10,522,908	378,021	8,104,105
Class R	598,505	15,927,537	627,011	15,049,370
Class Y	2,072,490	60,750,756	663,697	17,408,713
Class R6	377,053	10,686,412	67,873	1,747,346
Issued as reinvestment of dividends:
Class A	3,672,211	101,756,368	1,786,194	40,661,420
Class C	206,889	4,766,730	106,344	2,052,285
Class R	251,551	6,600,692	109,549	2,375,518
Class Y	208,266	6,004,307	96,147	2,269,129
Class R6	13,680	381,266	7,081	161,895
Automatic conversion of Class C shares to Class A shares:
Class A	214,132	6,016,223	219,274	5,621,783
Class C	(257,848)	(6,016,223)	(259,264)	(5,621,783)
Reacquired:
Class A	(5,890,044)	(165,868,152)	(6,059,481)	(154,096,821)
Class C	(422,153)	(9,547,248)	(431,473)	(9,348,298)
Class R	(617,679)	(16,535,912)	(490,574)	(11,925,355)
Class Y	(1,220,687)	(35,688,628)	(611,138)	(16,158,600)
Class R6	(60,622)	(1,724,636)	(85,771)	(2,194,850)
Net increase (decrease) in share activity	2,260,667	$63,225,027	(1,468,000)	$(43,065,052)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 11% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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Invesco Main Street All Cap Fund®

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Equity Funds (Invesco Equity Funds) and Shareholders of Invesco Main Street All Cap Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Main Street All Cap Fund (one of the funds constituting AIM Equity Funds (Invesco Equity Funds), referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
December 18, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
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Invesco Main Street All Cap Fund®

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Equity Funds (Invesco Equity Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Main Street All Cap Fund’s® (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Russell 3000® Index (Index). The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and reasonably comparable to the performance of the Index for the three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed
16
Invesco Main Street All Cap Fund®

more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’
management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
* Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
17
Invesco Main Street All Cap Fund®

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2025:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$103,456,555
Qualified Dividend Income*	65.46%
Corporate Dividends Received Deduction*	63.69%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$21,303,154
18
Invesco Main Street All Cap Fund®

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
19
Invesco Main Street All Cap Fund®

SEC file number(s): 811-01424 and 002-25469
Invesco Distributors, Inc.
O-MSA-NCSR

Annual Financial Statements and Other Information
October 31, 2025
Invesco Main Street Fund®
Nasdaq:
A: MSIGX ■ C: MIGCX ■ R: OMGNX ■ Y: MIGYX ■ R5: MSJFX ■ R6: OMSIX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Report of Independent Registered Public Accounting Firm
16	Approval of Investment Advisory and Sub-Advisory Contracts
19	Tax Information
20	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
October 31, 2025

Shares		Value
Common Stocks & Other Equity Interests–98.49%
Aerospace & Defense–2.35%
Airbus SE (France)	399,661	$98,544,824
Boeing Co. (The)(b)	131,491	26,432,321
General Electric Co.	486,397	150,272,353
		275,249,498
Application Software–1.15%
Datadog, Inc., Class A(b)	115,481	18,801,462
HubSpot, Inc.(b)	42,071	20,695,566
Intuit, Inc.	142,397	95,057,117
		134,554,145
Asset Management & Custody Banks–0.71%
KKR & Co., Inc., Class A	707,838	83,758,471
Automobile Manufacturers–0.91%
Tesla, Inc.(b)	234,496	107,061,494
Automotive Retail–0.40%
Valvoline, Inc.(b)(c)	1,421,701	46,930,350
Biotechnology–1.38%
AbbVie, Inc.	739,762	161,297,707
Broadline Retail–4.91%
Amazon.com, Inc.(b)	2,356,902	575,602,606
Construction Materials–1.35%
CRH PLC	1,325,432	157,858,951
Consumer Finance–2.32%
American Express Co.	395,495	142,666,911
Capital One Financial Corp.	586,427	129,008,076
		271,674,987
Consumer Staples Merchandise Retail–1.98%
BJ’s Wholesale Club Holdings, Inc.(b)(c)	511,362	45,132,810
Walmart, Inc.	1,851,840	187,369,171
		232,501,981
Diversified Banks–2.80%
JPMorgan Chase & Co.	1,055,140	328,275,157
Diversified Financial Services–1.05%
Equitable Holdings, Inc.	2,501,503	123,574,248
Electric Utilities–1.45%
Constellation Energy Corp.	126,081	47,532,537
PPL Corp.	3,355,970	122,560,024
		170,092,561
Electrical Components & Equipment–1.57%
Emerson Electric Co.	413,733	57,744,715
Hubbell, Inc.	268,421	126,157,870
		183,902,585
Gas Utilities–1.19%
Atmos Energy Corp.	809,138	138,945,177
Health Care Distributors–1.04%
Cencora, Inc.	359,487	121,438,304
Shares		Value
Health Care Equipment–2.22%
Boston Scientific Corp.(b)	1,316,688	$132,616,815
Medtronic PLC	1,408,857	127,783,330
		260,400,145
Health Care Facilities–0.68%
Tenet Healthcare Corp.(b)	383,445	79,177,558
Health Care REITs–0.55%
Welltower, Inc.	354,213	64,126,722
Health Care Services–1.03%
CVS Health Corp.	1,542,182	120,521,523
Home Improvement Retail–0.68%
Lowe’s Cos., Inc.	336,913	80,229,093
Homebuilding–0.52%
D.R. Horton, Inc.	409,598	61,062,870
Hotels, Resorts & Cruise Lines–0.75%
Royal Caribbean Cruises Ltd.	306,421	87,890,735
Household Products–0.55%
Procter & Gamble Co. (The)	429,005	64,509,482
Industrial Machinery & Supplies & Components–1.91%
Otis Worldwide Corp.	1,191,974	110,567,508
Parker-Hannifin Corp.	146,358	113,109,853
		223,677,361
Industrial REITs–0.97%
Prologis, Inc.	914,200	113,443,078
Insurance Brokers–0.58%
Arthur J. Gallagher & Co.	272,560	68,000,994
Integrated Oil & Gas–1.87%
Chevron Corp.	949,235	149,713,344
Suncor Energy, Inc. (Canada)	1,755,742	69,896,089
		219,609,433
Integrated Telecommunication Services–0.71%
AT&T, Inc.	3,372,090	83,459,228
Interactive Media & Services–9.80%
Alphabet, Inc., Class A	2,804,395	788,567,830
Meta Platforms, Inc., Class A	555,546	360,188,249
		1,148,756,079
Internet Services & Infrastructure–0.55%
MongoDB, Inc.(b)	180,190	64,835,966
Investment Banking & Brokerage–1.50%
Charles Schwab Corp. (The)	1,865,347	176,312,598
Life Sciences Tools & Services–0.69%
Lonza Group AG (Switzerland)	117,769	81,323,202
Movies & Entertainment–1.39%
Walt Disney Co. (The)	1,450,764	163,385,042
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Main Street Fund®

Shares		Value
Multi-Utilities–0.53%
Ameren Corp.	613,724	$62,612,123
Oil & Gas Storage & Transportation–0.74%
Cheniere Energy, Inc.	407,215	86,329,580
Passenger Ground Transportation–1.54%
Uber Technologies, Inc.(b)	1,865,389	180,010,039
Pharmaceuticals–2.16%
AstraZeneca PLC, ADR (United Kingdom)	539,954	44,492,209
Eli Lilly and Co.	241,495	208,376,376
		252,868,585
Property & Casualty Insurance–1.12%
American International Group, Inc.	1,665,449	131,503,853
Restaurants–0.72%
McDonald’s Corp.	283,639	84,646,387
Semiconductor Materials & Equipment–1.38%
ASML Holding N.V., New York Shares (Netherlands)	153,081	162,147,988
Semiconductors–14.38%
ARM Holdings PLC, ADR(b)(c)	363,674	61,759,119
Broadcom, Inc.	1,106,866	409,130,879
NVIDIA Corp.	5,576,621	1,129,209,986
Texas Instruments, Inc.	531,597	85,831,652
		1,685,931,636
Specialty Chemicals–0.87%
DuPont de Nemours, Inc.	1,252,761	102,287,936
Systems Software–10.84%
Microsoft Corp.	1,939,691	1,004,391,397
Oracle Corp.	544,014	142,863,516
ServiceNow, Inc.(b)	133,722	122,927,960
		1,270,182,873
Technology Hardware, Storage & Peripherals–6.61%
Apple, Inc.	2,863,488	774,201,251
Shares		Value
Telecom Tower REITs–0.51%
American Tower Corp.	334,738	$59,911,407
Tobacco–1.74%
Philip Morris International, Inc.	1,409,013	203,362,846
Transaction & Payment Processing Services–1.84%
Mastercard, Inc., Class A	389,675	215,096,703
Total Common Stocks & Other Equity Interests (Cost $6,585,717,281)		11,544,532,538
Money Market Funds–0.96%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e)	39,340,270	39,340,270
Invesco Treasury Portfolio, Institutional Class, 3.96%(d)(e)	73,060,502	73,060,502
Total Money Market Funds (Cost $112,400,772)		112,400,772
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.45% (Cost $6,698,118,053)		11,656,933,310
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.77%
Invesco Private Government Fund, 4.13%(d)(e)(f)	25,122,645	25,122,645
Invesco Private Prime Fund, 4.30%(d)(e)(f)	65,374,189	65,393,801
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $90,516,976)		90,516,446
TOTAL INVESTMENTS IN SECURITIES–100.22% (Cost $6,788,635,029)		11,747,449,756
OTHER ASSETS LESS LIABILITIES—(0.22)%		(25,519,193)
NET ASSETS–100.00%		$11,721,930,563
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,133,687	$656,353,488	$(626,146,905)	$-	$-	$39,340,270	$1,004,572
Invesco Treasury Portfolio, Institutional Class	16,967,494	1,218,942,192	(1,162,849,184)	-	-	73,060,502	1,848,821
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Main Street Fund®

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$25,212,951	$760,550,074	$(760,640,380)	$-	$-	$25,122,645	$1,046,120*
Invesco Private Prime Fund	65,729,419	1,711,460,412	(1,711,818,751)	5,762	16,959	65,393,801	2,918,720*
Total	$117,043,551	$4,347,306,166	$(4,261,455,220)	$5,762	$16,959	$202,917,218	$6,818,233

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Main Street Fund®

Statement of Assets and Liabilities
October 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $6,585,717,281)*	$11,544,532,538
Investments in affiliated money market funds, at value (Cost $202,917,748)	202,917,218
Cash	3,000,000
Receivable for:
Investments sold	102,664,307
Fund shares sold	2,407,363
Dividends	6,532,345
Investment for trustee deferred compensation and retirement plans	615,101
Other assets	70,962
Total assets	11,862,739,834
Liabilities:
Payable for:
Investments purchased	39,301,357
Fund shares reacquired	6,266,318
Collateral upon return of securities loaned	90,516,976
Accrued fees to affiliates	3,868,946
Accrued trustees’ and officers’ fees and benefits	3,877
Accrued other operating expenses	236,696
Trustee deferred compensation and retirement plans	615,101
Total liabilities	140,809,271
Net assets applicable to shares outstanding	$11,721,930,563
Net assets consist of:
Shares of beneficial interest	$6,007,581,037
Distributable earnings	5,714,349,526
$11,721,930,563
Net Assets:
Class A	$10,180,359,035
Class C	$197,155,131
Class R	$356,585,823
Class Y	$634,824,902
Class R5	$14,934
Class R6	$352,990,738
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	150,287,759
Class C	3,329,932
Class R	5,506,360
Class Y	9,446,995
Class R5	218
Class R6	5,251,294
Class A:
Net asset value per share	$67.74
Maximum offering price per share (Net asset value of $67.74 ÷ 94.50%)	$71.68
Class C:
Net asset value and offering price per share	$59.21
Class R:
Net asset value and offering price per share	$64.76
Class Y:
Net asset value and offering price per share	$67.20
Class R5:
Net asset value and offering price per share	$68.50
Class R6:
Net asset value and offering price per share	$67.22

*	At October 31, 2025, securities with an aggregate value of $88,949,915 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Main Street Fund®

Statement of Operations
For the year ended October 31, 2025
Investment income:
Dividends (net of foreign withholding taxes of $1,202,329)	$126,560,726
Dividends from affiliated money market funds (includes net securities lending income of $277,516)	3,130,909
Total investment income	129,691,635
Expenses:
Advisory fees	48,178,801
Administrative services fees	1,549,014
Custodian fees	74,386
Distribution fees:
Class A	21,765,669
Class C	1,985,121
Class R	1,640,228
Transfer agent fees — A, C, R and Y	10,066,293
Transfer agent fees — R5	4
Transfer agent fees — R6	94,716
Trustees’ and officers’ fees and benefits	99,924
Registration and filing fees	156,716
Reports to shareholders	344,635
Professional services fees	155,751
Other	150,925
Total expenses	86,262,183
Less: Fees waived and/or expense offset arrangement(s)	(401,188)
Net expenses	85,860,995
Net investment income	43,830,640
Realized and unrealized gain from:
Net realized gain from:
Unaffiliated investment securities	824,980,830
Affiliated investment securities	16,959
Foreign currencies	82,082
825,079,871
Change in net unrealized appreciation of:
Unaffiliated investment securities	1,051,979,842
Affiliated investment securities	5,762
Foreign currencies	12,972
1,051,998,576
Net realized and unrealized gain	1,877,078,447
Net increase in net assets resulting from operations	$1,920,909,087
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Main Street Fund®

Statement of Changes in Net Assets
For the years ended October 31, 2025 and 2024
	2025	2024
Operations:
Net investment income	$43,830,640	$57,860,452
Net realized gain	825,079,871	618,369,709
Change in net unrealized appreciation	1,051,998,576	2,506,245,119
Net increase in net assets resulting from operations	1,920,909,087	3,182,475,280
Distributions to shareholders from distributable earnings:
Class A	(537,142,534)	(576,384,314)
Class C	(12,021,940)	(16,230,096)
Class R	(18,291,758)	(19,728,467)
Class Y	(33,107,468)	(33,609,206)
Class R5	(801)	(815)
Class R6	(19,874,081)	(30,482,737)
Total distributions from distributable earnings	(620,438,582)	(676,435,635)
Share transactions–net:
Class A	(321,625,535)	(166,497,595)
Class C	(33,051,582)	(29,672,303)
Class R	846,707	517,017
Class Y	18,231,608	(1,663,304)
Class R6	(13,643,392)	(164,419,073)
Net increase (decrease) in net assets resulting from share transactions	(349,242,194)	(361,735,258)
Net increase in net assets	951,228,311	2,144,304,387
Net assets:
Beginning of year	10,770,702,252	8,626,397,865
End of year	$11,721,930,563	$10,770,702,252
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Main Street Fund®

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/25	$60.26	$0.24	$10.73	$10.97	$(0.39)	$(3.10)	$(3.49)	$67.74	18.96%(d)	$10,180,359	0.79%(d)	0.79%(d)	0.40%(d)	45%
Year ended 10/31/24	46.88	0.31	16.77	17.08	(0.11)	(3.59)	(3.70)	60.26	38.21 (d)	9,369,552	0.80 (d)	0.80 (d)	0.56 (d)	39
Year ended 10/31/23	45.05	0.32	3.54	3.86	(0.47)	(1.56)	(2.03)	46.88	8.95 (d)	7,375,761	0.80 (d)	0.80 (d)	0.68 (d)	66
Year ended 10/31/22	66.18	0.38	(10.59)	(10.21)	(0.38)	(10.54)	(10.92)	45.05	(18.61)(d)	7,340,263	0.80 (d)	0.80 (d)	0.73 (d)	52
Year ended 10/31/21	48.70	0.35	18.82	19.17	(0.44)	(1.25)	(1.69)	66.18	40.26 (d)	9,808,667	0.82 (d)	0.82 (d)	0.58 (d)	47
Class C
Year ended 10/31/25	53.11	(0.20)	9.40	9.20	—	(3.10)	(3.10)	59.21	18.04	197,155	1.56	1.56	(0.37)	45
Year ended 10/31/24	41.95	(0.10)	14.90	14.80	(0.05)	(3.59)	(3.64)	53.11	37.16	209,708	1.57	1.57	(0.21)	39
Year ended 10/31/23	40.46	(0.04)	3.18	3.14	(0.09)	(1.56)	(1.65)	41.95	8.09	189,259	1.57	1.57	(0.09)	66
Year ended 10/31/22	60.54	(0.02)	(9.52)	(9.54)	—	(10.54)	(10.54)	40.46	(19.20)	206,387	1.57	1.57	(0.04)	52
Year ended 10/31/21	44.96	(0.10)	17.31	17.21	(0.38)	(1.25)	(1.63)	60.54	39.19	307,346	1.59	1.59	(0.19)	47
Class R
Year ended 10/31/25	57.76	0.08	10.27	10.35	(0.25)	(3.10)	(3.35)	64.76	18.65	356,586	1.06	1.06	0.13	45
Year ended 10/31/24	45.17	0.16	16.11	16.27	(0.09)	(3.59)	(3.68)	57.76	37.83	316,625	1.07	1.07	0.29	39
Year ended 10/31/23	43.47	0.19	3.41	3.60	(0.34)	(1.56)	(1.90)	45.17	8.63	245,222	1.07	1.07	0.41	66
Year ended 10/31/22	64.21	0.23	(10.21)	(9.98)	(0.22)	(10.54)	(10.76)	43.47	(18.80)	231,671	1.07	1.07	0.46	52
Year ended 10/31/21	47.40	0.18	18.30	18.48	(0.42)	(1.25)	(1.67)	64.21	39.88	291,450	1.09	1.09	0.31	47
Class Y
Year ended 10/31/25	59.81	0.38	10.64	11.02	(0.53)	(3.10)	(3.63)	67.20	19.23	634,825	0.56	0.56	0.63	45
Year ended 10/31/24	46.47	0.44	16.62	17.06	(0.13)	(3.59)	(3.72)	59.81	38.53	546,793	0.57	0.57	0.79	39
Year ended 10/31/23	44.69	0.43	3.50	3.93	(0.59)	(1.56)	(2.15)	46.47	9.20	423,217	0.57	0.57	0.91	66
Year ended 10/31/22	65.75	0.49	(10.49)	(10.00)	(0.52)	(10.54)	(11.06)	44.69	(18.42)	434,168	0.57	0.57	0.96	52
Year ended 10/31/21	48.31	0.48	18.67	19.15	(0.46)	(1.25)	(1.71)	65.75	40.57	596,575	0.59	0.59	0.81	47
Class R5
Year ended 10/31/25	60.90	0.43	10.84	11.27	(0.57)	(3.10)	(3.67)	68.50	19.30	15	0.49	0.49	0.70	45
Year ended 10/31/24	47.23	0.48	16.92	17.40	(0.14)	(3.59)	(3.73)	60.90	38.63	13	0.50	0.50	0.86	39
Year ended 10/31/23	45.40	0.47	3.55	4.02	(0.63)	(1.56)	(2.19)	47.23	9.28	10	0.50	0.50	0.98	66
Year ended 10/31/22	66.63	0.54	(10.64)	(10.10)	(0.59)	(10.54)	(11.13)	45.40	(18.33)	10	0.49	0.49	1.04	52
Year ended 10/31/21	48.89	0.55	18.91	19.46	(0.47)	(1.25)	(1.72)	66.63	40.73	15	0.48	0.48	0.92	47
Class R6
Year ended 10/31/25	59.83	0.42	10.64	11.06	(0.57)	(3.10)	(3.67)	67.22	19.30	352,991	0.49	0.49	0.70	45
Year ended 10/31/24	46.46	0.47	16.63	17.10	(0.14)	(3.59)	(3.73)	59.83	38.63	328,011	0.50	0.50	0.86	39
Year ended 10/31/23	44.70	0.46	3.49	3.95	(0.63)	(1.56)	(2.19)	46.46	9.26	392,928	0.50	0.50	0.98	66
Year ended 10/31/22	65.78	0.53	(10.48)	(9.95)	(0.59)	(10.54)	(11.13)	44.70	(18.35)	380,913	0.49	0.49	1.04	52
Year ended 10/31/21	48.28	0.54	18.68	19.22	(0.47)	(1.25)	(1.72)	65.78	40.75	539,993	0.48	0.48	0.92	47

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.23% for the years ended
October 31, 2025, 2024, 2023, 2022 and 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Main Street Fund®

Notes to Financial Statements
October 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Main Street Fund® (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Main Street Fund®

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement notes disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When

Invesco Main Street Fund®

loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended October 31, 2025, the Fund paid the Adviser $22,625 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.650%
Next $150 million	0.600%
Next $150 million	0.550%
Next $9.5 billion	0.450%
Over $10 billion	0.430%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended October 31, 2025, the effective advisory fee rate incurred by the Fund was 0.44%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to

Invesco Main Street Fund®

any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended October 31, 2025, the Adviser waived advisory fees of $78,576.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended October 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2025, IDI advised the Fund that IDI retained $541,931 in front-end sales commissions from the sale of Class A shares and $13,106 and $5,427 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended October 31, 2025, the Fund incurred $163 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$11,364,664,512	$179,868,026	$—	$11,544,532,538
Money Market Funds	112,400,772	90,516,446	—	202,917,218
Total Investments	$11,477,065,284	$270,384,472	$—	$11,747,449,756

Invesco Main Street Fund®

NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended October 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $322,612.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2025 and 2024:
	2025	2024
Ordinary income*	$158,223,547	$56,916,123
Long-term capital gain	462,215,035	619,519,512
Total distributions	$620,438,582	$676,435,635

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$59,382,020
Undistributed long-term capital gain	739,261,960
Net unrealized appreciation — investments	4,916,240,062
Net unrealized appreciation — foreign currencies	39,205
Temporary book/tax differences	(573,721)
Shares of beneficial interest	6,007,581,037
Total net assets	$11,721,930,563
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of October 31, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2025 was $4,857,813,592 and $5,873,038,132, respectively. As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$5,001,638,348
Aggregate unrealized (depreciation) of investments	(85,398,286)
Net unrealized appreciation of investments	$4,916,240,062
Cost of investments for tax purposes is $6,831,209,694.

Invesco Main Street Fund®

NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of equalization, on October 31, 2025, undistributed net investment income was increased by $82,082, undistributed net realized gain was decreased by $57,879,081 and shares of beneficial interest was increased by $57,796,999. This reclassification had no effect on the net assets of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended October 31, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	4,520,907	$273,528,346	5,170,715	$281,617,323
Class C	420,904	22,267,862	495,535	23,949,230
Class R	709,356	40,943,112	801,223	42,638,259
Class Y	1,985,473	118,846,004	1,492,006	81,070,336
Class R6	842,066	51,070,561	1,063,664	58,013,649
Issued as reinvestment of dividends:
Class A	8,470,403	507,460,971	11,087,562	546,640,690
Class C	225,561	11,891,604	366,692	16,038,009
Class R	317,161	18,208,236	414,851	19,651,857
Class Y	487,312	28,902,450	606,070	29,595,136
Class R6	320,691	19,013,789	609,434	29,738,695
Automatic conversion of Class C shares to Class A shares:
Class A	529,024	31,948,580	590,529	32,727,992
Class C	(602,849)	(31,948,580)	(667,267)	(32,727,992)
Reacquired:
Class A	(18,711,417)	(1,134,563,432)	(18,692,472)	(1,027,483,600)
Class C	(662,436)	(35,262,468)	(757,288)	(36,931,550)
Class R	(1,001,481)	(58,304,641)	(1,163,414)	(61,773,099)
Class Y	(2,168,663)	(129,516,846)	(2,062,602)	(112,328,776)
Class R6	(1,394,272)	(83,727,742)	(4,647,163)	(252,171,417)
Net increase (decrease) in share activity	(5,712,260)	$(349,242,194)	(5,291,925)	$(361,735,258)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 13% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Main Street Fund®

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Equity Funds (Invesco Equity Funds) and Shareholders of Invesco Main Street Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Main Street Fund (one of the funds constituting AIM Equity Funds (Invesco Equity Funds), referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
December 18, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

Invesco Main Street Fund®

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Equity Funds (Invesco Equity Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Main Street Fund’s® (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the S&P 500® Index (Index).  The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed

Invesco Main Street Fund®

more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were below and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a

Invesco Main Street Fund®

direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
* Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.

Invesco Main Street Fund®

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2025:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$520,012,035
Qualified Dividend Income*	88.94%
Corporate Dividends Received Deduction*	87.42%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$88,204,884

Invesco Main Street Fund®

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

Invesco Main Street Fund®

SEC file number(s): 811-01424 and 002-25469
Invesco Distributors, Inc.
O-MST-NCSR

Annual Financial Statements and Other Information
October 31, 2025
Invesco Rising Dividends Fund
Nasdaq:
A: OARDX ■ C: OCRDX ■ R: ONRDX ■ Y: OYRDX ■ R5: RSDQX ■ R6: OIRDX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Approval of Investment Advisory and Sub-Advisory Contracts
17	Tax Information
18	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
October 31, 2025

Shares		Value
Common Stocks & Other Equity Interests–99.43%
Aerospace & Defense–2.70%
Airbus SE (France)	167,437	$41,285,113
Howmet Aerospace, Inc.	128,097	26,381,577
Northrop Grumman Corp.	42,810	24,977,495
		92,644,185
Agricultural & Farm Machinery–1.01%
Deere & Co.	75,077	34,657,795
Application Software–2.56%
Intuit, Inc.	69,154	46,163,752
Salesforce, Inc.	160,014	41,669,246
		87,832,998
Asset Management & Custody Banks–0.83%
KKR & Co., Inc., Class A	240,790	28,492,681
Biotechnology–1.55%
AbbVie, Inc.	243,618	53,118,469
Building Products–1.55%
Carlisle Cos., Inc.	74,316	24,156,416
Johnson Controls International PLC	254,720	29,137,421
		53,293,837
Communications Equipment–1.27%
Cisco Systems, Inc.	595,203	43,515,291
Construction Materials–1.11%
CRH PLC	318,729	37,960,624
Consumer Finance–2.11%
American Express Co.	109,214	39,396,766
Capital One Financial Corp.	150,438	33,094,856
		72,491,622
Consumer Staples Merchandise Retail–1.77%
Walmart, Inc.	602,103	60,920,781
Data Center REITs–0.80%
Digital Realty Trust, Inc.	160,210	27,301,386
Diversified Banks–5.62%
Bank of America Corp.	794,059	42,442,454
JPMorgan Chase & Co.	320,944	99,852,097
Wells Fargo & Co.	581,537	50,576,273
		192,870,824
Electric Utilities–1.18%
PPL Corp.	1,109,419	40,515,982
Electrical Components & Equipment–3.01%
Eaton Corp. PLC	82,903	31,632,469
Emerson Electric Co.	256,354	35,779,328
Rockwell Automation, Inc.	97,543	35,930,939
		103,342,736
Electronic Manufacturing Services–1.11%
TE Connectivity PLC (Switzerland)	154,518	38,167,491
Shares		Value
Financial Exchanges & Data–1.14%
Cboe Global Markets, Inc.	159,662	$39,219,374
Food Distributors–0.73%
Sysco Corp.	335,661	24,932,899
Health Care Distributors–1.19%
McKesson Corp.	50,193	40,723,589
Health Care Equipment–1.82%
Medtronic PLC	381,990	34,646,493
Stryker Corp.	78,401	27,929,572
		62,576,065
Health Care Services–0.80%
CVS Health Corp.	352,918	27,580,542
Home Improvement Retail–1.57%
Lowe’s Cos., Inc.	226,451	53,924,778
Homebuilding–0.58%
D.R. Horton, Inc.	133,085	19,840,312
Hotels, Resorts & Cruise Lines–1.76%
Marriott International, Inc., Class A	113,034	29,454,400
Royal Caribbean Cruises Ltd.	107,818	30,925,437
		60,379,837
Household Products–1.58%
Procter & Gamble Co. (The)	359,966	54,128,087
Industrial Machinery & Supplies & Components–1.98%
Lincoln Electric Holdings, Inc.	87,731	20,568,533
Parker-Hannifin Corp.	61,505	47,532,909
		68,101,442
Industrial REITs–1.45%
Prologis, Inc.	401,500	49,822,135
Insurance Brokers–0.92%
Marsh & McLennan Cos., Inc.	177,334	31,592,052
Integrated Oil & Gas–1.29%
Chevron Corp.	281,776	44,441,711
Integrated Telecommunication Services–0.83%
AT&T, Inc.	1,147,491	28,400,402
Interactive Media & Services–8.75%
Alphabet, Inc., Class A	768,233	216,019,437
Meta Platforms, Inc., Class A	130,200	84,415,170
		300,434,607
Investment Banking & Brokerage–1.36%
Charles Schwab Corp. (The)	495,571	46,841,371
Life Sciences Tools & Services–1.54%
Danaher Corp.	167,955	36,174,148
Lonza Group AG (Switzerland)	24,283	16,768,176
		52,942,324
Managed Health Care–0.64%
UnitedHealth Group, Inc.	64,501	22,030,962
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Rising Dividends Fund

Shares		Value
Multi-Utilities–1.36%
Ameren Corp.	251,641	$25,672,415
CMS Energy Corp.	286,417	21,065,970
		46,738,385
Oil & Gas Exploration & Production–1.19%
ConocoPhillips	460,694	40,937,269
Oil & Gas Storage & Transportation–0.72%
Williams Cos., Inc. (The)	428,933	24,822,353
Paper & Plastic Packaging Products & Materials–0.30%
Smurfit WestRock PLC	279,701	10,326,561
Pharmaceuticals–2.61%
Eli Lilly and Co.	63,423	54,725,170
Johnson & Johnson	183,925	34,737,914
		89,463,084
Property & Casualty Insurance–1.82%
American International Group, Inc.	430,637	34,003,097
Hartford Insurance Group, Inc. (The)	228,100	28,325,458
		62,328,555
Rail Transportation–1.15%
Union Pacific Corp.	178,688	39,377,475
Restaurants–1.18%
McDonald’s Corp.	136,114	40,620,501
Semiconductor Materials & Equipment–1.10%
ASML Holding N.V., New York Shares (Netherlands)	35,589	37,696,936
Semiconductors–10.84%
Broadcom, Inc.	362,846	134,118,767
NVIDIA Corp.	1,037,960	210,176,520
Shares		Value
Semiconductors–(continued)
Texas Instruments, Inc.	172,183	$27,800,667
		372,095,954
Specialty Chemicals–0.62%
DuPont de Nemours, Inc.	261,338	21,338,248
Systems Software–9.05%
Microsoft Corp.	509,721	263,938,631
Oracle Corp.	177,269	46,552,612
		310,491,243
Technology Hardware, Storage & Peripherals–5.33%
Apple, Inc.	677,046	183,052,927
Telecom Tower REITs–0.89%
American Tower Corp.	170,292	30,478,862
Tobacco–1.22%
Philip Morris International, Inc.	290,591	41,940,999
Transaction & Payment Processing Services–1.94%
Visa, Inc., Class A	195,646	66,664,418
Total Common Stocks & Other Equity Interests (Cost $1,931,256,348)		3,413,412,961
Money Market Funds–0.48%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(b)(c)	5,678,665	5,678,665
Invesco Treasury Portfolio, Institutional Class, 3.96%(b)(c)	10,676,000	10,676,000
Total Money Market Funds (Cost $16,354,665)		16,354,665
TOTAL INVESTMENTS IN SECURITIES–99.91% (Cost $1,947,611,013)		3,429,767,626
OTHER ASSETS LESS LIABILITIES—0.09%		3,027,559
NET ASSETS–100.00%		$3,432,795,185
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,117,766	$135,298,492	$(140,737,593)	$-	$-	$5,678,665	$607,842
Invesco Treasury Portfolio, Institutional Class	20,777,186	251,268,627	(261,369,813)	-	-	10,676,000	1,124,410
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,825,955	79,406,994	(82,232,949)	-	-	-	183,610*
Invesco Private Prime Fund	7,326,238	169,923,583	(177,252,180)	-	2,359	-	490,682*
Total	$42,047,145	$635,897,696	$(661,592,535)	$-	$2,359	$16,354,665	$2,406,544

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Rising Dividends Fund

Statement of Assets and Liabilities
October 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $1,931,256,348)	$3,413,412,961
Investments in affiliated money market funds, at value (Cost $16,354,665)	16,354,665
Cash	3,000,000
Receivable for:
Fund shares sold	490,634
Dividends	2,420,610
Investment for trustee deferred compensation and retirement plans	171,958
Other assets	69,079
Total assets	3,435,919,907
Liabilities:
Payable for:
Fund shares reacquired	1,442,012
Accrued fees to affiliates	1,291,437
Accrued trustees’ and officers’ fees and benefits	3,329
Accrued other operating expenses	101,432
Trustee deferred compensation and retirement plans	286,512
Total liabilities	3,124,722
Net assets applicable to shares outstanding	$3,432,795,185
Net assets consist of:
Shares of beneficial interest	$1,710,854,957
Distributable earnings	1,721,940,228
$3,432,795,185
Net Assets:
Class A	$2,748,743,100
Class C	$120,885,420
Class R	$134,081,824
Class Y	$366,251,830
Class R5	$15,171
Class R6	$62,817,840
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	97,050,200
Class C	5,682,708
Class R	4,783,592
Class Y	12,215,926
Class R5	536
Class R6	2,103,063
Class A:
Net asset value per share	$28.32
Maximum offering price per share (Net asset value of $28.32 ÷ 94.50%)	$29.97
Class C:
Net asset value and offering price per share	$21.27
Class R:
Net asset value and offering price per share	$28.03
Class Y:
Net asset value and offering price per share	$29.98
Class R5:
Net asset value and offering price per share	$28.30
Class R6:
Net asset value and offering price per share	$29.87
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Rising Dividends Fund

Statement of Operations
For the year ended October 31, 2025
Investment income:
Dividends (net of foreign withholding taxes of $258,567)	$50,748,820
Dividends from affiliated money market funds (includes net securities lending income of $17,595)	1,749,847
Total investment income	52,498,667
Expenses:
Advisory fees	18,813,883
Administrative services fees	457,806
Custodian fees	20,773
Distribution fees:
Class A	6,452,388
Class C	1,214,305
Class R	630,551
Transfer agent fees — A, C, R and Y	3,308,097
Transfer agent fees — R5	4
Transfer agent fees — R6	16,853
Trustees’ and officers’ fees and benefits	61,020
Registration and filing fees	138,066
Reports to shareholders	134,717
Professional services fees	85,802
Other	54,303
Total expenses	31,388,568
Less: Fees waived and/or expense offset arrangement(s)	(156,100)
Net expenses	31,232,468
Net investment income	21,266,199
Realized and unrealized gain from:
Net realized gain from:
Unaffiliated investment securities	255,698,100
Affiliated investment securities	2,359
Foreign currencies	6,951
255,707,410
Change in net unrealized appreciation of:
Unaffiliated investment securities	255,332,604
Foreign currencies	1,447
255,334,051
Net realized and unrealized gain	511,041,461
Net increase in net assets resulting from operations	$532,307,660
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Rising Dividends Fund

Statement of Changes in Net Assets
For the years ended October 31, 2025 and 2024
	2025	2024
Operations:
Net investment income	$21,266,199	$27,256,011
Net realized gain	255,707,410	367,958,781
Change in net unrealized appreciation	255,334,051	419,028,531
Net increase in net assets resulting from operations	532,307,660	814,243,323
Distributions to shareholders from distributable earnings:
Class A	(291,861,074)	(166,964,811)
Class C	(17,459,914)	(10,649,949)
Class R	(14,181,051)	(8,009,022)
Class Y	(37,992,848)	(22,041,428)
Class R5	(1,712)	(993)
Class R6	(6,290,423)	(3,260,208)
Total distributions from distributable earnings	(367,787,022)	(210,926,411)
Share transactions–net:
Class A	63,455,158	(32,511,046)
Class C	(8,014,898)	(16,292,285)
Class R	2,048,645	(2,027,979)
Class Y	8,873,508	(5,072,399)
Class R6	4,389,859	6,099,298
Net increase (decrease) in net assets resulting from share transactions	70,752,272	(49,804,411)
Net increase in net assets	235,272,910	553,512,501
Net assets:
Beginning of year	3,197,522,275	2,644,009,774
End of year	$3,432,795,185	$3,197,522,275
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Rising Dividends Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/25	$27.04	$0.17	$4.22	$4.39	$(0.22)	$(2.89)	$(3.11)	$28.32	17.72%	$2,748,743	0.96%	0.96%	0.67%	34%
Year ended 10/31/24	22.10	0.23	6.47	6.70	(0.22)	(1.54)	(1.76)	27.04	31.76	2,551,130	0.98	0.98	0.90	31
Year ended 10/31/23	21.76	0.22	1.45	1.67	(0.26)	(1.07)	(1.33)	22.10	7.74	2,102,472	0.99	0.99	0.99	29
Year ended 10/31/22	27.44	0.20	(2.67)	(2.47)	(0.12)	(3.09)	(3.21)	21.76	(10.33)	2,085,512	0.96	0.96	0.87	38
Year ended 10/31/21	20.52	0.15	7.30	7.45	(0.15)	(0.38)	(0.53)	27.44	36.83	2,497,385	1.00	1.00	0.62	30
Class C
Year ended 10/31/25	21.01	(0.02)	3.19	3.17	(0.02)	(2.89)	(2.91)	21.27	16.81	120,885	1.71	1.71	(0.08)	34
Year ended 10/31/24	17.48	0.03	5.07	5.10	(0.03)	(1.54)	(1.57)	21.01	30.81	127,577	1.73	1.73	0.15	31
Year ended 10/31/23	17.37	0.04	1.15	1.19	(0.01)	(1.07)	(1.08)	17.48	6.90	119,923	1.74	1.74	0.24	29
Year ended 10/31/22	22.56	0.02	(2.12)	(2.10)	—	(3.09)	(3.09)	17.37	(11.00)	138,325	1.71	1.71	0.12	38
Year ended 10/31/21	16.95	(0.03)	6.02	5.99	(0.00)	(0.38)	(0.38)	22.56	35.83	195,831	1.75	1.75	(0.13)	30
Class R
Year ended 10/31/25	26.78	0.11	4.18	4.29	(0.15)	(2.89)	(3.04)	28.03	17.48	134,082	1.21	1.21	0.42	34
Year ended 10/31/24	21.90	0.16	6.42	6.58	(0.16)	(1.54)	(1.70)	26.78	31.44	125,636	1.23	1.23	0.65	31
Year ended 10/31/23	21.57	0.17	1.43	1.60	(0.20)	(1.07)	(1.27)	21.90	7.48	103,799	1.24	1.24	0.74	29
Year ended 10/31/22	27.23	0.14	(2.65)	(2.51)	(0.06)	(3.09)	(3.15)	21.57	(10.58)	98,241	1.21	1.21	0.62	38
Year ended 10/31/21	20.36	0.09	7.25	7.34	(0.09)	(0.38)	(0.47)	27.23	36.53	115,326	1.25	1.25	0.37	30
Class Y
Year ended 10/31/25	28.46	0.25	4.46	4.71	(0.30)	(2.89)	(3.19)	29.98	18.02	366,252	0.71	0.71	0.92	34
Year ended 10/31/24	23.18	0.30	6.82	7.12	(0.30)	(1.54)	(1.84)	28.46	32.13	338,207	0.73	0.73	1.15	31
Year ended 10/31/23	22.78	0.30	1.50	1.80	(0.33)	(1.07)	(1.40)	23.18	7.98	278,381	0.74	0.74	1.24	29
Year ended 10/31/22	28.59	0.27	(2.80)	(2.53)	(0.19)	(3.09)	(3.28)	22.78	(10.12)	281,984	0.71	0.71	1.12	38
Year ended 10/31/21	21.36	0.22	7.61	7.83	(0.22)	(0.38)	(0.60)	28.59	37.21	324,469	0.75	0.75	0.87	30
Class R5
Year ended 10/31/25	27.02	0.26	4.21	4.47	(0.30)	(2.89)	(3.19)	28.30	18.12	15	0.64	0.64	0.99	34
Year ended 10/31/24	22.08	0.31	6.48	6.79	(0.31)	(1.54)	(1.85)	27.02	32.23	14	0.65	0.65	1.23	31
Year ended 10/31/23	21.74	0.30	1.44	1.74	(0.33)	(1.07)	(1.40)	22.08	8.11	12	0.65	0.65	1.33	29
Year ended 10/31/22	27.43	0.28	(2.68)	(2.40)	(0.20)	(3.09)	(3.29)	21.74	(10.06)	12	0.63	0.63	1.20	38
Year ended 10/31/21	20.51	0.24	7.30	7.54	(0.24)	(0.38)	(0.62)	27.43	37.33	15	0.65	0.65	0.97	30
Class R6
Year ended 10/31/25	28.36	0.27	4.45	4.72	(0.32)	(2.89)	(3.21)	29.87	18.14	62,818	0.64	0.64	0.99	34
Year ended 10/31/24	23.11	0.32	6.79	7.11	(0.32)	(1.54)	(1.86)	28.36	32.20	54,958	0.65	0.65	1.23	31
Year ended 10/31/23	22.71	0.31	1.51	1.82	(0.35)	(1.07)	(1.42)	23.11	8.09	39,423	0.65	0.65	1.33	29
Year ended 10/31/22	28.51	0.29	(2.79)	(2.50)	(0.21)	(3.09)	(3.30)	22.71	(10.04)	35,224	0.63	0.63	1.20	38
Year ended 10/31/21	21.31	0.25	7.58	7.83	(0.25)	(0.38)	(0.63)	28.51	37.30	40,929	0.65	0.65	0.97	30

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Rising Dividends Fund

Notes to Financial Statements
October 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Rising Dividends Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
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Invesco Rising Dividends Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement notes disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following
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Invesco Rising Dividends Fund

the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended October 31, 2025, the Fund paid the Adviser $685 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $800 million	0.650%
Next $700 million	0.600%
Next $1 billion	0.580%
Next $2.5 billion	0.560%
Next $5 billion	0.540%
Over $10 billion	0.520%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended October 31, 2025, the effective advisory fee rate incurred by the Fund was 0.58%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to
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Invesco Rising Dividends Fund

any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended October 31, 2025, the Adviser waived advisory fees of $49,073.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended October 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2025, IDI advised the Fund that IDI retained $258,893 in front-end sales commissions from the sale of Class A shares and $2,995 and $2,588 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,355,359,672	$58,053,289	$—	$3,413,412,961
Money Market Funds	16,354,665	—	—	16,354,665
Total Investments	$3,371,714,337	$58,053,289	$—	$3,429,767,626
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended October 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $107,027.
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Invesco Rising Dividends Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2025 and 2024:
	2025	2024
Ordinary income*	$40,595,931	$26,481,841
Long-term capital gain	327,191,091	184,444,570
Total distributions	$367,787,022	$210,926,411

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$2,605,156
Undistributed long-term capital gain	237,830,367
Net unrealized appreciation — investments	1,481,771,366
Net unrealized appreciation — foreign currencies	3,213
Temporary book/tax differences	(269,874)
Shares of beneficial interest	1,710,854,957
Total net assets	$3,432,795,185
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of October 31, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2025 was $1,095,137,728 and $1,354,457,293, respectively. As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,515,436,559
Aggregate unrealized (depreciation) of investments	(33,665,193)
Net unrealized appreciation of investments	$1,481,771,366
Cost of investments for tax purposes is $1,947,996,260.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of equalization, on October 31, 2025, undistributed net investment income was decreased by $133,062, undistributed net realized gain was decreased by $17,681,938 and shares of beneficial interest was increased by $17,815,000. This reclassification had no effect on the net assets of the Fund.
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Invesco Rising Dividends Fund

NOTE 10—Share Information
	Summary of Share Activity
	Year ended October 31, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	5,472,804	$141,593,985	5,388,609	$134,030,385
Class C	745,121	14,492,734	817,962	15,827,445
Class R	540,768	13,713,835	722,562	17,858,354
Class Y	1,460,190	39,997,820	1,662,600	43,081,167
Class R6	402,091	10,926,620	588,659	15,553,673
Issued as reinvestment of dividends:
Class A	10,810,350	272,362,866	6,920,812	159,814,931
Class C	905,288	17,137,090	591,723	10,522,080
Class R	566,897	14,129,489	349,594	7,976,286
Class Y	1,190,542	31,756,513	731,035	17,809,004
Class R6	223,511	5,940,829	119,303	2,903,599
Automatic conversion of Class C shares to Class A shares:
Class A	697,515	17,967,679	816,605	20,330,594
Class C	(926,350)	(17,967,679)	(1,050,322)	(20,330,594)
Reacquired:
Class A	(14,281,407)	(368,469,372)	(13,920,667)	(346,686,956)
Class C	(1,114,785)	(21,677,043)	(1,146,678)	(22,311,216)
Class R	(1,015,762)	(25,794,679)	(1,120,504)	(27,862,619)
Class Y	(2,318,487)	(62,880,825)	(2,517,188)	(65,962,570)
Class R6	(460,115)	(12,477,590)	(476,101)	(12,357,974)
Net increase (decrease) in share activity	2,898,171	$70,752,272	(1,521,996)	$(49,804,411)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco Rising Dividends Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Equity Funds (Invesco Equity Funds) and Shareholders of Invesco Rising Dividends Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Rising Dividends Fund (one of the funds constituting AIM Equity Funds (Invesco Equity Funds), referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
December 18, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco Rising Dividends Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Equity Funds (Invesco Equity Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Rising Dividends Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
15
Invesco Rising Dividends Fund

C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were the same as and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
* Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
16
Invesco Rising Dividends Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2025:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$345,006,091
Qualified Dividend Income*	100.00%
Corporate Dividends Received Deduction*	100.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$13,964,080
17
Invesco Rising Dividends Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
18
Invesco Rising Dividends Fund

SEC file number(s): 811-01424 and 002-25469
Invesco Distributors, Inc.
O-RISD-NCSR

Annual Financial Statements and Other Information
October 31, 2025
Invesco Summit Fund
Nasdaq:
A: ASMMX ■ C: CSMMX ■ P: SMMIX ■ R: SMMRX ■ S: SMMSX ■ Y: ASMYX ■ R5: SMITX ■ R6: SMISX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Approval of Investment Advisory and Sub-Advisory Contracts
18	Tax Information
19	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
October 31, 2025

Shares		Value
Common Stocks & Other Equity Interests–100.00%
Aerospace & Defense–3.16%
AeroVironment, Inc.(b)(c)	126,000	$46,608,660
Axon Enterprise, Inc.(b)	41,220	30,182,521
BAE Systems PLC (United Kingdom)	1,238,400	30,506,087
Curtiss-Wright Corp.	27,000	16,084,710
		123,381,978
Application Software–4.81%
AppLovin Corp., Class A(b)	182,700	116,440,191
Datadog, Inc., Class A(b)	314,010	51,123,968
Palantir Technologies, Inc., Class A(b)	100,080	20,063,038
		187,627,197
Asset Management & Custody Banks–0.41%
KKR & Co., Inc., Class A	135,174	15,995,139
Automobile Manufacturers–2.75%
Tesla, Inc.(b)	234,810	107,204,854
Automotive Retail–0.47%
Carvana Co.(b)	59,400	18,208,476
Biotechnology–2.65%
Alnylam Pharmaceuticals, Inc.(b)	126,090	57,502,084
Insmed, Inc.(b)	149,400	28,326,240
Natera, Inc.(b)	87,300	17,366,589
		103,194,913
Broadline Retail–6.94%
Amazon.com, Inc.(b)	1,057,410	258,240,670
MercadoLibre, Inc. (Brazil)(b)	5,310	12,357,751
		270,598,421
Building Products–1.54%
Johnson Controls International PLC	524,530	60,000,987
Communications Equipment–2.57%
Arista Networks, Inc.(b)	636,696	100,400,592
Construction Materials–0.27%
Vulcan Materials Co.	36,810	10,656,495
Consumer Finance–0.39%
Figure Technology Solutions, Inc., Class A(b)	384,500	15,226,200
Electrical Components & Equipment–2.02%
Eaton Corp. PLC	88,380	33,722,273
Vertiv Holdings Co., Class A	233,744	45,079,868
		78,802,141
Financial Exchanges & Data–1.58%
Coinbase Global, Inc., Class A(b)	179,190	61,601,938
Food Distributors–0.60%
US Foods Holding Corp.(b)	323,460	23,489,665
Food Retail–0.18%
Casey’s General Stores, Inc.	13,680	7,020,439
Shares		Value
Health Care Equipment–1.29%
Boston Scientific Corp.(b)	195,930	$19,734,069
Intuitive Surgical, Inc.(b)	57,060	30,486,017
		50,220,086
Heavy Electrical Equipment–0.59%
GE Vernova, Inc.	39,600	23,171,544
Hotels, Resorts & Cruise Lines–1.12%
Booking Holdings, Inc.	8,595	43,643,175
Independent Power Producers & Energy Traders–1.03%
Vistra Corp.	212,490	40,011,867
Industrial Machinery & Supplies & Components–1.05%
Donaldson Co., Inc.	249,300	21,003,525
Wartsila OYJ Abp (Finland)	612,000	20,022,863
		41,026,388
Integrated Oil & Gas–0.32%
Suncor Energy, Inc. (Canada)	314,640	12,529,068
Interactive Home Entertainment–0.72%
Sea Ltd., ADR (Singapore)(b)	78,300	12,234,375
Take-Two Interactive Software, Inc.(b)	62,448	16,009,794
		28,244,169
Interactive Media & Services–10.62%
Alphabet, Inc., Class A	3,780	1,062,898
Alphabet, Inc., Class C	746,010	210,240,538
Meta Platforms, Inc., Class A	271,080	175,754,718
Reddit, Inc., Class A(b)(c)	130,500	27,267,975
		414,326,129
Internet Services & Infrastructure–6.27%
Cloudflare, Inc., Class A(b)	266,850	67,593,105
CoreWeave, Inc., Class A(b)(c)	270,900	36,222,039
Shopify, Inc., Class A (Canada)(b)	384,300	66,814,398
Snowflake, Inc., Class A(b)	269,550	74,093,904
		244,723,446
Investment Banking & Brokerage–2.51%
Interactive Brokers Group, Inc., Class A	614,700	43,250,292
Robinhood Markets, Inc., Class A(b)	372,960	54,743,069
		97,993,361
Leisure Facilities–0.25%
Life Time Group Holdings, Inc.(b)	388,165	9,599,321
Life Sciences Tools & Services–0.55%
Tempus AI, Inc.(b)(c)	239,400	21,510,090
Movies & Entertainment–2.57%
Netflix, Inc.(b)	65,070	72,804,220
Spotify Technology S.A. (Sweden)(b)	41,760	27,366,163
		100,170,383
Oil & Gas Equipment & Services–0.24%
TechnipFMC PLC (United Kingdom)	223,200	9,229,320
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Summit Fund

Shares		Value
Pharmaceuticals–0.22%
UCB S.A. (Belgium)	33,300	$8,562,827
Real Estate Services–0.45%
Jones Lang LaSalle, Inc.(b)	57,591	17,570,438
Restaurants–0.84%
DoorDash, Inc., Class A(b)	128,160	32,600,059
Semiconductor Materials & Equipment–1.15%
Teradyne, Inc.	247,500	44,985,600
Semiconductors–21.58%
Broadcom, Inc.	570,653	210,930,468
Monolithic Power Systems, Inc.	34,020	34,190,100
NVIDIA Corp.	2,623,050	531,141,395
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	217,592	65,371,165
		841,633,128
Systems Software–9.01%
Microsoft Corp.	594,980	308,086,594
Oracle Corp.	165,870	43,559,121
		351,645,715
Technology Hardware, Storage & Peripherals–3.78%
Apple, Inc.	546,075	147,642,298
Trading Companies & Distributors–0.48%
United Rentals, Inc.	21,654	18,864,532
Transaction & Payment Processing Services–3.02%
Affirm Holdings, Inc.(b)(c)	630,450	45,316,746
Shares		Value
Transaction & Payment Processing Services–(continued)
Mastercard, Inc., Class A	131,166	$72,402,320
		117,719,066
Total Common Stocks & Other Equity Interests (Cost $1,638,002,019)		3,901,031,445
Money Market Funds–0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e)	1,135,020	1,135,020
Invesco Treasury Portfolio, Institutional Class, 3.96%(d)(e)	2,107,864	2,107,864
Total Money Market Funds (Cost $3,242,884)		3,242,884
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $1,641,244,903)		3,904,274,329
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.75%
Invesco Private Government Fund, 4.13%(d)(e)(f)	18,886,308	18,886,308
Invesco Private Prime Fund, 4.30%(d)(e)(f)	49,145,231	49,159,974
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $68,046,282)		68,046,282
TOTAL INVESTMENTS IN SECURITIES–101.83% (Cost $1,709,291,185)		3,972,320,611
OTHER ASSETS LESS LIABILITIES—(1.83)%		(71,336,042)
NET ASSETS–100.00%		$3,900,984,569
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,734,015	$166,754,472	$(168,353,467)	$-	$-	$1,135,020	$196,013
Invesco Treasury Portfolio, Institutional Class	5,077,192	309,686,876	(312,656,204)	-	-	2,107,864	360,797
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	300,827,213	(281,940,905)	-	-	18,886,308	403,100*
Invesco Private Prime Fund	41,620,044	662,231,210	(654,692,815)	2,082	(547)	49,159,974	1,094,397*
Total	$49,431,251	$1,439,499,771	$(1,417,643,391)	$2,082	$(547)	$71,289,166	$2,054,307

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Summit Fund

Statement of Assets and Liabilities
October 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $1,638,002,019)*	$3,901,031,445
Investments in affiliated money market funds, at value (Cost $71,289,166)	71,289,166
Foreign currencies, at value (Cost $232,669)	233,588
Receivable for:
Investments sold	44,228,961
Fund shares sold	127,246
Dividends	800,795
Investment for trustee deferred compensation and retirement plans	376,398
Other assets	109,972
Total assets	4,018,197,571
Liabilities:
Payable for:
Investments purchased	46,027,309
Dividends	42
Fund shares reacquired	1,877,620
Collateral upon return of securities loaned	68,046,282
Accrued fees to affiliates	782,571
Accrued trustees’ and officers’ fees and benefits	1,699
Accrued other operating expenses	83,485
Trustee deferred compensation and retirement plans	393,994
Total liabilities	117,213,002
Net assets applicable to shares outstanding	$3,900,984,569
Net assets consist of:
Shares of beneficial interest	$1,188,847,070
Distributable earnings	2,712,137,499
$3,900,984,569
Net Assets:
Class A	$585,501,383
Class C	$24,009,584
Class P	$3,227,484,273
Class R	$10,440
Class S	$5,737,380
Class Y	$37,841,390
Class R5	$19,441
Class R6	$20,380,678
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	17,272,095
Class C	913,235
Class P	91,616,533
Class R	308
Class S	165,807
Class Y	1,069,906
Class R5	546
Class R6	569,639
Class A:
Net asset value per share	$33.90
Maximum offering price per share (Net asset value of $33.90 ÷ 94.50%)	$35.87
Class C:
Net asset value and offering price per share	$26.29
Class P:
Net asset value and offering price per share	$35.23
Class R:
Net asset value and offering price per share	$33.90
Class S:
Net asset value and offering price per share	$34.60
Class Y:
Net asset value and offering price per share	$35.37
Class R5:
Net asset value and offering price per share	$35.61
Class R6:
Net asset value and offering price per share	$35.78

*	At October 31, 2025, securities with an aggregate value of $69,532,216 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Summit Fund

Statement of Operations
For the year ended October 31, 2025
Investment income:
Dividends (net of foreign withholding taxes of $238,225)	$13,617,072
Dividends from affiliated money market funds (includes net securities lending income of $124,734)	681,544
Total investment income	14,298,616
Expenses:
Advisory fees	22,186,299
Administrative services fees	486,979
Custodian fees	11,486
Distribution fees:
Class A	1,264,533
Class C	235,750
Class P	2,941,593
Class R	4
Class S	7,834
Transfer agent fees — A, C, P, R, S and Y	2,165,194
Transfer agent fees — R5	4
Transfer agent fees — R6	5,100
Trustees’ and officers’ fees and benefits	46,824
Registration and filing fees	122,020
Reports to shareholders	67,423
Professional services fees	85,091
Other	53,113
Total expenses	29,679,247
Less: Fees waived and/or expense offset arrangement(s)	(101,222)
Net expenses	29,578,025
Net investment income (loss)	(15,279,409)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	491,446,693
Affiliated investment securities	(547)
Foreign currencies	(2,559)
491,443,587
Change in net unrealized appreciation of:
Unaffiliated investment securities	353,897,890
Affiliated investment securities	2,082
Foreign currencies	12,752
353,912,724
Net realized and unrealized gain	845,356,311
Net increase in net assets resulting from operations	$830,076,902
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Summit Fund

Statement of Changes in Net Assets
For the years ended October 31, 2025 and 2024
	2025	2024
Operations:
Net investment income (loss)	$(15,279,409)	$(10,422,103)
Net realized gain	491,443,587	254,397,873
Change in net unrealized appreciation	353,912,724	911,038,081
Net increase in net assets resulting from operations	830,076,902	1,155,013,851
Distributions to shareholders from distributable earnings:
Class A	(10,334,888)	—
Class C	(674,083)	—
Class P	(59,950,902)	—
Class S	(107,215)	—
Class Y	(421,133)	—
Class R5	(307)	—
Class R6	(352,178)	—
Total distributions from distributable earnings	(71,840,706)	—
Share transactions–net:
Class A	1,920,652	(6,303,521)
Class C	(4,680,299)	(4,000,638)
Class P	(291,272,637)	(282,919,949)
Class R	10,070	—
Class S	(434,076)	(270,872)
Class Y	13,191,143	(12,389,303)
Class R5	1,051	3,771
Class R6	(951,792)	(2,283,220)
Net increase (decrease) in net assets resulting from share transactions	(282,215,888)	(308,163,732)
Net increase in net assets	476,020,308	846,850,119
Net assets:
Beginning of year	3,424,964,261	2,578,114,142
End of year	$3,900,984,569	$3,424,964,261
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Summit Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/25	$27.48	$(0.16)	$7.18	$7.02	$(0.60)	$33.90	25.81%	$585,501	0.97%	0.97%	(0.56)%	58%
Year ended 10/31/24	18.82	(0.11)	8.77	8.66	—	27.48	46.01	473,669	0.98	0.98	(0.46)	57
Year ended 10/31/23	18.33	(0.05)	2.20	2.15	(1.66)	18.82	13.19	328,711	1.00	1.00	(0.26)	62
Year ended 10/31/22	33.40	(0.03)	(9.58)	(9.61)	(5.46)	18.33	(33.39)	293,295	0.99	0.99	(0.15)	78
Year ended 10/31/21	26.25	(0.16)	9.21	9.05	(1.90)	33.40	35.85	476,470	0.99	0.99	(0.53)	47
Class C
Year ended 10/31/25	21.59	(0.30)	5.60	5.30	(0.60)	26.29	24.86	24,010	1.72	1.72	(1.31)	58
Year ended 10/31/24	14.90	(0.23)	6.92	6.69	—	21.59	44.90	24,385	1.73	1.73	(1.21)	57
Year ended 10/31/23	14.96	(0.15)	1.75	1.60	(1.66)	14.90	12.41	19,676	1.75	1.75	(1.01)	62
Year ended 10/31/22	28.53	(0.17)	(7.94)	(8.11)	(5.46)	14.96	(33.93)	16,613	1.74	1.74	(0.90)	78
Year ended 10/31/21	22.82	(0.34)	7.95	7.61	(1.90)	28.53	34.86	31,198	1.74	1.74	(1.28)	47
Class P
Year ended 10/31/25	28.49	(0.12)	7.46	7.34	(0.60)	35.23	26.02	3,227,484	0.82	0.82	(0.41)	58
Year ended 10/31/24	19.49	(0.08)	9.08	9.00	—	28.49	46.18	2,884,941	0.83	0.83	(0.31)	57
Year ended 10/31/23	18.89	(0.02)	2.28	2.26	(1.66)	19.49	13.40	2,189,443	0.85	0.85	(0.11)	62
Year ended 10/31/22	34.21	0.00	(9.86)	(9.86)	(5.46)	18.89	(33.32)	2,086,384	0.84	0.84	0.00	78
Year ended 10/31/21	26.80	(0.12)	9.43	9.31	(1.90)	34.21	36.09	3,369,237	0.84	0.84	(0.38)	47
Class R
Period ended 10/31/25(d)	32.72	(0.02)	1.20	1.18	—	33.90	3.61	10	1.22 (e)	1.22 (e)	(0.81)(e)	58
Class S
Year ended 10/31/25	28.01	(0.14)	7.33	7.19	(0.60)	34.60	25.93	5,737	0.87	0.87	(0.46)	58
Year ended 10/31/24	19.17	(0.09)	8.93	8.84	—	28.01	46.11	5,040	0.88	0.88	(0.36)	57
Year ended 10/31/23	18.62	(0.03)	2.24	2.21	(1.66)	19.17	13.32	3,647	0.90	0.90	(0.16)	62
Year ended 10/31/22	33.81	(0.01)	(9.72)	(9.73)	(5.46)	18.62	(33.33)	3,631	0.89	0.89	(0.05)	78
Year ended 10/31/21	26.52	(0.13)	9.32	9.19	(1.90)	33.81	36.02	5,626	0.89	0.89	(0.43)	47
Class Y
Year ended 10/31/25	28.58	(0.09)	7.48	7.39	(0.60)	35.37	26.12	37,841	0.72	0.72	(0.31)	58
Year ended 10/31/24	19.52	(0.05)	9.11	9.06	—	28.58	46.42	19,651	0.73	0.73	(0.21)	57
Year ended 10/31/23	18.90	0.00	2.28	2.28	(1.66)	19.52	13.50	22,986	0.75	0.75	(0.01)	62
Year ended 10/31/22	34.20	0.02	(9.86)	(9.84)	(5.46)	18.90	(33.26)	61,282	0.74	0.74	0.10	78
Year ended 10/31/21	26.77	(0.09)	9.42	9.33	(1.90)	34.20	36.22	85,356	0.74	0.74	(0.28)	47
Class R5
Year ended 10/31/25	28.75	(0.08)	7.54	7.46	(0.60)	35.61	26.21	19	0.69	0.69	(0.28)	58
Year ended 10/31/24	19.64	(0.04)	9.15	9.11	—	28.75	46.38	15	0.69	0.69	(0.17)	57
Year ended 10/31/23	19.01	(0.00)	2.29	2.29	(1.66)	19.64	13.48	7	0.77	0.77	(0.03)	62
Year ended 10/31/22	34.37	0.02	(9.92)	(9.90)	(5.46)	19.01	(33.27)	801	0.77	0.77	0.07	78
Year ended 10/31/21	26.91	(0.10)	9.46	9.36	(1.90)	34.37	36.14	1,848	0.77	0.77	(0.31)	47
Class R6
Year ended 10/31/25	28.89	(0.08)	7.57	7.49	(0.60)	35.78	26.18	20,381	0.69	0.69	(0.28)	58
Year ended 10/31/24	19.73	(0.04)	9.20	9.16	—	28.89	46.43	17,264	0.69	0.69	(0.17)	57
Year ended 10/31/23	19.08	0.01	2.30	2.31	(1.66)	19.73	13.54	13,643	0.70	0.70	0.04	62
Year ended 10/31/22	34.45	0.03	(9.94)	(9.91)	(5.46)	19.08	(33.22)	14,329	0.70	0.70	0.14	78
Year ended 10/31/21	26.95	(0.07)	9.47	9.40	(1.90)	34.45	36.24	23,732	0.70	0.70	(0.24)	47

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement Date of September 30, 2025.
(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Summit Fund

Notes to Financial Statements
October 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Summit Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class P, Class R, Class S, Class Y, Class R5 and Class R6. On September 30, 2025, the Fund began offering Class R shares. Class P shares are not sold to members of the general public. Only shareholders who had accounts in the AIM Summit Investors Plans I and AIM Summit Investors Plans II at the close of business on December 8, 2006, may continue to purchase Class P shares as described in the Fund’s prospectus. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class P, Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
8
Invesco Summit Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement notes disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment
9
Invesco Summit Fund

of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended October 31, 2025, the Fund paid the Adviser $5,739 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $10 million	1.000%
Next $140 million	0.750%
Over $150 million	0.625%
For the year ended October 31, 2025, the effective advisory fee rate incurred by the Fund was 0.63%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
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Invesco Summit Fund

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class P, Class R, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 1.85%, 2.25%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended October 31, 2025, the Adviser waived advisory fees of $15,231.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Fund has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class P, Class R, Class S, Class Y, Class R5 and Class R6 shares. The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class P, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Class R Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.10% of the average daily net assets of Class P shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of Class A and Class C shares, 0.10% of the average daily net assets of Class P shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended October 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2025, IDI advised the Fund that IDI retained $163,136 in front-end sales commissions from the sale of Class A shares and $6,531 and $575 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended October 31, 2025, the Fund incurred $51,550 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,841,939,668	$59,091,777	$—	$3,901,031,445
Money Market Funds	3,242,884	68,046,282	—	71,289,166
Total Investments	$3,845,182,552	$127,138,059	$—	$3,972,320,611
11
Invesco Summit Fund

NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended October 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $85,991.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2025 and 2024:
	2025	2024
Long-term capital gain	$71,840,706	$—

Tax Components of Net Assets at Period-End:
2025
Undistributed long-term capital gain	$467,163,139
Net unrealized appreciation — investments	2,258,903,922
Net unrealized appreciation — foreign currencies	11,345
Temporary book/tax differences	(219,584)
Late-Year ordinary loss deferral	(13,721,323)
Shares of beneficial interest	1,188,847,070
Total net assets	$3,900,984,569
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of October 31, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2025 was $2,036,692,862 and $2,395,882,019, respectively. As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$2,269,483,560
Aggregate unrealized (depreciation) of investments	(10,579,638)
Net unrealized appreciation of investments	$2,258,903,922
Cost of investments for tax purposes is $1,713,416,689.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of equalization, on October 31, 2025, undistributed net investment income (loss) was increased by $1,572,783, undistributed net realized gain was decreased by $20,301,441 and shares of beneficial interest was increased by $18,728,658. This reclassification had no effect on the net assets of the Fund.
12
Invesco Summit Fund

NOTE 10—Share Information
	Summary of Share Activity
	Year ended October 31, 2025		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	3,125,062	$90,443,908	2,943,468	$71,063,859
Class C	156,103	3,524,543	273,580	5,165,850
Class P	468,639	13,903,107	654,321	16,273,788
Class R	308	10,070	-	-
Class S	1,068	31,431	4,026	97,041
Class Y	615,812	19,928,879	372,492	9,478,555
Class R5	30	971	133	3,771
Class R6	91,704	2,679,776	104,000	2,713,988
Issued as reinvestment of dividends:
Class A	327,181	9,903,778	-	-
Class C	27,858	658,285	-	-
Class P	1,838,500	57,765,684	-	-
Class S	3,369	103,993	-	-
Class Y	9,723	306,384	-	-
Class R5	3	80	-	-
Class R6	10,491	334,349	-	-
Automatic conversion of Class C shares to Class A shares:
Class A	118,126	3,373,597	115,374	2,887,371
Class C	(151,646)	(3,373,597)	(146,382)	(2,887,371)
Reacquired:
Class A	(3,536,547)	(101,800,631)	(3,287,007)	(80,254,751)
Class C	(248,717)	(5,489,530)	(318,359)	(6,279,117)
Class P	(11,942,544)	(362,941,428)	(11,759,520)	(299,193,737)
Class S	(18,564)	(569,500)	(14,387)	(367,913)
Class Y	(243,274)	(7,044,120)	(862,182)	(21,867,858)
Class R6	(130,082)	(3,965,917)	(197,878)	(4,997,208)
Net increase (decrease) in share activity	(9,477,397)	$(282,215,888)	(12,118,321)	$(308,163,732)
13
Invesco Summit Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Equity Funds (Invesco Equity Funds) and Shareholders of Invesco Summit Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Summit Fund (one of the funds constituting AIM Equity Funds (Invesco Equity Funds), referred to hereafter as the “Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
December 18, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco Summit Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Equity Funds (Invesco Equity Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Summit Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco
Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Growth Index (Index).  The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period, the third quintile for the three year period, and the fourth quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period, and below the performance of the Index for the three and five year periods. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between the Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe and
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Invesco Summit Fund

specifically that the Fund, unlike many of its peers and the Index, excludes tobacco, alcohol and gambling-related stocks.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted
that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades
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Invesco Summit Fund

were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
* Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
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Invesco Summit Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2025:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$92,144,706
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
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Invesco Summit Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
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Invesco Summit Fund

SEC file number(s): 811-01424 and 002-25469
Invesco Distributors, Inc.
SUM-NCSR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics is attached as Exhibit 99.CODEETH.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Equity Funds (Invesco Equity Funds)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: January 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                         .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: January 5, 2026

By:      /s/ Adrien Deberghes

Name: Adrien Deberghes

Title: Principal Financial Officer

Date: January 5, 2026